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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number: 811-08895

Voya Funds Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: March 31

Date of reporting period: December 31, 2014

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Floating Rate Fund

Voya GNMA Income Fund

Voya High Yield Bond Fund

Voya Intermediate Bond Fund

Voya Short Term Bond Fund

Voya Strategic Income Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of December 31, 2014 (Unaudited)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: 87.3%
		Aerospace & Defense: 0.5%
2,000,000		B/E Aerospace, Inc., Term Loan, 4.000%, 12/16/21	$2,000,000	0.2
2,468,813		Custom Sensors & Technologies, First Lien Term Loan, 4.500%, 09/30/21	2,447,210	0.3
			4,447,210	0.5

		Automotive: 3.2%
1,000,000		BBB Industries US Holdings, Inc., First Lien Term Loan, 6.000%, 11/03/21	995,000	0.1
1,500,000		Dealer Tire, LLC, Term Loan B, 5.500%, 12/31/21	1,492,500	0.2
5,236,875		Federal-Mogul Corporation, Term Loan C, 4.750%, 04/15/21	5,205,784	0.6
3,568,009		Fram Group Holdings Inc., First Lien Term Loan, 6.500%, 07/31/17	3,557,305	0.4
196,859		Fram Group Holdings Inc., Second Lien Term Loan, 10.500%, 01/29/18	196,366	0.0
6,132,125		Gates Global LLC, First Lien Secured Term Loan, 4.250%, 07/05/21	5,979,920	0.7
2,111,968		Key Safety Systems, Inc., First Lien Term Loan, 4.750%, 08/29/21	2,098,768	0.2
3,871,111		Metaldyne Performance Group, Term Loan B, 4.250%, 10/08/21	3,857,562	0.4
25,253		Service King, Delayed Draw Term Loan, 4.750%, 08/18/21	25,214	0.0
224,122		Service King, Term Loan B, 4.750%, 08/18/21	223,772	0.0
4,772,580		TI Group Automotive Systems, L.L.C., Term Loan B, 4.250%, 07/02/21	4,712,922	0.5
722,412		UCI International, Inc., Term Loan B, 5.500%, 07/26/17	720,004	0.1
			29,065,117	3.2

		Beverage & Tobacco: 0.7%
6,000,000		Jacobs Douwe Egberts , Term Loan B-1 USD, 3.500%, 07/23/21	5,865,000	0.7

		Building & Development: 1.3%
2,213,269		Doosan Infracore Bobcat Holdings Co., Ltd., Term Loan B, 4.500%, 05/27/21	2,202,203	0.3
2,068,657		Minimax Viking GmbH, Facility B1 Loan, 4.250%, 08/30/20	2,057,021	0.2
2,768,222		NCI Building Systems, Inc., Term Loan, 4.250%, 06/24/19	2,725,544	0.3
243,158		Quikrete Holdings, Second Lien Term Loan, 7.000%, 03/23/21	242,246	0.0
1,991,000		Quikrete Holdings, Term Loan B, 4.000%, 09/23/20	1,968,601	0.2
992,481		SMG, First Lien Term Facility, 4.500%, 03/03/20	985,038	0.1
1,421,001		Wilsonart LLC, Term Loan B, 4.000%, 10/31/19	1,381,924	0.2
			11,562,577	1.3

		Business Equipment & Services: 6.5%
5,350,000		Acosta, Inc., Term Loan B, 5.000%, 09/26/21	5,348,662	0.6
164,105		Advantage Sales & Marketing, Inc., Delayed Draw Term Loan, 4.250%, 07/21/21	162,720	0.0
4,923,145		Advantage Sales & Marketing, Inc., First Lien Term Loan, 4.250%, 07/23/21	4,881,609	0.5
500,000		AlixPartners LLP, Second Lien Term Loan, 9.000%, 07/09/21	505,833	0.1
3,940,324	(1)	AlixPartners LLP, Term Loan B-2, 4.000%, 07/09/20	3,895,996	0.4
2,641,563		Allflex Holdings III, Inc., First Lien Term Loan, 4.250%, 07/17/20	2,588,731	0.3
475,000		Allflex Holdings III, Inc., Second Lien Term Loan, 8.000%, 07/19/21	463,125	0.1
1,592,000		Catalina Marketing Corporation, First Lien Term Loan, 4.500%, 04/01/21	1,516,380	0.2
1,200,000		Catalina Marketing Corporation, Second Lien Term Loan, 7.750%, 04/01/22	1,118,000	0.1
1,250,000		Central Security Group, Inc., First Lien Term Loan, 6.250%, 09/30/20	1,235,938	0.1
1,923,124		Coinmach Service Corp., Feb 2014 Upsized Term Loan, 4.250%, 11/15/19	1,896,681	0.2
1,386,656		First American Payment Systems, First Lien Term Loan, 5.750%, 09/30/18	1,372,790	0.2
815,631		First American Payment Systems, Second Lien, 10.750%, 03/30/19	807,474	0.1
1,245,735		GCA Services, Replacement Term Loan, 4.287%, 11/01/19	1,227,049	0.1
4,531,620	(1)	Interactive Data Corporation, Term Loan B, 4.750%, 05/01/21	4,510,095	0.5

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Business Equipment & Services: (continued)
346,154		ION Trading Technologies Limited, Second Lien Term Loan, 7.250%, 06/10/22	$330,577	0.0
2,897,500		iQor, First Lien Term Loan, 6.000%, 04/01/21	2,694,675	0.3
1,000,000		iQor, Second Lien Term Loan, 9.750%, 04/01/22	920,000	0.1
719,563		Knowledge Universe Education, LLC, Term Loan B, 5.250%, 03/20/21	721,361	0.1
1,243,750		Learning Care Group, Term Loan, 5.500%, 05/01/21	1,246,859	0.1
2,274,194		Legal Shield, First Lien Term Loan, 6.250%, 07/01/19	2,263,771	0.3
1,000,000		Legal Shield, Second Lien Term Loan, 9.750%, 07/01/20	992,500	0.1
1,059,226		Miller Heiman, Inc., Term Loan B, 6.758%, 09/30/19	1,036,275	0.1
19		Misys (Magic Newco 2 S.a.r.l.), Term Loan B add-on, 5.000%, 12/01/18	19	0.0
2,648,363		Onsite Rental Group Operations Pty Ltd., Senior Secured Term Loan, 5.500%, 07/30/21	2,621,879	0.3
1,500,000		Ship US Bidco, Inc. (Worldpay), Term Loan B2A-II, 5.250%, 11/30/19	1,499,196	0.2
1,040,000		Ship US Bidco, Inc. (Worldpay), Term Loan C2, 4.750%, 11/29/19	1,037,726	0.1
1,885,750		Sophos, Term Loan B USD, 5.000%, 01/30/21	1,881,036	0.2
4,030,000		SourceHOV, First Lien Term Loan, 7.750%, 10/27/19	3,909,100	0.4
1,155,000		SourceHOV, Second Lien Term Loan, 11.500%, 04/27/20	1,108,800	0.1
3,717,609	(1)	SurveyMonkey.com, LLC, Term Loan B, 5.500%, 02/07/19	3,701,252	0.4
188,351		Sutherland Global Services, Term Loan B Cayman, 6.000%, 04/22/21	187,410	0.0
809,149		Sutherland Global Services, Term Loan B, 6.000%, 04/22/21	805,103	0.1
894,000		Wash Multi-Family Services, USD Term Loan, 4.500%, 02/21/19	883,942	0.1
			59,372,564	6.5

		Cable & Satellite Television: 2.4%
4,500,000		Charter Communications Operating, LLC, Term Loan G, 4.250%, 09/12/21	4,528,436	0.5
1,709,526		Liberty Cablevision of Puerto Rico LLC., First Lien Term Facility, 4.500%, 01/07/22	1,666,788	0.2
250,000		Liberty Cablevision of Puerto Rico LLC., Second Lien Facility, 7.750%, 06/30/23	250,312	0.0
1,874,957	(1)	New Wave Communications, Including Add on Term Loan B, 4.750%, 04/30/20	1,846,833	0.2
5,757,791		RCN Cable, Term Loan B, 4.500%, 02/25/20	5,739,798	0.7
3,000,000		Virgin Media Investment Holdings Limited, Term Loan B USD, 3.500%, 06/07/20	2,955,000	0.3
4,796,461		Wideopenwest Finance, LLC, Term Loan B, 4.750%, 04/01/19	4,775,476	0.5
			21,762,643	2.4

		Chemicals & Plastics: 4.5%
1,341,450		Armacell, First Lien Term Loan USD, 5.500%, 06/30/20	1,328,035	0.1
6,176,102		Arysta LifeScience Corporation, First Lien Term Loan, 4.500%, 05/29/20	6,150,366	0.7
1,508,403		AZ Chem US Inc., First Lien Senior Secured Term Loan, 4.500%, 06/13/21	1,490,490	0.2
950,000		Eco Services, Term Loan, 4.750%, 10/08/21	940,500	0.1
1,900,000		Emerald Performance Materials LLC, First Lien Term Loan, 4.500%, 08/15/21	1,861,208	0.2
750,000		Emerald Performance Materials LLC, Second Lien Term Loan, 7.750%, 08/15/22	733,125	0.1
496,250		Ennis Flint (a.k.a Road Infrastructure Investment LLC), First Lien Term Facility, 4.250%, 04/01/21	476,400	0.1
1,000,000	(1)	Flint Group Holdings S.A.R.L., Second Lien, 09/05/22	950,000	0.1
1,373,023	(1)	Flint Group Holdings S.A.R.L., USD Term Loan B2, 4.750%, 09/03/21	1,336,981	0.2
226,977	(1)	Flint Group Holdings S.A.R.L., USD Term Loan C, 4.750%, 09/03/21	221,019	0.0
1,147,128		Gemini HDPE LLC, Senior Secured Term Loan, 4.750%, 08/06/21	1,109,846	0.1

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Chemicals & Plastics: (continued)
325,000		Houghton International, Inc., Second Lien Term Loan, 9.500%, 12/20/20	$325,000	0.0
2,203,966		Houghton International, Inc., USD First Lien Term Loan, 4.000%, 12/20/19	2,170,907	0.2
420,647		Kleopatra Lux 2 S.À. R.L, New Term Loan B, 4.750%, 12/21/16	420,384	0.1
794,000		Kronos Worldwide, Inc., Term Loan B Facility, 4.750%, 02/21/20	793,007	0.1
2,195,677		MacDermid, Inc., First Lien Term Loan, 4.000%, 06/07/20	2,157,940	0.2
922,327		Monarch (Allnex S.a.r.l.), First Lien Term Loan B-1, 4.500%, 10/03/19	915,409	0.1
478,551		Monarch (Allnex S.a.r.l.), First Lien Term Loan B-2, 4.500%, 10/03/19	474,962	0.1
897,750		Orion Engineered Carbons, Term Loan B USD, 5.000%, 07/25/21	901,117	0.1
2,153,250		Oxea S.a.r.l., First Lien Term Loan USD, 4.250%, 01/15/20	2,067,120	0.2
1,741,806		Royal Adhesives & Sealants, First Lien Term Facility, 5.500%, 08/01/18	1,751,604	0.2
1,795,500		Solenis International, L.P., USD First Lien Term Loan, 4.250%, 07/31/21	1,760,712	0.2
2,300,000		Styrolution Group GmbH, Term Loan B-1 USD, 6.500%, 11/07/19	2,233,875	0.2
3,710,760		Tronox Pigments (Netherlands) BV, Term Loan, 4.000%, 03/19/20	3,659,737	0.4
3,690,075	(1)	Univar Inc., Term Loan B, 5.000%, 06/30/17	3,580,033	0.4
1,128,152		Vantage Specialties Inc., Incremental Term Loan Facility, 5.000%, 02/10/19	1,123,217	0.1
			40,932,994	4.5

		Clothing/Textiles: 0.4%
2,842,065	(1)	Herff Jones, Inc., First Lien Term Loan, 12/10/21	2,838,512	0.3
447,721		Vince, LLC, Term Loan, 5.750%, 11/27/19	446,042	0.1
			3,284,554	0.4

		Conglomerates: 0.8%
266,400		Fender Musical Instruments Corp., Term Loan B, 5.750%, 04/03/19	265,233	0.0
798,000		Jason Incorporated, First Lien Term Loan, 5.500%, 06/30/21	788,025	0.1
400,000		Jason Incorporated, Second Lien Term Loan, 9.000%, 06/30/22	384,000	0.0
2,957,588		ServiceMaster Company, Term Loan, 4.250%, 06/30/21	2,909,142	0.3
2,839,063		Waterpik, First Lien, 5.750%, 07/01/20	2,819,544	0.3
387,298		WireCo WorldGroup, Inc., Term Loan B, 6.000%, 02/15/17	388,024	0.1
			7,553,968	0.8

		Containers & Glass Products: 1.8%
2,995,000	(1)	Berlin Packaging, LLC, First Lien Term Loan, 4.500%, 09/24/21	2,974,784	0.3
450,000		Berlin Packaging, LLC, Second Lien Term Facility, 7.750%, 09/24/22	445,125	0.0
1,992,727		EveryWare, Inc., Term Loan, 7.750%, 05/21/20	1,180,691	0.1
950,000	(1)	Hilex Poly Co, LLC (aka Novolex), First Lien Term Loan Facility, 12/03/21	940,500	0.1
2,402,002		Husky Injection Molding Systems, Ltd, Incremental Term Loan, 4.250%, 06/30/21	2,338,949	0.3
4,305,869		Otter Products, Term Loan B, 5.750%, 06/03/20	4,265,501	0.5
1,507,334		Reynolds Group Holdings Inc, USD Term Loan, 4.000%, 12/15/18	1,483,512	0.2
1,806,517	(1)	WNA Holdings Inc (a.k.a Waddington Group), USD Term Loan (Canadian Borrower), 4.503%, 06/07/20	1,777,161	0.2
1,098,995	(1)	WNA Holdings Inc (a.k.a Waddington Group), USD Upsized Term Loan (US Borrower), 4.500%, 05/23/20	1,081,136	0.1
			16,487,359	1.8

		Cosmetics/Toiletries: 0.1%
549,391		KIK Custom Products, Inc., First Lien with incremental, 5.500%, 04/29/19	541,837	0.1

		Diversified Insurance: 4.1%
1,939,582		Alliant Holdings, I, LLC, Term Loan B, 4.250%, 12/20/19	1,914,732	0.2
900,000	(1)	AmWINS Group, Inc., Second Lien Term Loan, 09/06/20	882,000	0.1
6,852,066		AmWINS Group, Inc., Term Loan B, 5.000%, 09/06/19	6,834,936	0.7
3,316,500		Applied Systems Inc., First Lien Term Loan, 4.250%, 01/15/21	3,265,923	0.4

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Diversified Insurance: (continued)
650,000		Applied Systems Inc., Second Lien Term Loan, 7.500%, 01/15/22	$644,584	0.1
1,625,250		Cooper Gay Swett & Crawford, Ltd., First Lien Term Loan, 5.000%, 04/16/20	1,503,356	0.2
1,400,000		Cooper Gay Swett & Crawford, Ltd., Second Lien Term Loan, 8.250%, 10/15/20	1,239,000	0.1
7,798,996		Hub International Limited, Term Loan B, 4.250%, 10/02/20	7,596,222	0.8
5,122,403		National Financial Partners Corp., Term Loan B, 4.500%, 07/01/20	5,096,791	0.6
1,000,000	(1)	Sedgwick Holdings, Inc., Incremental Second Lien Term Loan, 6.750%, 02/28/22	943,750	0.1
1,500,000		Sedgwick Holdings, Inc., Second Lien Term Loan, 6.750%, 02/28/22	1,415,625	0.2
5,651,533		USI, Inc., Term Loan, 4.250%, 12/27/19	5,556,164	0.6
			36,893,083	4.1

		Drugs: 0.5%
3,493,750	(1)	Akorn, Inc, Term Loan, 4.500%, 04/17/21	3,471,914	0.4
1,020,949		Salix Pharmaceuticals Ltd, Term Loan, 4.250%, 01/02/20	1,011,698	0.1
			4,483,612	0.5

		Ecological Services & Equipment: 1.0%
4,538,625		4L Holdings Inc., Term Loan B, 5.500%, 05/08/20	4,430,833	0.5
4,193,685		ADS Waste Holdings, Inc., B-2, 3.750%, 10/09/19	4,080,107	0.5
358,138		Waste Industries USA, Inc., New Term Loan B, 4.000%, 03/17/17	355,899	0.0
			8,866,839	1.0

		Electronics/Electrical: 9.3%
2,000,000	(1)	Accuvant Inc., First Lien Term Loan, 12/15/21	1,980,000	0.2
1,881,006		Active Network, Inc., First Lien Term Loan, 5.500%, 11/18/20	1,845,737	0.2
2,878,250		Aptean Holdings, Inc., First Lien Term Loan, 5.250%, 02/26/20	2,791,903	0.3
700,000		Aptean Holdings, Inc., Second Lien Term Loan, 8.500%, 02/26/21	672,000	0.1
2,311,876		Aspect Software, Inc., Term Loan, 7.250%, 05/09/16	2,265,638	0.2
2,896,657		Avast Software, Term Loan, 4.750%, 03/21/20	2,874,932	0.3
1,933,144	(1)	Blackboard Inc., Term Loan B-3, 4.750%, 10/04/18	1,918,244	0.2
3,396,960		Blue Coat Systems, Inc., First Lien Term Loan, 4.000%, 05/31/19	3,316,282	0.4
1,000,000		Blue Coat Systems, Inc., Second Lien Term Loan, 9.500%, 06/28/20	985,000	0.1
2,309,110		BMC Software, Inc., U.S. Term Loan, 5.000%, 09/10/20	2,244,889	0.2
2,860,000		Compuware Corporation, Term Loan B-2, 6.250%, 12/15/21	2,719,683	0.3
6,917,707	(1)	Dell International LLC, Term B Loans, 4.500%, 04/30/20	6,908,444	0.8
696,500		ECI, Term Loan B, 5.750%, 05/28/21	697,371	0.1
725,000	(1)	ECI, Upsized Term Loan B, 5.750%, 05/28/21	725,906	0.1
2,369,289		Epiq Systems, Inc., Term Loan, 4.250%, 08/27/20	2,360,404	0.3
450,000		Eze Castle Software, Inc., Second Lien Term Loan, 7.250%, 04/04/21	434,250	0.0
1,970,113		Eze Castle Software, Inc., Term Loan B-1, 4.000%, 04/04/20	1,933,173	0.2
962,500		FCI International S.A.S., Term Loan B, 6.250%, 12/31/20	965,508	0.1
5,711,446	(1)	Freescale Semiconductor, Inc., Tranche B-4 Term Loan, 4.250%, 02/28/20	5,582,939	0.6
2,476,212		Freescale Semiconductor, Inc., Tranche B-5 Term Loan, 5.000%, 01/15/21	2,474,665	0.3
6,136,434	(1)	Go Daddy Operating Company, LLC, Term Loan, 4.750%, 05/13/21	6,104,475	0.7
1,657,975		Greeneden U.S. Holdings II, LLC, Existing Term Loan B, 4.000%, 02/08/20	1,620,670	0.2
1,155,332		Hyland Software, Inc., First Lien Term Loan, 4.750%, 02/19/21	1,150,277	0.1
474,387		Infor (US), Inc., Term Loan B5, 3.750%, 06/03/20	460,897	0.1
6,511,233		Kronos Incorporated, Upsized Term Loan, 4.500%, 10/30/19	6,478,677	0.7
1,197,000		M/A-COM Technology Solutions Holdings, Inc., Term Loan B, 4.500%, 05/07/21	1,197,000	0.1
1,188,000		Oberthur Technologies, Tranche B-2 Term Loan, 4.500%, 10/15/19	1,171,665	0.1

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Electronics/Electrical: (continued)
1,217,705		Omnitracs Inc., Upsized First Lien Term Loan, 4.750%, 11/25/20	$1,196,395	0.1
550,000		Omnitracs Inc., Upsized Second Lien Term Loan, 8.750%, 05/25/21	536,250	0.1
1,525,178		Open Link Financial, Inc., Term Loan, 6.250%, 10/30/17	1,514,692	0.2
3,142,534		RedPrairie Corporation, Incremental First Lien Term Loan, 6.000%, 12/21/18	2,924,520	0.3
500,000		RedPrairie Corporation, Second Lien Term Loan, 11.250%, 12/20/19	428,906	0.0
2,593,500		Skillsoft Corp., First Lien Term Loan, 5.750%, 04/28/21	2,550,707	0.3
850,000		TIBCO Software, Inc., First Lien Term Loan, 6.500%, 12/05/20	824,500	0.1
738,774		Websense, Inc., Second Lien Term Loan, 8.250%, 12/24/20	705,529	0.1
1,628,510		Websense, Inc., Term Loan B, 4.500%, 06/25/20	1,604,082	0.2
8,250,000		Zebra Technologies, Term Loan B, 4.750%, 10/27/21	8,314,457	0.9
			84,480,667	9.3

		Equity REITs and REOCs: 0.0%
350,000		Capital Automotive L.P., Second Lien Term Loan, 6.000%, 04/29/20	350,000	0.0

		Financial Intermediaries: 1.6%
3,755,452		Duff & Phelps, Add-on Term Loan, 4.500%, 04/23/20	3,717,897	0.4
1,962,731		Guggenheim Partners Investment Management Holdings, LLC, Term Loan B, 4.250%, 07/22/20	1,949,237	0.2
1,653,112		MoneyGram International, Inc., Term Loan B, 4.250%, 03/27/20	1,533,261	0.2
3,514,500		Santander Asset Management, Term Loan B-1 USD, 4.250%, 11/30/20	3,510,107	0.4
3,176,000		Trans Union LLC, Term Loan B, 4.000%, 03/21/21	3,138,285	0.3
1,089,000		Walker & Dunlop, Term Loan, 5.250%, 12/20/20	1,086,278	0.1
			14,935,065	1.6

		Food Products: 1.6%
3,449,798		Advance Pierre Foods, First Lien Term Loan B, 5.750%, 07/10/17	3,432,549	0.4
1,500,000		Advance Pierre Foods, Second Lien Term Loan, 9.500%, 10/10/17	1,485,000	0.2
1,463,045		Atkins Nutritionals Holdings II, Inc., First Lien Term Loan, 6.250%, 01/02/19	1,448,415	0.1
248,125		Atrium Innovations, Inc., USD First Lien Term Loan, 4.250%, 02/04/21	241,301	0.0
250,000		Atrium Innovations, Inc., USD Second Lien Term Loan, 7.750%, 08/04/21	237,500	0.0
4,308,140		CSM Bakery Supplies, First Lien Term Loan, 5.000%, 07/03/20	4,232,748	0.5
2,731,850		Del Monte Foods Consumer Products, Inc., First Lien, 4.253%, 02/18/21	2,513,302	0.3
450,000		Del Monte Foods Consumer Products, Inc., Second Lien, 8.250%, 08/18/21	387,000	0.0
814,723		NPC International, Term Loan, 4.000%, 12/28/18	794,355	0.1
			14,772,170	1.6

		Food Service: 1.3%
7,000,000	(1)	Burger King Corporation, Term Loan B, 4.500%, 10/27/21	7,003,122	0.8
3,277,737	(1)	CEC Entertainment, Inc., First Lien Term Loan, 4.000%, 02/14/21	3,201,258	0.3
1,753,550		P.F. Chang's China Bistro, Inc., Term Loan, 4.250%, 06/30/19	1,683,408	0.2
			11,887,788	1.3

		Food/Drug Retailers: 2.1%
3,000,000		Albertsons LLC, Term Loan B4, 4.500%, 08/11/21	3,005,625	0.3
700,000		Albertsons LLC, Upsized Term Loan B4, 4.500%, 08/11/21	701,312	0.1
2,028,302		Dave & Buster's, Inc., Term Loan, 4.250%, 07/31/20	2,020,696	0.2
1,681,693		Del Taco, Term Loan, 5.518%, 10/01/18	1,673,284	0.2
2,493,750		Portillo Restaurant Group (The), First Lien Term Loan, 4.750%, 08/04/21	2,457,902	0.3
650,000		Portillo Restaurant Group (The), Second Lien Term Loan, 8.000%, 08/04/22	643,500	0.1
1,015,076		Roundys Supermarkets, Inc., Term Loan B, 5.750%, 02/20/21	954,171	0.1

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Food/Drug Retailers: (continued)
2,098,869		Sprouts Farmers Market, Term Loan, 4.000%, 04/23/20	$2,097,558	0.2
4,998,705	(1)	Supervalu, Term Loan, 4.500%, 03/21/19	4,922,165	0.5
731,080		TGI Friday's, Inc., First Lien Term Loan, 6.124%, 07/15/20	729,252	0.1
			19,205,465	2.1

		Forest Products: 0.0%
394,002		Xerium Technologies, Inc., Term Loan B, 6.250%, 05/01/19	394,987	0.0

		Health Care: 9.2%
2,977,500		Accellent, Inc., First Lien Term Loan, 4.500%, 03/14/21	2,910,506	0.3
1,417,875		Aegis Sciences, First Lien Term Loan, 5.500%, 02/19/21	1,421,420	0.2
3,334,143	(1)	ATI Physical Therapy, Term Loan B, 5.250%, 12/20/19	3,332,059	0.4
1,750,000	(1)	CareCore National, LLC, Term Loan B, 5.500%, 03/05/21	1,730,312	0.2
4,926,298	(1)	Catalent Pharma Solutions, Inc. , USD Term Loan, 4.250%, 05/20/21	4,911,928	0.5
1,978,928		CHG Medical Staffing, Inc., New First Lien Term, 4.250%, 11/19/19	1,960,376	0.2
209,783		CHG Medical Staffing, Inc., Upsized Second Lien Term Loan, 9.000%, 11/19/20	209,783	0.0
4,556,418		CHS/Community Health Systems, Inc., Term Loan D, 4.250%, 01/27/21	4,553,256	0.5
3,184,000		Connolly / iHealth Technologies, First Lien, 5.000%, 05/12/21	3,172,060	0.3
1,000,000		Connolly / iHealth Technologies, Second Lien, 8.000%, 05/12/22	995,000	0.1
1,795,500		Correct Care Solutions, First Lien Term Loan, 5.000%, 07/22/21	1,764,079	0.2
1,426,691		DJO Finance LLC, First Lien Term Loan, 4.250%, 09/05/17	1,398,157	0.2
2,962,500		Envision Pharmaceutical Services, First Lien Term Loan, 5.750%, 11/04/20	2,949,539	0.3
1,396,500		Healogics, Inc., First Lien Term Loan, 5.250%, 06/30/21	1,377,298	0.2
1,250,000		Healogics, Inc., Second Lien Term Loan, 9.000%, 07/01/22	1,184,375	0.1
1,542,106		Iasis Healthcare LLC, Term Loan B-2, 4.500%, 05/03/18	1,530,541	0.2
4,818,573	(1)	Ikaria Acquisition Inc., First Lien Term Loan, 5.000%, 02/05/21	4,799,000	0.5
1,300,000		Ikaria Acquisition Inc., Second Lien Term Loan, 8.750%, 02/05/22	1,298,375	0.1
967,787		Immucor, Inc., Term B-2 Loan, 5.000%, 08/17/18	959,319	0.1
1,524,528		Medpace Holdings, Inc., Term Loan B, 4.750%, 04/05/21	1,512,141	0.2
5,074,500		Millennium Laboratories, LLC, Term Loan B, 5.250%, 04/15/21	5,057,059	0.6
2,454,545		Multiplan, Inc, Term Loan, 3.750%, 04/01/21	2,391,648	0.3
648,375		NVA Holdings, Inc., First Lien Term Loan, 4.750%, 08/15/21	642,702	0.1
1,704,979		Onex Carestream Finance LP, First Lien, 5.000%, 06/07/19	1,697,520	0.2
739,209		Onex Carestream Finance LP, Second Lien, 9.500%, 11/30/19	733,973	0.1
4,577,000		Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.750%, 06/30/21	4,511,206	0.5
3,388,426		Par Pharmaceutical Companies, B-2, 4.000%, 09/30/19	3,313,599	0.4
3,969,041		Pharmaceutical Product Development, Inc., Term Loan B-1, 4.000%, 12/05/18	3,953,165	0.4
1,243,750		Phillips-Medisize Corporation, First Lien Term Loan, 4.750%, 06/16/21	1,210,324	0.1
250,000		Phillips-Medisize Corporation, Second Lien Term Loan, 8.250%, 06/16/22	243,125	0.0
1,478,727		Progressive Solutions, Inc., First Lien, 5.500%, 10/22/20	1,471,333	0.2
2,076,923	(1)	Siemens Audiology Solutions, Term Loan B USD, 12/10/21	2,074,327	0.2
2,194,500		Sterigenics International LLC, Term Loan, 4.500%, 08/05/21	2,184,443	0.2
1,646,032		Surgery Center Holdings, Inc., First Lien Term Loan, 5.250%, 11/03/20	1,606,938	0.2
2,679,949		United Surgical Partners International, Inc., Incremental Term Loan, 4.750%, 04/03/19	2,664,874	0.3

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Health Care: (continued)
4,589,714		Valeant Pharmaceuticals International, Inc., Series E-1 Tranche B, 3.500%, 08/05/20	$4,556,246	0.5
1,047,165		Valeant Pharmaceuticals International, Inc., Tranche B Series D-2, 3.500%, 02/13/19	1,038,765	0.1
			83,320,771	9.2

		Home Furnishings: 0.9%
4,611,842		AOT Bedding Super Holdings, LLC, Term Loan B, 4.250%, 10/01/19	4,562,122	0.5
1,741,250		Hillman Group (The), Inc., Term Loan B, 4.500%, 06/30/21	1,723,837	0.2
2,304,128		Monitronics International, Inc., Add-on Term Loan, 4.250%, 03/23/18	2,281,087	0.2
			8,567,046	0.9

		Industrial Equipment: 3.9%
4,328,425		Accudyne Industries LLC, Term Loan, 4.000%, 12/13/19	4,029,945	0.4
4,771,795		Apex Tool Group, Term Loan B, 4.500%, 01/31/20	4,640,570	0.5
630,523		CeramTec GmbH, Dollar Term B-1 Loan, 4.250%, 08/30/20	624,218	0.1
62,549		CeramTec GmbH, Dollar Term B-2 Loan, 4.250%, 08/30/20	61,924	0.0
188,478		CeramTec GmbH, Dollar Term B-3 Loan, 4.250%, 08/30/20	186,593	0.0
3,167,620		Doncasters Group Limited, First Lien Term Loan USD, 4.500%, 04/09/20	3,153,762	0.3
2,504,725		Filtration Group Corporation, First Lien Term Loan, 4.500%, 11/30/20	2,501,594	0.3
5,678,138		Gardner Denver, Inc., Term Loan B USD, 4.250%, 07/30/20	5,336,563	0.6
3,431,563		Harvey Gulf International Marine, LLC, Upsized Term Loan B, 5.500%, 06/15/20	2,788,145	0.3
1,356,095		International Equipment Solutions, LLC, Term Loan, 6.750%, 08/31/19	1,352,705	0.2
6,902,475		Rexnord Corporation / RBS Global, Inc., First Lien Term Loan, 4.000%, 08/21/20	6,769,602	0.7
656,144		Sensus Metering Systems Inc., Upsized First Lien Term Loan, 4.503%, 05/09/17	643,021	0.1
322,563		SunSource, First Lien Term Loan, 4.750%, 02/15/21	317,724	0.0
744,375		VAT Holding, Term Loan B, 4.750%, 02/28/21	739,723	0.1
2,445,350		WTG Holdings III Corp., First Lien Term Loan, 4.750%, 01/15/21	2,414,783	0.3
250,000		WTG Holdings III Corp., Second Lien Term Loan, 8.500%, 01/15/22	245,625	0.0
			35,806,497	3.9

		Leisure Goods/Activities/Movies: 4.4%
5,972,494		24 Hour Fitness Worldwide, Inc, Term Loan B, 4.750%, 05/28/21	5,767,189	0.6
2,528,927		Bauer Performance Sports, Term Loan B, 4.000%, 04/10/21	2,500,476	0.3
6,477,650	(1)	Delta2 Sarl Luxembourg (Formula One World Championship), Facility B3, 4.750%, 07/30/21	6,337,979	0.7
1,500,000		Delta2 Sarl Luxembourg (Formula One World Championship), Second Lien Facility, 7.750%, 08/08/22	1,464,375	0.2
3,790,485		Equinox Holdings, Inc., First Lien Term Loan, 5.000%, 02/01/20	3,766,794	0.4
250,000		Equinox Holdings, Inc., Second Lien Term Loan, 9.750%, 07/31/20	255,000	0.0
2,733,455		FGI Operating, Fungible Term Loan B Add On, 5.500%, 04/19/19	2,678,786	0.3
8,662,747	(1)	Fitness International, LLC., Term Loan B, 5.500%, 06/20/20	8,359,551	0.9
1,082,857		NEP/NCP Holdco, Inc, Second Lien, 9.500%, 07/23/20	1,066,614	0.1
4,719,422		NEP/NCP Holdco, Inc, Term Loan B with Add on, 4.250%, 01/22/20	4,656,498	0.5
1,747,179		SRAM, LLC, First Lien Term Loan, 4.012%, 04/10/20	1,694,036	0.2
380,000		TWCC Holding Corporation, Second Lien Term Loan, 7.000%, 06/26/20	362,900	0.1
301,188		Warner Music Group, Incremental Term Loan, 3.750%, 07/01/20	290,646	0.0
1,171,671		Wilton Brands, Inc., Term Loan, 7.500%, 08/31/18	1,103,323	0.1
			40,304,167	4.4

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Lodging & Casinos: 5.3%
6,581,000		Amaya Gaming Group Inc., First Lien Term Loan B, 5.000%, 08/01/21	$6,543,159	0.7
1,650,000		Amaya Gaming Group Inc., Second Lien Term Loan, 8.000%, 07/31/22	1,637,625	0.2
1,728,700		American Casino and Entertainment Properties LLC, First Lien Term Loan, 4.500%, 07/02/19	1,715,735	0.2
3,316,292		Boyd Gaming Corporation, Term Loan B, 4.000%, 08/14/20	3,266,547	0.4
1,764,130		Cannery Casino Resorts, LLC, First Lien Term Loan, 6.000%, 10/02/18	1,653,137	0.2
5,727,794		CityCenter Holdings, LLC, Term Loan, 4.250%, 10/15/20	5,693,788	0.6
2,200,000		Global Cash Access, Inc., Term Loan B, 6.250%, 11/25/20	2,157,833	0.2
891,000		Golden Nugget, Inc., Delayed Draw Term Loan, 5.500%, 11/21/19	884,874	0.1
2,079,000		Golden Nugget, Inc., Term Loan, 5.500%, 11/21/19	2,064,707	0.2
2,926,497		Hilton Worldwide Finance, LLC, Term Loan B-2, 3.500%, 10/25/20	2,896,501	0.3
350,000		Horseshoe Baltimore, Funded Term Loan B, 8.250%, 07/02/20	348,250	0.1
2,184,627		La Quinta, First Lien Term Loan, 4.000%, 04/14/21	2,161,688	0.3
2,095,906		Peppermill Casinos, Inc., Term Loan B, 7.250%, 11/09/18	2,090,667	0.2
4,447,202		Scientific Games International, Inc., Term Loan B, 6.000%, 09/30/20	4,394,392	0.5
2,000,000		Scientific Games International, Inc., Term Loan B-2, 6.000%, 10/01/21	1,975,000	0.2
5,756,139	(1)	Station Casinos LLC, Term Loan, 4.250%, 03/02/20	5,655,406	0.6
2,630,250		Twin River Management Group, Inc., Term Loan B, 5.250%, 06/30/20	2,623,674	0.3
			47,762,983	5.3

		Mortgage REITs: 0.3%
1,750,000		International Market Centers, First Lien Term Loan, 5.250%, 08/11/20	1,745,625	0.2
500,000		International Market Centers, Second Lien Term Loan, 8.750%, 08/11/21	498,750	0.1
			2,244,375	0.3

		Nonferrous Metals/Minerals: 0.6%
3,348,314		Fairmount Minerals, Ltd., Tranche B-2 Term Loans, 4.500%, 09/01/19	3,049,755	0.3
20,906		Minerals Technologies, Senior Secured Term Loan, 4.000%, 05/07/21	20,749	0.0
2,491,225		TMS International, Term B Loan, 4.500%, 11/01/20	2,469,427	0.3
			5,539,931	0.6

		Oil & Gas: 1.4%
1,900,960		Ameriforge Group Inc., Upsized First Lien Term Loan, 5.000%, 12/19/19	1,739,378	0.2
3,351,270		Bronco Midstream Funding, LLC, Term Loan, 5.000%, 08/15/20	3,166,950	0.4
1,246,875		CITGO, Term Loan B, 4.500%, 07/30/21	1,243,758	0.1
231,716		Crestwood Holdings LLC, Term Loan, 7.000%, 06/19/19	218,971	0.0
1,761,034	(1)	FTS International, Inc. (fka FracTech), Term Loan, 5.750%, 04/16/21	1,405,892	0.2
997,494		Seventy Seven Energy Inc., Term Loan, 3.750%, 06/15/21	845,376	0.1
248,750		Southcross Energy Partners, L.P., Term Loan, 5.250%, 08/01/21	235,069	0.0
1,494,994		Southcross Holdings L.P., Term Loan B, 6.000%, 08/04/21	1,338,019	0.1
2,574,025		Western Refining, Inc., Term Loan, 4.250%, 11/30/20	2,506,457	0.3
			12,699,870	1.4

		Publishing: 1.6%
2,183,500		Cengage Learning Acquisition, Inc., First Lien Term Loan, 7.000%, 03/31/20	2,164,394	0.2
840,797		McGraw Hill Global Education, Term Loan B, 5.750%, 03/22/19	838,039	0.1
1,975,000		Penton Media, Inc, First Lien, 5.500%, 09/30/19	1,965,125	0.2
925,000		Penton Media, Inc, Second Lien, 9.000%, 09/30/20	918,063	0.1
656,007		R.H. Donnelley Corporation, Term Loan, 9.750%, 12/31/16	474,375	0.1

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Publishing: (continued)
1,458,919		Springer Science + Business Media S.A., Term B3 Loan, 4.750%, 08/14/20	$1,440,682	0.2
6,617,960	(1)	Tribune Company, Term Loan B, 4.000%, 12/31/20	6,531,100	0.7
			14,331,778	1.6

		Radio & Television: 1.8%
2,476,399		Clear Channel Communications, Inc., Term Loan E, 7.669%, 07/30/19	2,380,439	0.3
2,707,537	(1)	Cumulus Media Holdings Inc., Term Loan, 4.250%, 12/23/20	2,624,619	0.3
215,006		Hubbard Radio LLC, Tranche 1 Term Loan, 4.500%, 04/29/19	212,990	0.0
841,521		Learfield Communications, Inc, First Lien Term Loan, 4.500%, 10/08/20	839,417	0.1
562,500		Learfield Communications, Inc, Second Lien Term Loan, 8.750%, 10/08/21	559,688	0.0
1,514,661		Media General, Inc, DD Term Loan L-B, 4.250%, 07/31/20	1,499,830	0.2
1,690,000	(1)	Salem Communications Corporation, Term Loan B, 4.500%, 03/31/20	1,666,762	0.2
3,819,260		Univision Communications, Inc., Term Loan-C3, 4.000%, 03/01/20	3,740,488	0.4
2,925,155		Univision Communications, Inc., Term Loan-C4, 4.000%, 03/01/20	2,866,652	0.3
			16,390,885	1.8

		Retailers (Except Food & Drug): 6.6%
3,214,325		99 Cents Only Stores, Term Loan Facility, 4.500%, 01/15/19	3,190,217	0.4
1,500,000		Abercrombie & Fitch Management Co., Term Loan B, 4.750%, 07/31/21	1,481,250	0.2
3,534,682	(1)	Academy Ltd., Term Loan (2012 refi), 4.500%, 08/03/18	3,493,814	0.4
6,718,630	(1)	BJs Wholesale Club, First Lien Term Loan, 4.500%, 09/26/19	6,615,049	0.7
1,365,000		BJs Wholesale Club, Second Lien Term Loan, 8.500%, 03/26/20	1,346,801	0.1
3,361,710		Burlington Coat Factory, Term Loan B, 4.250%, 08/13/21	3,332,295	0.4
2,214,009		Harbor Freight Tools USA, Inc., Term Loan, 4.750%, 07/26/19	2,211,795	0.2
1,458,016		Hudson's Bay Company, Term Loan, 4.750%, 11/04/20	1,460,932	0.2
1,240,625		Lands' End, Inc., Term Loan B, 4.250%, 04/04/21	1,214,262	0.1
4,540,555		Leslies Poolmart, Inc., Term Loan, 4.250%, 10/16/19	4,421,365	0.5
1,750,000		Mattress Firm Holding Corp., Term Loan B, 5.250%, 10/20/21	1,740,520	0.2
3,990,000		Men's Wearhouse, Term Loan, 4.500%, 06/18/21	3,975,038	0.4
1,990,000		National Vision, Inc., First Lien Term Loan, 4.000%, 03/13/21	1,930,300	0.2
900,000		National Vision, Inc., Second Lien Term Loan, 6.750%, 03/13/22	852,750	0.1
2,932,763		Neiman Marcus Group, Inc, Term Loan, 4.250%, 10/25/20	2,876,958	0.3
3,378,055		Ollie's Holdings, Inc., Term Loan, 4.750%, 09/28/19	3,327,384	0.4
1,995,357		OneStopPlus, First Lien Term Loan, 4.500%, 03/15/21	1,971,662	0.2
4,956,818		Party City Holdings Inc, Term Loan B, 4.000%, 07/29/19	4,857,682	0.5
2,546,295		Payless ShoeSource, First Lien Term Loan, 5.000%, 03/05/21	2,380,786	0.3
2,325,000		Pilot Travel Centers LLC, Term Loan B, 4.250%, 10/03/21	2,332,266	0.3
2,118,180		Savers, Term Loan B, 5.000%, 07/09/19	2,089,055	0.2
462,480		Sleepy's Holdings, LLC, Term Loan, 5.000%, 03/30/19	453,230	0.0
1,343,250		Stuart Weitzman Holdings, LLC, Term Loan, 4.500%, 04/08/20	1,326,459	0.1
537,604		Talbots Inc. (The), First Lien Term Loan, 4.750%, 03/20/20	521,476	0.1
79,514		Toys "R" Us, Inc., Term Loan B-2, 5.250%, 05/25/18	59,370	0.0
114,668		Toys "R" Us, Inc., Term Loan B-3, 5.250%, 05/25/18	85,619	0.0
599,304		Toys "R" Us, Inc., Term Loan B4, 9.750%, 04/24/20	548,663	0.1
			60,096,998	6.6

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Surface Transport: 1.0%
3,500,000	Goodpack Ltd., First Lien Term Loan, 4.750%, 09/09/21	$3,491,250	0.4
500,000	Goodpack Ltd., Second Lien Term Loan, 8.000%, 09/09/22	499,062	0.1
1,992,494	OSG Bulk Ships, Inc., First Lien Term Loan, 5.250%, 07/30/19	1,947,663	0.2
323,375	V.Group, Term Loan B, 5.000%, 06/30/21	320,950	0.0
2,546,617	Wabash National Corporation, Term Loan B, 4.500%, 05/15/19	2,540,250	0.3
		8,799,175	1.0

	Telecommunications: 4.8%
3,389,796	Aricent Group, First Lien Term Loan, 5.500%, 04/07/21	3,387,678	0.4
4,906,103	(1) Asurion, LLC, Incremental Tranche B-1 Term Loan, 5.000%, 05/24/19	4,846,822	0.5
1,150,000	Asurion, LLC, Second Lien Term Loan, 8.500%, 02/28/21	1,147,125	0.1
1,583,187	Avaya Inc., Term B-3 Loan, 4.670%, 10/26/17	1,522,499	0.2
1,709,619	Avaya Inc., Term B-6 Loan, 6.500%, 03/31/18	1,690,386	0.2
2,000,732	Consolidated Communications, Inc., Term Loan B, 4.250%, 12/19/20	1,991,978	0.2
696,500	Encompass Digital Media, Inc., First Lien, 5.500%, 06/05/21	693,888	0.1
525,000	Encompass Digital Media, Inc., Second Lien, 8.750%, 06/05/22	525,000	0.0
3,341,698	Global Tel*Link Corporation, First Lien Term Loan, 5.000%, 05/23/20	3,317,330	0.4
850,000	Global Tel*Link Corporation, Second Lien Term Loan, 9.000%, 11/23/20	835,125	0.1
2,469,239	Hawaiian Telcom Communications, Inc., Term Loan B, 5.000%, 06/06/19	2,469,239	0.3
3,610,000	Level 3 Financing, Inc, Term Loan B-4, 4.000%, 01/15/20	3,594,957	0.4
4,000,000	Level 3 Financing, Inc, Tranche B 2022 Term Loan, 4.500%, 01/31/22	4,013,752	0.4
1,450,000	Level 3 Financing, Inc, Tranche B-III 2019 Term Loan, 4.000%, 08/01/19	1,441,844	0.2
2,625,025	Lightower Fiber Networks, First Lien Term Loan, 4.000%, 04/13/20	2,579,087	0.3
1,729,365	Securus Technologies, Inc., Upsized First Lien Term Loan, 4.750%, 04/30/20	1,710,631	0.2
3,376,340	Syniverse Holdings, Inc., Initial Term Loan, 4.000%, 04/23/19	3,280,678	0.4
3,263,088	U.S. Telepacific Corp, Term Loan B, 6.000%, 11/21/20	3,214,141	0.3
1,409,350	XO Communications, First Lien Term Loan, 4.250%, 03/19/21	1,392,614	0.1
		43,654,774	4.8

	Utilities: 1.8%
1,830,455	Atlantic Power Limited Partnership, Term Loan, 4.750%, 02/28/21	1,812,151	0.2
1,169,567	Channelview Cogeneration, Term Loan, 4.250%, 05/08/20	1,157,871	0.1
625,000	Energy Future Intermediate Holding Company LLC, First Lien DIP, 4.250%, 06/11/16	625,977	0.1
1,643,415	EquiPower Resources Holdings, LLC, Term Loan B, 4.250%, 12/21/18	1,637,937	0.2
1,108,132	EquiPower Resources Holdings, LLC, Upsized Term Loan C, 4.250%, 12/31/19	1,104,438	0.1
3,080,418	La Frontera Generation, LLC, Term Loan, 4.500%, 09/30/20	3,039,988	0.3
1,375,000	Pike Corporation, First Lien Term Loan, 5.500%, 09/17/21	1,377,578	0.2
1,475,000	Southeast PowerGen, LLC, Term Loan B, 4.500%, 11/05/21	1,467,625	0.2
1,989,899	TPF Generation Holdings, LLC, Term Loan, 4.750%, 12/31/17	1,820,758	0.2
1,750,000	TPF II Power, LLC, Term Loan, 5.500%, 09/30/21	1,744,895	0.2
174,039	Utility Services Associates, Term Loan, 6.750%, 10/18/19	173,386	0.0
		15,962,604	1.8

	Total Loans
	(Cost $805,765,797)	792,627,353	87.3

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of December 31, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: –%
23,669	@ EveryWare Global Inc.	$–	0.0
	Total Equities and Other Assets
	(Cost $–)	–	0.0

	Total Long-Term Investments
	(Cost $805,765,797)	792,627,353	87.3

SHORT-TERM INVESTMENTS: 10.4%
	Short-Term Investments: 10.4%
94,500,000	State Street Institutional Liquid Reserves Fund — Institutional Class, 0.07%††
	(Cost $94,500,000)	94,500,000	10.4

	Total Short-Term Investments
	(Cost $94,500,000)	94,500,000	10.4

	Total Investments (Cost $900,265,797)	$887,127,353	97.7
	Assets in Excess of Other Liabilities	20,717,272	2.3
	Net Assets	$907,844,625	100.0

*	Loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of December 31, 2014.
@	Non-income producing security

(1)	Loans purchased on a when-issued or delayed-delivery basis. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.

Cost for federal income tax purposes is $900,495,179.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$901,917
Gross Unrealized Depreciation	(14,269,743)

Net Unrealized Depreciation	$(13,367,826)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2014
Asset Table
Investments, at fair value
Equities and Other Assets	$–	$–	$–	$–
Loans	–	792,627,353	–	792,627,353
Short-Term Investments	94,500,000	–	–	94,500,000
Total Investments, at fair value	$94,500,000	$792,627,353	$–	$887,127,353

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2014 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.2%
28,432,200	^	Ginnie Mae, 0.665%, 02/16/44	$1,049,555	0.1
1,035,809		Vendee Mortgage Trust, 3.750%, 10/15/41	1,065,085	0.1

	Total Collateralized Mortgage Obligations
	(Cost $3,146,423)		2,114,640	0.2

U.S. GOVERNMENT AGENCY OBLIGATIONS: 110.9%
		Federal Home Loan Mortgage Corporation: 1.5%##
12,341,642	^	0.500%, due 07/15/36	203,931	0.0
4,325,666	^	4.500%, due 12/15/40	760,586	0.1
159,395		5.450%, due 12/01/37	176,569	0.0
122,606		5.450%, due 12/01/37	135,935	0.0
142,418		5.450%, due 05/01/38	157,642	0.0
1,328,968	^	5.500%, due 09/15/35	260,885	0.1
493,191		5.625%, due 12/01/36	555,242	0.1
493,388		5.625%, due 01/01/37	554,487	0.1
44,188		5.625%, due 01/01/37	49,436	0.0
37,946		5.625%, due 02/01/37	42,455	0.0
378,401		5.625%, due 03/01/37	424,000	0.1
79,046		5.625%, due 03/01/37	88,434	0.0
183,115		5.625%, due 03/01/37	204,863	0.0
89,419		5.625%, due 04/01/37	100,019	0.0
109,134		5.625%, due 06/01/37	122,072	0.0
99,242		5.625%, due 07/01/37	111,015	0.0
139,089		5.625%, due 07/01/37	155,634	0.0
22,234		5.625%, due 12/01/37	24,883	0.0
267,620		5.625%, due 02/01/38	299,324	0.1
213,426		5.700%, due 06/01/37	239,310	0.0
154,772		5.700%, due 09/01/37	173,589	0.0
158,165		5.700%, due 12/01/37	176,367	0.0
2,023,474	^	5.939%, due 06/15/40	155,236	0.0
951,216		6.000%, due 03/15/34	1,058,579	0.1
112,814		6.090%, due 12/01/37	127,670	0.0
1,091,139		6.715%, due 07/15/33	1,261,636	0.2
21,171		7.500%, due 01/01/30	25,478	0.0
616,147	^	7.831%, due 10/25/23	118,761	0.0
11,035		8.000%, due 01/01/30	11,080	0.0
18,131		9.500%, due 07/01/20	18,852	0.0
804,153		19.378%, due 03/15/35	1,135,381	0.2
529,285		21.381%, due 04/15/35	773,371	0.1
2,199,658		27.957%, due 04/15/32	2,743,617	0.3
			12,446,339	1.5

		Federal National Mortgage Association: 10.7%##
29,990,000		0.370%, due 10/27/37	29,559,868	3.5
7,374,007	^	3.000%, due 01/25/33	1,058,772	0.1
3,457,000		3.500%, due 09/25/42	3,615,130	0.4
7,789,490	^	4.000%, due 05/25/42	1,412,153	0.2
1,710,781		4.250%, due 08/01/35	1,841,308	0.2
9,483,352		4.500%, due 09/01/41	10,305,974	1.2
5,010,496		4.500%, due 09/01/41	5,445,974	0.7
11,275,160	W	4.593%, due 11/25/33	11,540,245	1.4
1,293,951		4.750%, due 11/01/34	1,421,827	0.2
567,565		4.750%, due 11/01/34	624,856	0.1
1,288,634		4.750%, due 02/01/35	1,422,844	0.2
1,568,940		4.750%, due 04/01/35	1,738,581	0.2
1,259,321		4.750%, due 05/01/35	1,389,227	0.2
1,521,510		4.750%, due 07/01/35	1,679,232	0.2
199,419		4.750%, due 07/01/35	218,153	0.0
1,856,078		5.000%, due 10/25/35	2,048,873	0.3
186,889		5.300%, due 09/01/36	207,605	0.0
86,219		5.300%, due 10/01/36	95,787	0.0
126,937		5.300%, due 10/01/36	141,130	0.0
296,177		5.300%, due 12/01/36	329,238	0.1
193,006		5.300%, due 12/01/36	214,252	0.0
228,648		5.300%, due 02/01/37	254,023	0.0
152,226		5.300%, due 04/01/37	169,067	0.0
169,636		5.300%, due 05/01/37	188,548	0.0
565,972		5.300%, due 08/01/37	630,870	0.1
70,540		5.300%, due 10/01/37	79,003	0.0
548,869		5.500%, due 05/25/34	607,786	0.1
93,222		5.875%, due 06/01/35	105,352	0.0
2,978,549		6.000%, due 10/25/37	3,418,096	0.4
485,077		6.000%, due 01/25/44	550,271	0.1
7,372,618	^	6.081%, due 06/25/42	1,354,949	0.2
179,241		6.600%, due 07/01/27	196,423	0.0
102,904		6.600%, due 09/01/27	112,838	0.0
46,068		6.600%, due 11/01/27	47,295	0.0
37,527		6.600%, due 03/01/28	38,239	0.0
92,751		6.600%, due 06/01/28	98,654	0.0
2		7.000%, due 03/01/15	2	0.0
50,931		7.500%, due 05/01/28	53,873	0.0
1,480,134		8.227%, due 03/25/39	1,686,854	0.2
1,602		8.500%, due 09/01/15	1,616	0.0
2,776,465		16.451%, due 05/25/35	3,639,177	0.4
			89,543,965	10.7

		Government National Mortgage Association: 98.7%
26,610,065	^	0.116%, due 01/16/50	513,675	0.1
27,941,666	^	0.250%, due 06/20/36	252,595	0.0
962,111	^	0.345%, due 02/16/48	10,462	0.0
673,159		0.386%, due 02/20/34	667,884	0.1
24,186,993	^	0.426%, due 11/16/46	375,834	0.1
60,954,309	^	0.450%, due 01/16/51	1,418,321	0.2
2,298,678		0.486%, due 10/20/60	2,278,360	0.3
9,469,635		0.556%, due 02/20/62	9,478,622	1.1
1,609,354		0.556%, due 03/20/63	1,597,490	0.2
8,622,891		0.560%, due 04/20/63	8,594,427	1.0
4,116,354		0.626%, due 06/20/63	4,102,280	0.5
6,033,229		0.671%, due 10/20/62	6,021,353	0.7
2,203,094		0.756%, due 07/20/63	2,208,128	0.3
14,785,458		0.756%, due 12/20/63	14,804,390	1.8
3,466,170		0.806%, due 05/20/62	3,482,553	0.4
5,686,613		0.806%, due 05/20/63	5,709,837	0.7
4,383,305		0.876%, due 09/20/63	4,417,587	0.5
4,209,286		0.976%, due 01/20/60	4,240,069	0.5
933,928	^	1.000%, due 06/16/37	30,773	0.0
5,080,887		1.156%, due 05/20/60	5,172,508	0.6
187,990		1.156%, due 05/20/60	191,559	0.0
11,823,818		1.206%, due 02/20/62	12,065,817	1.4
1,914,745	^	1.572%, due 10/16/52	146,801	0.0
6,391,879		2.295%, due 10/20/63	7,022,399	0.8
1,900,000	^	2.500%, due 11/20/43	632,303	0.1
63,676,000		3.000%, due 01/15/43	65,121,644	7.8
6,399,292	^	3.500%, due 08/16/40	864,545	0.1

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
153,300,000		3.500%, due 10/20/41	$160,929,071	19.2
12,000,000		3.500%, due 12/20/44	12,619,018	1.5
4,000,000		3.526%, due 01/16/40	4,132,952	0.5
4,172,992		3.671%, due 05/20/41	4,447,565	0.5
13,418,037		3.750%, due 05/20/42	14,250,916	1.7
13,934,539		3.750%, due 05/20/42	14,811,837	1.8
233,998		4.000%, due 05/20/33	251,614	0.0
250,626		4.000%, due 08/15/33	269,199	0.0
473,842		4.000%, due 01/15/34	510,672	0.1
202,168		4.000%, due 03/15/34	217,150	0.0
286,309		4.000%, due 08/20/35	307,208	0.0
4,384,863	^	4.000%, due 04/20/38	488,314	0.1
3,038,615	^	4.000%, due 08/20/39	871,171	0.1
590,702		4.000%, due 05/15/40	635,275	0.1
7,773,868		4.000%, due 09/20/40	8,188,903	1.0
1,759,798		4.000%, due 12/20/40	1,833,633	0.2
4,164,147	^	4.000%, due 04/20/41	742,245	0.1
10,546,324		4.000%, due 07/20/41	11,318,516	1.4
1,487,737		4.000%, due 10/20/41	1,562,941	0.2
2,080,418	^	4.000%, due 03/20/42	318,355	0.0
4,103,237		4.000%, due 04/20/42	4,539,758	0.5
1,462,438		4.000%, due 09/15/42	1,579,072	0.2
3,416,728		4.000%, due 10/20/42	3,668,301	0.4
3,239,650	^	4.000%, due 12/20/42	541,614	0.1
15,760,313		4.000%, due 03/15/43	16,928,253	2.0
50,890,332		4.000%, due 10/20/44	54,690,954	6.5
8,000,000		4.000%, due 12/20/44	8,591,250	1.0
1,890,567		4.350%, due 01/16/48	2,066,706	0.3
3,000,000		4.397%, due 05/16/51	3,246,708	0.4
2,000,000		4.397%, due 05/16/51	2,146,126	0.3
658,384	^	4.500%, due 08/20/33	2,057	0.0
549,862		4.500%, due 10/20/33	596,602	0.1
308,796		4.500%, due 01/20/34	337,742	0.0
166,675		4.500%, due 01/20/34	182,304	0.0
189,346		4.500%, due 03/20/34	207,103	0.0
156,433		4.500%, due 05/20/34	171,062	0.0
323,488		4.500%, due 06/20/34	353,822	0.0
664,359	^	4.500%, due 02/20/35	16,652	0.0
621,411		4.500%, due 10/20/35	679,556	0.1
771,094	^	4.500%, due 02/20/36	30,442	0.0
34,805		4.500%, due 07/20/36	38,204	0.0
94,875		4.500%, due 08/20/36	104,134	0.0
389,269	^	4.500%, due 12/20/37	34,529	0.0
143,357	^	4.500%, due 02/20/38	11,019	0.0
140,134		4.500%, due 07/20/38	145,842	0.0
911,314		4.500%, due 07/20/38	995,958	0.1
6,043,490	^	4.500%, due 04/20/39	959,125	0.1
9,464,173		4.500%, due 05/16/39	10,209,240	1.2
9,252,198		4.500%, due 05/20/39	10,093,759	1.2
4,761,000		4.500%, due 05/20/39	5,134,172	0.6
198,837		4.500%, due 06/20/39	212,689	0.0
2,370,532		4.500%, due 10/15/39	2,620,582	0.3
2,024,432		4.500%, due 11/15/39	2,238,451	0.3
2,251,072		4.500%, due 11/15/39	2,487,210	0.3
574,287		4.500%, due 12/15/39	634,977	0.1
1,765,396		4.500%, due 01/15/40	1,935,699	0.2
268,021		4.500%, due 01/20/40	287,603	0.0
6,304,667		4.500%, due 02/15/40	6,908,890	0.8
641,366		4.500%, due 06/15/40	702,580	0.1
462,581		4.500%, due 07/20/40	496,379	0.1
2,113,882		4.500%, due 08/20/40	2,268,338	0.3
3,059,729		4.500%, due 09/20/40	3,318,279	0.4
342,295		4.500%, due 07/20/41	367,307	0.1

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
4,257,617		4.500%, due 09/20/41	$4,665,650	0.6
16,991,518	^	4.500%, due 12/16/42	3,271,951	0.4
5,583,288		4.500%, due 11/20/44	6,118,227	0.7
1,783,957		4.500%, due 02/16/48	2,025,155	0.2
2,051,499		4.546%, due 07/20/62	2,241,085	0.3
2,058,759		4.625%, due 10/20/35	2,278,731	0.3
1,428,949		4.639%, due 08/20/42	1,571,358	0.2
10,798,949		4.660%, due 09/20/61	12,035,289	1.4
1,000,000		4.673%, due 01/16/50	1,094,313	0.1
1,902,046		4.750%, due 08/20/35	2,106,430	0.3
3,060,216		4.750%, due 11/20/35	3,397,803	0.4
1,577,637		4.850%, due 05/20/40	1,718,885	0.2
4,517,840		4.861%, due 06/20/61	4,869,881	0.6
1,371,062		4.865%, due 04/16/48	1,431,653	0.2
99,512		5.000%, due 05/15/18	105,692	0.0
119,725		5.000%, due 03/20/24	127,762	0.0
362,807		5.000%, due 04/15/29	400,531	0.1
346,384		5.000%, due 04/15/30	382,847	0.1
3,133,063		5.000%, due 04/20/30	3,387,034	0.4
423,010		5.000%, due 10/15/30	468,746	0.1
413,938		5.000%, due 07/15/33	458,177	0.1
298,420		5.000%, due 10/20/33	327,059	0.0
496,983		5.000%, due 12/20/33	544,384	0.1
137,221		5.000%, due 02/20/34	150,382	0.0
184,802		5.000%, due 03/15/34	204,650	0.0
224,005		5.000%, due 04/15/34	247,028	0.0
345,932		5.000%, due 04/15/34	381,384	0.1
205,227		5.000%, due 07/20/34	224,913	0.0
5,480,518		5.000%, due 10/20/34	6,153,246	0.7
414,010		5.000%, due 12/20/34	455,264	0.1
85,292		5.000%, due 01/15/35	94,056	0.0
80,060		5.000%, due 03/15/35	88,623	0.0
630,109		5.000%, due 03/15/35	698,011	0.1
3,088,898		5.000%, due 03/20/35	3,433,980	0.4
181,474		5.000%, due 04/15/35	200,146	0.0
170,004		5.000%, due 04/15/35	187,529	0.0
166,426		5.000%, due 04/15/35	184,189	0.0
821,874		5.000%, due 04/15/35	917,770	0.1
65,313		5.000%, due 05/15/35	72,741	0.0
991,845	^	5.000%, due 05/20/35	5,414	0.0
253,330		5.000%, due 05/20/35	281,149	0.0
93,056		5.000%, due 06/15/35	102,614	0.0
672,916		5.000%, due 07/20/35	743,158	0.1
174,394		5.000%, due 09/15/35	192,949	0.0
362,350	^	5.000%, due 09/16/35	13,651	0.0
1,421,938		5.000%, due 10/20/35	1,592,686	0.2
1,292,583		5.000%, due 11/20/35	1,428,179	0.2
106,586		5.000%, due 12/15/35	117,575	0.0
719,433		5.000%, due 04/20/36	792,477	0.1
70,169		5.000%, due 05/20/37	76,874	0.0
132,939		5.000%, due 09/20/37	139,246	0.0
114,894		5.000%, due 12/20/37	125,873	0.0
105,850		5.000%, due 12/20/37	116,525	0.0
335,635		5.000%, due 01/20/38	369,485	0.1
4,151,967	^	5.000%, due 01/20/38	514,443	0.1
169,262		5.000%, due 02/15/38	186,689	0.0
389,514		5.000%, due 06/20/38	415,579	0.1
181,060		5.000%, due 06/20/38	193,215	0.0
58,661		5.000%, due 08/20/38	62,598	0.0
320,289		5.000%, due 10/20/38	341,757	0.0
341,115		5.000%, due 11/20/38	363,988	0.0
993,737		5.000%, due 01/20/39	1,059,561	0.1
371,897		5.000%, due 02/15/39	409,789	0.1
639,971		5.000%, due 03/15/39	709,136	0.1
1,029,000		5.000%, due 05/20/39	1,162,154	0.1
2,076,413	^	5.000%, due 07/16/39	364,021	0.1
441,114		5.000%, due 10/20/39	483,233	0.1
537,285		5.000%, due 11/15/39	596,317	0.1
3,012,652		5.000%, due 11/15/39	3,351,256	0.4
1,769,106		5.000%, due 11/15/39	1,969,354	0.2
2,885,293		5.000%, due 12/20/39	3,193,449	0.4
1,385,936		5.000%, due 12/20/39	1,534,895	0.2
8,175,822	^	5.000%, due 03/20/40	1,409,365	0.2
804,187		5.000%, due 04/15/40	891,906	0.1
1,942,351		5.000%, due 05/15/40	2,165,283	0.3
40,613,410		5.000%, due 05/20/40	45,055,826	5.4
1,118,147		5.000%, due 09/15/40	1,231,880	0.2
1,963,592		5.000%, due 09/15/40	2,173,472	0.3
1,203,470	^	5.000%, due 05/20/41	262,484	0.0
2,972,309		5.000%, due 07/20/41	3,317,111	0.4
3,061,284		5.250%, due 01/20/36	3,397,226	0.4
1,044,589		5.424%, due 04/16/39	1,133,935	0.1
900,969		5.456%, due 03/16/44	983,523	0.1
172,425		5.500%, due 08/20/24	191,054	0.0
3,621		5.500%, due 04/20/29	4,014	0.0
111,799		5.500%, due 12/20/32	126,243	0.0
1,228,481		5.500%, due 01/16/33	1,357,600	0.2
2,369,066		5.500%, due 01/17/33	2,632,390	0.3
3,574,721		5.500%, due 02/20/33	3,883,822	0.5
383,280		5.500%, due 08/20/33	432,742	0.1
1,845,524		5.500%, due 10/20/33	2,034,921	0.2
85,908		5.500%, due 11/20/33	95,520	0.0
114,169		5.500%, due 12/20/33	128,941	0.0
225,000		5.500%, due 02/20/34	254,148	0.0
4,725,973		5.500%, due 03/16/34	5,377,094	0.6
255,728		5.500%, due 03/20/34	284,328	0.0
10,593		5.500%, due 04/20/34	11,735	0.0
505,981		5.500%, due 04/20/34	541,484	0.1
679,068		5.500%, due 04/20/34	766,596	0.1
368,933		5.500%, due 04/20/34	432,181	0.1
409,953		5.500%, due 06/20/34	456,216	0.1
106,826		5.500%, due 06/20/34	118,770	0.0
357,514		5.500%, due 07/20/34	397,094	0.1
136,957		5.500%, due 07/20/34	151,794	0.0
251,735		5.500%, due 01/20/35	279,867	0.0
797,504		5.500%, due 05/15/35	896,053	0.1
468,792		5.500%, due 05/20/35	522,068	0.1
162,705		5.500%, due 06/20/35	180,329	0.0
1,454,771		5.500%, due 07/15/35	1,643,742	0.2
788,160		5.500%, due 08/15/35	883,662	0.1
32,418		5.500%, due 08/20/35	35,939	0.0
562,674		5.500%, due 09/20/35	627,366	0.1
10,690,266		5.500%, due 12/16/35	11,937,622	1.4
2,760,334		5.500%, due 02/20/36	3,220,883	0.4
185,779		5.500%, due 04/15/36	207,662	0.0
190,147		5.500%, due 06/20/36	214,782	0.0
1,250,000		5.500%, due 08/16/36	1,400,539	0.2
200,000		5.500%, due 07/16/37	222,832	0.0
3,487,899		5.500%, due 10/20/37	3,867,733	0.5
69,251		5.500%, due 06/20/38	73,972	0.0
87,808		5.500%, due 08/20/38	93,843	0.0
117,447		5.500%, due 09/20/38	125,455	0.0
21,208		5.500%, due 10/20/38	22,677	0.0
217,200		5.500%, due 11/20/38	232,009	0.0
20,175		5.500%, due 12/20/38	21,551	0.0
9,570,350		5.500%, due 01/15/39	11,021,001	1.3

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
103,070		5.500%, due 01/15/39	$115,260	0.0
81,935		5.500%, due 01/20/39	87,581	0.0
629,751		5.500%, due 03/20/39	672,688	0.1
200,138		5.500%, due 06/15/39	224,399	0.0
81,497		5.500%, due 06/20/39	87,039	0.0
2,667,755		5.500%, due 09/16/39	3,126,200	0.4
133,273		5.500%, due 10/20/39	150,990	0.0
344,751		5.500%, due 09/15/40	385,099	0.1
744,698	^	5.500%, due 09/16/40	110,980	0.0
8,275,001	^	5.835%, due 09/20/38	1,216,999	0.2
10,488,412	^	5.835%, due 12/20/40	1,875,170	0.2
4,741,342	^	5.885%, due 12/20/40	825,027	0.1
3,782,518	^	5.935%, due 05/20/32	453,902	0.1
1,675,034		5.970%, due 11/15/31	1,729,996	0.2
3,230,576	^	5.989%, due 09/16/39	540,586	0.1
173,600		6.000%, due 01/20/24	189,711	0.0
277,910		6.000%, due 10/15/25	320,819	0.0
581,001		6.000%, due 04/15/26	659,223	0.1
152,184		6.000%, due 10/20/27	171,151	0.0
255,140		6.000%, due 05/15/29	291,539	0.0
1,221,742		6.000%, due 12/16/33	1,353,368	0.2
981,703	^	6.000%, due 01/20/34	196,827	0.0
1,902,926		6.000%, due 03/20/34	2,426,325	0.3
195,426		6.000%, due 10/20/34	224,403	0.0
744,366		6.000%, due 04/20/36	854,136	0.1
488,181		6.000%, due 03/15/37	551,240	0.1
7,610,000		6.000%, due 07/20/37	8,561,596	1.0
342,504		6.000%, due 09/20/37	385,913	0.1
3,974,897		6.000%, due 10/20/37	4,491,415	0.5
2,141,840		6.000%, due 03/20/38	2,521,884	0.3
30,915		6.000%, due 05/20/38	33,982	0.0
173,897		6.000%, due 08/20/38	186,407	0.0
153,204		6.000%, due 09/20/38	164,225	0.0
242,518		6.000%, due 10/20/38	259,966	0.0
245,957		6.000%, due 11/15/38	277,849	0.0
318,165		6.000%, due 12/15/38	361,155	0.0
320,412		6.000%, due 12/15/38	362,252	0.0
2,257,353		6.000%, due 07/16/39	2,672,875	0.3
818,000		6.000%, due 08/15/39	941,494	0.1
835,592		6.000%, due 08/15/39	953,883	0.1
671,650		6.000%, due 10/20/39	873,363	0.1
2,123,551	^	6.000%, due 01/16/40	884,129	0.1
16,605,088	^	6.189%, due 04/16/39	2,341,563	0.3
6,699,485	^	6.335%, due 09/20/37	1,152,577	0.1
7,334,268	^	6.335%, due 09/20/38	884,838	0.1
3,636,988	^	6.339%, due 05/16/38	638,550	0.1
6,118,050	^	6.489%, due 09/16/40	1,133,130	0.1
11,552,100	^	6.489%, due 04/16/42	2,739,961	0.3
193,403		6.490%, due 01/15/28	220,433	0.0
78,004		6.500%, due 07/20/29	90,365	0.0
62,471		6.500%, due 07/20/32	64,895	0.0
2,541		6.500%, due 09/20/34	2,923	0.0
119,704		6.500%, due 05/20/38	129,728	0.0
3,194,264	^	6.535%, due 11/20/34	582,750	0.1
2,873,417	^	6.609%, due 02/16/35	535,583	0.1
3,642		6.750%, due 08/15/28	4,160	0.0
443,895		7.000%, due 05/16/32	498,039	0.1
18,787		7.250%, due 01/15/29	19,375	0.0
2,734,598	^	7.339%, due 05/16/31	532,079	0.1
1,435,036	^	7.439%, due 10/16/29	322,692	0.0
25,666		7.500%, due 08/20/27	31,027	0.0
795,575		7.500%, due 02/20/34	835,708	0.1
4,416,338	^	7.500%, due 04/16/37	1,363,524	0.2
1,287,333		7.500%, due 08/20/39	1,868,807	0.2
1,295,815		7.500%, due 08/20/39	1,649,324	0.2
11,773		7.800%, due 05/15/19	11,820	0.0
1,120		8.000%, due 03/20/24	1,124	0.0
19,881		8.000%, due 11/15/25	22,764	0.0
10,421		8.000%, due 07/15/26	12,119	0.0
34,846		8.000%, due 07/15/26	39,887	0.0
17,674		8.000%, due 09/15/26	18,231	0.0
19,500		8.000%, due 09/20/26	22,814	0.0
18,605		8.000%, due 12/15/26	21,226	0.0
9,300		8.000%, due 04/15/27	10,590	0.0
4,243		8.000%, due 06/15/27	4,260	0.0
38,132		8.000%, due 07/15/27	42,727	0.0
12,536		8.000%, due 03/15/28	12,693	0.0
17,104		8.050%, due 07/15/19	17,176	0.0
68,183		8.835%, due 04/20/34	71,665	0.0
9,288		9.000%, due 05/15/16	9,329	0.0
2,613		9.500%, due 11/15/21	3,006	0.0
1,264,694		13.978%, due 09/16/31	1,597,174	0.2
64,637		15.669%, due 01/20/32	88,278	0.0
140,370		19.709%, due 09/20/37	194,422	0.0
394,620		20.517%, due 02/16/32	543,645	0.1
342,412		24.710%, due 04/16/37	478,252	0.1
			827,712,229	98.7

	Total U.S. Government Agency Obligations
	(Cost $916,796,763)		929,702,533	110.9

	Total Long-Term Investments
	(Cost $919,943,186)		931,817,173	111.1

SHORT-TERM INVESTMENTS: 4.2%
		U.S. Treasury Bills: 4.2%
35,000,000		United States Treasury Bill, 0.060%, 05/28/15
		(Cost $34,989,710)	34,992,195	4.2

	Total Short-Term Investments
	(Cost $34,989,710)		34,992,195	4.2

	Total Investments in Securities (Cost $954,932,896)		$966,809,368	115.3
	Liabilities in Excess of Other Assets		(128,135,909)	(15.3)
	Net Assets		$838,673,459	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2014 (Unaudited) (Continued)

##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
W	Settlement is on a when-issued or delayed-delivery basis.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Cost for federal income tax purposes is $956,464,595.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$16,120,591
Gross Unrealized Depreciation	(5,775,818)

Net Unrealized Appreciation	$10,344,773

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2014
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$–	$2,114,640	$–	$2,114,640
Short-Term Investments	–	34,992,195	–	34,992,195
U.S. Government Agency Obligations	–	929,702,533	–	929,702,533
Total Investments, at fair value	$–	$966,809,368	$–	$966,809,368
Other Financial Instruments+
Futures	247,000	–	–	247,000
Total Assets	$247,000	$966,809,368	$–	$967,056,368
Liabilities Table
Other Financial Instruments+
Futures	$(33,484)	$–	$–	$(33,484)
Total Liabilities	$(33,484)	$–	$–	$(33,484)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2014, the following futures contracts were outstanding for Voya GNMA Income Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury Ultra Long Bond	35	03/20/15	$5,781,563	$(123)
			$5,781,563	$(123)
Short Contracts
U.S. Treasury 10-Year Note	(501)	03/20/15	(63,525,237)	(2,642)
U.S. Treasury 2-Year Note	(504)	03/31/15	(110,171,255)	(9,140)
U.S. Treasury 5-Year Note	(633)	03/31/15	(75,282,494)	247,000
U.S. Treasury Long Bond	(64)	03/20/15	(9,252,000)	(21,579)
			$(258,230,986)	$213,639

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya GNMA Income Fund as of December 31, 2014 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$247,000
Total Asset Derivatives		$247,000

Liability Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$33,484
Total Liability Derivatives		$33,484

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2014 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 94.6%
		Basic Materials: 6.6%
650,000		Aleris International, Inc., 7.875%, 11/01/20	$650,000	0.1
1,470,000	#	Cascades, Inc., 5.500%, 07/15/22	1,468,162	0.3
920,000	#	Constellium NV, 5.750%, 05/15/24	805,000	0.1
1,500,000		Eagle Spinco, Inc., 4.625%, 02/15/21	1,426,875	0.3
375,000	#	Eco Services Operations LLC/Eco Finance Corp., 8.500%, 11/01/22	382,500	0.1
1,955,000	#	Evraz, Inc. NA Canada, 7.500%, 11/15/19	1,896,350	0.4
250,000	#	FMG Resources August 2006 Pty Ltd., 6.000%, 04/01/17	239,844	0.0
2,250,000	#	FMG Resources August 2006 Pty Ltd., 6.875%, 04/01/22	1,881,562	0.4
750,000	#	FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19	685,312	0.1
1,000,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	892,500	0.2
950,000		Hexion US Finance Corp., 6.625%, 04/15/20	935,750	0.2
2,050,000		Huntsman International LLC, 4.875%, 11/15/20	2,044,875	0.4
780,000	#	Huntsman International LLC, 5.125%, 11/15/22	770,250	0.1
1,750,000	#	INEOS Group Holdings SA, 6.125%, 08/15/18	1,688,750	0.3
2,000,000		Momentive Performance Materials, Inc., 3.880%, 10/24/21	1,705,000	0.3
2,000,000		Momentive Performance Materials, Inc., 8.875%, 10/15/20	–	–
1,000,000	#	NOVA Chemicals Corp., 5.000%, 05/01/25	995,000	0.2
1,000,000		PolyOne Corp., 5.250%, 03/15/23	1,004,330	0.2
1,269,000		PolyOne Corp., 7.375%, 09/15/20	1,354,658	0.3
1,250,000	#	PQ Corp., 8.750%, 05/01/18	1,298,438	0.2
1,500,000	#	Prince Mineral Holding Corp., 12.500%, 12/15/19	1,537,500	0.3
307,000	#	Rain CII Carbon, LLC / CII Carbon Corp., 8.000%, 12/01/18	311,605	0.1
500,000	#	Rain CII Carbon, LLC / CII Carbon Corp., 8.250%, 01/15/21	513,750	0.1
1,110,000	#	SPCM SA, 6.000%, 01/15/22	1,165,500	0.2
925,000	#	Steel Dynamics, Inc., 5.125%, 10/01/21	942,344	0.2
925,000	#	Steel Dynamics, Inc., 5.500%, 10/01/24	950,438	0.2
1,290,000		Tronox Finance LLC, 6.375%, 08/15/20	1,299,675	0.2
1,500,000	#	Unifrax I LLC / Unifrax Holding Co., 7.500%, 02/15/19	1,485,000	0.3
1,940,000	#	US Coatings Acquisition, Inc. / Axalta Coating Systems Dutch Holding B BV, 7.375%, 05/01/21	2,066,100	0.4
1,605,000	#	WR Grace & Co-Conn, 5.125%, 10/01/21	1,649,137	0.3
555,000	#	WR Grace & Co-Conn, 5.625%, 10/01/24	580,669	0.1
			34,626,874	6.6

		Communications: 17.5%
1,000,000	#	Alcatel-Lucent USA, Inc., 6.750%, 11/15/20	1,060,500	0.2
1,000,000	#	Altice Financing SA, 6.500%, 01/15/22	980,000	0.2
1,000,000	#	Altice Finco SA, 8.125%, 01/15/24	980,000	0.2
1,640,000	#	Altice SA, 7.750%, 05/15/22	1,647,175	0.3
34,781	#	American Media, Inc., 13.500%, 06/15/18	37,150	0.0
665,000	#	Block Communications, Inc., 7.250%, 02/01/20	681,625	0.1
720,000		Cablevision Systems Corp., 7.750%, 04/15/18	794,700	0.2
200,000	#	CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp., 5.250%, 02/15/22	202,000	0.0
700,000	#	CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp., 5.625%, 02/15/24	705,250	0.1
1,750,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 03/15/21	1,769,687	0.3
1,000,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 09/01/23	1,016,250	0.2
650,000		CCO Holdings LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	684,937	0.1

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
460,000		CCO Holdings LLC / CCO Holdings Capital Corp., 7.250%, 10/30/17	$479,205	0.1
780,000		CCOH Safari LLC, 5.500%, 12/01/22	793,650	0.2
780,000		CCOH Safari LLC, 5.750%, 12/01/24	790,725	0.2
2,550,000		CenturyLink, Inc., 5.625%, 04/01/20	2,655,187	0.5
1,750,000	#	Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21	1,706,250	0.3
500,000	#	Cequel Communications Holdings I, LLC / Cequel Capital Corp., 6.375%, 09/15/20	520,000	0.1
735,000		Cincinnati Bell, Inc., 8.375%, 10/15/20	775,425	0.2
350,000		Cincinnati Bell, Inc., 8.750%, 03/15/18	360,150	0.1
270,000		Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	276,075	0.1
730,000		Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	755,550	0.1
105,000		Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	109,462	0.0
1,530,000		Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	1,617,975	0.3
1,500,000	#,&	CommScope Holding Co., Inc., 6.625%, 06/01/20	1,552,500	0.3
1,130,000		Crown Media Holdings, Inc., 10.500%, 07/15/19	1,234,525	0.2
1,650,000	#	CSC Holdings, LLC, 5.250%, 06/01/24	1,662,375	0.3
1,500,000		DISH DBS Corp., 5.125%, 05/01/20	1,515,000	0.3
1,070,000		DISH DBS Corp., 5.000%, 03/15/23	1,037,900	0.2
195,000	#	DISH DBS Corp., 5.875%, 11/15/24	196,463	0.0
800,000		DISH DBS Corp., 5.875%, 07/15/22	822,000	0.2
1,070,000		DISH DBS Corp., 6.750%, 06/01/21	1,152,925	0.2
480,000		DISH DBS Corp., 7.875%, 09/01/19	546,000	0.1
715,000		Equinix, Inc., 5.375%, 04/01/23	718,575	0.1
300,000		Equinix, Inc., 5.750%, 01/01/25	304,125	0.1
1,000,000		Frontier Communications Corp., 7.625%, 04/15/24	1,035,000	0.2
200,000		Frontier Communications Corp., 8.250%, 04/15/17	223,500	0.0
600,000	#	Gannett Co., Inc., 5.500%, 09/15/24	603,000	0.1
1,750,000		Gannett Co., Inc., 6.375%, 10/15/23	1,863,750	0.4
1,950,000		Gray Television, Inc., 7.500%, 10/01/20	2,018,250	0.4
825,000	#	Harron Communications L.P./Harron Finance Corp., 9.125%, 04/01/20	903,375	0.2
500,000		Intelsat Jackson Holdings SA, 5.500%, 08/01/23	498,825	0.1
500,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	529,375	0.1
440,000		Intelsat Jackson Holdings SA, 7.500%, 04/01/21	472,450	0.1
2,000,000		Intelsat Luxembourg SA, 7.750%, 06/01/21	2,012,500	0.4
2,000,000		Intelsat Luxembourg SA, 8.125%, 06/01/23	2,050,000	0.4
2,000,000		Lamar Media Corp., 5.875%, 02/01/22	2,085,000	0.4
1,607,000		LIN Television Corp., 6.375%, 01/15/21	1,611,018	0.3
780,000	#	Media General Financing Sub, Inc., 5.875%, 11/15/22	774,150	0.2
1,500,000		Mediacom Broadband LLC / Mediacom Broadband Corp., 6.375%, 04/01/23	1,545,000	0.3
630,000		MetroPCS Wireless, Inc., 6.625%, 11/15/20	643,388	0.1
1,750,000	#	Midcontinent Communications & Midcontinent Finance Corp., 6.250%, 08/01/21	1,776,250	0.3
1,500,000	#	Netflix, Inc., 5.750%, 03/01/24	1,567,500	0.3
1,500,000		Nexstar Broadcasting, Inc., 6.875%, 11/15/20	1,563,750	0.3
1,250,000		Nielsen Finance LLC / Nielsen Finance Co., 4.500%, 10/01/20	1,262,500	0.2
575,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	580,750	0.1
985,000	#	Numericable Group SA, 6.250%, 05/15/24	993,619	0.2
2,295,000	#	Numericable Group SA, 6.000%, 05/15/22	2,310,491	0.4
1,000,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	1,090,000	0.2

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
1,030,000	#	SBA Communications Corp., 4.875%, 07/15/22	$993,950	0.2
1,650,000		Sinclair Television Group, Inc., 6.125%, 10/01/22	1,687,125	0.3
500,000		Sinclair Television Group, Inc., 6.375%, 11/01/21	517,500	0.1
3,060,000	#	Sirius XM Radio, Inc., 5.750%, 08/01/21	3,144,150	0.6
660,000	#	Sirius XM Radio, Inc., 6.000%, 07/15/24	678,150	0.1
1,500,000	#	Softbank Corp., 4.500%, 04/15/20	1,483,125	0.3
2,845,000		Sprint Corp., 7.125%, 06/15/24	2,660,075	0.5
2,000,000		Sprint Corp., 7.250%, 09/15/21	1,992,500	0.4
1,845,000		Sprint Corp., 7.875%, 09/15/23	1,830,609	0.4
1,400,000		Sprint Capital Corp., 6.875%, 11/15/28	1,239,000	0.2
1,500,000		Sprint Nextel Corp., 6.000%, 11/15/22	1,385,625	0.3
665,000	#	Sprint Nextel Corp., 9.000%, 11/15/18	758,034	0.1
1,420,000		Starz LLC / Starz Finance Corp., 5.000%, 09/15/19	1,437,750	0.3
750,000	#	Telesat Canada, 6.000%, 05/15/17	765,375	0.1
400,000		T-Mobile USA, Inc., 5.250%, 09/01/18	416,500	0.1
1,000,000		T-Mobile USA, Inc., 6.125%, 01/15/22	1,018,750	0.2
780,000		T-Mobile USA, Inc., 6.250%, 04/01/21	801,255	0.2
1,000,000		T-Mobile USA, Inc., 6.633%, 04/28/21	1,030,000	0.2
800,000		T-Mobile USA, Inc., 6.731%, 04/28/22	827,000	0.2
250,000		T-Mobile USA, Inc., 6.836%, 04/28/23	259,063	0.1
1,860,000	#	West Corp., 5.375%, 07/15/22	1,785,600	0.3
1,400,000	#	Wind Acquisition Finance SA, 4.750%, 07/15/20	1,312,500	0.3
1,310,000	#	Wind Acquisition Finance SA, 7.375%, 04/23/21	1,239,653	0.2
			91,418,046	17.5

		Consumer, Cyclical: 14.9%
1,470,000		Affinia Group, Inc., 7.750%, 05/01/21	1,521,450	0.3
400,000		Allegion US Holding Co., Inc., 5.750%, 10/01/21	425,000	0.1
500,000		AMC Entertainment, Inc., 5.875%, 02/15/22	510,000	0.1
950,000		AMC Entertainment, Inc., 9.750%, 12/01/20	1,037,875	0.2
795,000	#	Asbury Automotive Group, Inc., 6.000%, 12/15/24	810,900	0.2
2,070,000	#	Ashton Woods USA LLC, 6.875%, 02/15/21	1,976,850	0.4
1,500,000	#	Building Materials Holding Corp., 9.000%, 09/15/18	1,582,500	0.3
2,420,000	#	Caesars Entertainment Resort Properties LLC, 8.000%, 10/01/20	2,383,700	0.5
765,000	#	Caesars Entertainment Resort Properties LLC, 11.000%, 10/01/21	699,975	0.1
1,535,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	1,611,750	0.3
1,080,000	#	CDR DB Sub, Inc., 7.750%, 10/15/20	928,800	0.2
1,365,000	#	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/24	1,359,881	0.3
1,315,000	#	Century Communities, Inc., 6.875%, 05/15/22	1,321,575	0.2
1,800,000		Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	2,002,500	0.4
450,000		Chrysler Group, LLC/CG Co-Issuer, Inc., 8.000%, 06/15/19	475,312	0.1
1,210,000		Dana Holding Corp., 5.500%, 12/15/24	1,228,150	0.2
1,500,000	#	DreamWorks Animation SKG, Inc., 6.875%, 08/15/20	1,545,000	0.3
395,000		General Motors Co., 4.000%, 04/01/25	396,975	0.1
395,000		General Motors Co., 5.200%, 04/01/45	417,712	0.1
395,000		General Motors Co., 5.000%, 04/01/35	412,613	0.1
400,000	#	HD Supply, Inc., 5.250%, 12/15/21	408,000	0.1
2,190,000	#	Hot Topic, Inc., 9.250%, 06/15/21	2,354,250	0.4
2,000,000	#	Jaguar Land Rover Automotive PLC, 4.250%, 11/15/19	2,025,000	0.4
1,480,000		JC Penney Corp., Inc., 8.125%, 10/01/19	1,309,800	0.2
500,000	#	K Hovnanian Enterprises, Inc., 7.000%, 01/15/19	479,062	0.1
400,000	#	K Hovnanian Enterprises, Inc., 7.250%, 10/15/20	416,000	0.1
400,000	#	K Hovnanian Enterprises, Inc., 9.125%, 11/15/20	428,000	0.1

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
645,000		KB Home, 4.750%, 05/15/19	$636,938	0.1
750,000		KB Home, 6.250%, 06/15/15	759,375	0.1
1,450,000		LKQ Corp., 4.750%, 05/15/23	1,399,250	0.3
2,000,000	#	MCE Finance Ltd., 5.000%, 02/15/21	1,880,000	0.4
1,000,000		Meritage Homes Corp., 7.150%, 04/15/20	1,080,000	0.2
1,065,000		Meritage Homes Corp., 7.000%, 04/01/22	1,134,225	0.2
1,665,000		Meritor, Inc., 6.250%, 02/15/24	1,698,300	0.3
500,000		MGM Mirage, 7.500%, 06/01/16	528,750	0.1
1,000,000		MGM Resorts International, 5.250%, 03/31/20	995,000	0.2
1,500,000		MGM Resorts International, 6.000%, 03/15/23	1,515,000	0.3
1,500,000		MGM Resorts International, 7.750%, 03/15/22	1,665,000	0.3
500,000		MGM Resorts International, 8.625%, 02/01/19	569,375	0.1
232,000	#,&	Michaels FinCo Holdings LLC / Michaels FinCo, Inc., 7.500%, 08/01/18	237,220	0.0
1,678,000	#	Michaels Stores, Inc., 5.875%, 12/15/20	1,703,170	0.3
1,375,000	#	MPG Holdco I, Inc., 7.375%, 10/15/22	1,423,125	0.3
1,100,000		NCL Corp. Ltd., 5.000%, 02/15/18	1,105,500	0.2
300,000	#	NCL Corp. Ltd., 5.250%, 11/15/19	303,750	0.1
250,000	#	Neiman Marcus Group LLC., 8.000%, 10/15/21	265,625	0.0
1,750,000	#,&	Neiman Marcus Group LLC., 8.750%, 10/15/21	1,863,750	0.4
1,545,000		Oshkosh Corp., 5.375%, 03/01/22	1,583,625	0.3
1,025,000		Party City Holdings, Inc., 8.875%, 08/01/20	1,099,313	0.2
1,000,000		PC Nextco Holdings LLC / PC Nextco Finance, Inc., 8.750%, 08/15/19	1,010,000	0.2
1,020,000		Pinnacle Entertainment, Inc., 6.375%, 08/01/21	1,055,700	0.2
240,000	#	Rite Aid Corp., 6.875%, 12/15/28	246,000	0.0
500,000		Royal Caribbean Cruises Ltd., 5.250%, 11/15/22	527,500	0.1
750,000	#	RSI Home Products, Inc., 6.875%, 03/01/18	787,500	0.1
600,000		Ryland Group, Inc., 5.375%, 10/01/22	585,000	0.1
750,000		Ryland Group, Inc., 6.625%, 05/01/20	798,750	0.1
2,000,000	#	Schaeffler Finance BV, 4.250%, 05/15/21	1,960,000	0.4
1,351,000	#,&	Schaeffler Holding Finance BV, 6.875%, 08/15/18	1,415,173	0.3
250,000	#,&	Schaeffler Holding Finance BV, 6.750%, 11/15/22	262,500	0.0
790,000	#	Scientific Games International, Inc., 7.000%, 01/01/22	803,825	0.2
1,185,000	#	Scientific Games International, Inc., 10.000%, 12/01/22	1,091,681	0.2
750,000		Shea Homes L.P. / Shea Homes Funding Corp., 8.625%, 05/15/19	791,250	0.1
2,000,000		Sonic Automotive, Inc., 5.000%, 05/15/23	1,950,000	0.4
1,910,000		Springs Industries, Inc., 6.250%, 06/01/21	1,910,000	0.4
1,100,000		Standard Pacific Corp., 8.375%, 01/15/21	1,251,250	0.2
800,000		United Continental Holdings, Inc., 6.375%, 06/01/18	848,000	0.2
1,000,000		United Continental Holdings, Inc., 6.000%, 07/15/28	957,500	0.2
1,500,000		US Airways Group, Inc., 6.125%, 06/01/18	1,567,500	0.3
1,830,000	#	Viking Cruises Ltd., 8.500%, 10/15/22	1,990,125	0.4
245,000	#	WMG Acquisition Corp., 5.625%, 04/15/22	238,263	0.0
1,460,000	#	WMG Acquisition Corp., 6.750%, 04/15/22	1,335,900	0.3
1,125,000		Wolverine World Wide, Inc., 6.125%, 10/15/20	1,186,875	0.2
			78,085,213	14.9

		Consumer, Non-cyclical: 20.6%
2,000,000		Acadia Healthcare Co., Inc., 5.125%, 07/01/22	1,980,000	0.4
1,750,000	#	Albea Beauty Holdings SA, 8.375%, 11/01/19	1,846,250	0.4
1,800,000	#	Alliance Data Systems Corp., 5.375%, 08/01/22	1,782,000	0.3
1,210,000		Amsurg Corp., 5.625%, 11/30/20	1,243,275	0.2
1,805,000	#	Amsurg Corp., 5.625%, 07/15/22	1,859,150	0.4
1,610,000	#	Anna Merger Sub, Inc., 7.750%, 10/01/22	1,634,150	0.3

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
1,150,000		ARAMARK Corp., 5.750%, 03/15/20	$1,193,125	0.2
2,500,000	#	Ashtead Capital, Inc., 6.500%, 07/15/22	2,668,750	0.5
1,500,000		Biomet, Inc., 6.500%, 10/01/20	1,586,250	0.3
1,250,000	#	Brand Energy & Infrastructure Services, Inc., 8.500%, 12/01/21	1,131,250	0.2
1,836,000	#	Bumble Bee Acquisition Corp., 9.000%, 12/15/17	1,930,554	0.4
1,430,000	#	C&S Group Enterprises LLC, 5.375%, 07/15/22	1,422,850	0.3
1,913,000	#,&	Capsugel SA, 7.000%, 05/15/19	1,935,717	0.4
710,000	#	Ceridian HCM Holding, Inc., 11.000%, 03/15/21	779,339	0.1
600,000		CHS/Community Health Systems, Inc., 5.125%, 08/15/18	622,500	0.1
1,000,000		CHS/Community Health Systems, Inc., 6.875%, 02/01/22	1,064,375	0.2
190,000		CHS/Community Health Systems, Inc., 7.125%, 07/15/20	202,825	0.0
250,000		CHS/Community Health Systems, Inc., 8.000%, 11/15/19	267,500	0.1
1,000,000		Constellation Brands, Inc., 3.875%, 11/15/19	1,010,000	0.2
1,210,000	#	Cott Beverages, Inc., 6.750%, 01/01/20	1,213,025	0.2
1,340,000		DaVita HealthCare Partners, Inc., 5.125%, 07/15/24	1,369,312	0.3
745,000		DaVita HealthCare Partners, Inc., 6.625%, 11/01/20	784,578	0.2
1,820,000	#	Diamond Foods, Inc., 7.000%, 03/15/19	1,870,050	0.4
1,915,000	#	Envision Healthcare Corp., 5.125%, 07/01/22	1,905,425	0.4
1,610,000	#	Grifols Worldwide Operations Ltd., 5.250%, 04/01/22	1,650,572	0.3
600,000		H&E Equipment Services, Inc., 7.000%, 09/01/22	620,250	0.1
3,620,000		HCA Holdings, Inc., 6.250%, 02/15/21	3,864,350	0.7
1,405,000		HCA Holdings, Inc., 7.750%, 05/15/21	1,505,106	0.3
1,080,000		HCA, Inc., 5.250%, 04/15/25	1,129,950	0.2
1,800,000		HCA, Inc., 7.500%, 02/15/22	2,061,000	0.4
375,000		HDTFS, Inc., 6.250%, 10/15/22	380,625	0.1
1,500,000		Hertz Corp., 6.750%, 04/15/19	1,552,500	0.3
1,480,000		Immucor, Inc., 11.125%, 08/15/19	1,605,800	0.3
865,000	#,&	Jaguar Holding Co. I, 9.375%, 10/15/17	886,192	0.2
500,000	#	Jaguar Holding Co., 9.500%, 12/01/19	538,125	0.1
750,000	#	JBS USA LLC / JBS USA Finance, Inc., 5.875%, 07/15/24	738,750	0.1
420,000	#	JBS USA LLC / JBS USA Finance, Inc., 7.250%, 06/01/21	434,700	0.1
1,150,000	#	JBS USA LLC / JBS USA Finance, Inc., 7.250%, 06/01/21	1,190,250	0.2
1,000,000	#	KeHE Distributors LLC / KeHE Finance Corp., 7.625%, 08/15/21	1,065,000	0.2
1,460,000	#	Live Nation Entertainment, Inc., 5.375%, 06/15/22	1,467,300	0.3
1,975,000	#	Logo Merger Sub Corp., 8.375%, 10/15/20	1,989,812	0.4
1,950,000	#	Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/22	1,901,250	0.4
2,125,000	#	MPH Acquisition Holdings LLC, 6.625%, 04/01/22	2,178,125	0.4
1,975,000	#	Multi-Color Corp., 6.125%, 12/01/22	1,979,937	0.4
1,500,000	#	Mustang Merger Corp., 8.500%, 08/15/21	1,432,500	0.3
1,224,000	#	Physio-Control International, Inc., 9.875%, 01/15/19	1,303,560	0.2
1,130,000		Prestige Brands, Inc., 8.125%, 02/01/20	1,209,100	0.2
1,635,000	#	Quad/Graphics, Inc., 7.000%, 05/01/22	1,553,250	0.3
1,250,000		Reynolds Group Issuer, Inc., 7.875%, 08/15/19	1,320,312	0.3
1,250,000		Reynolds Group Issuer, Inc., 8.250%, 02/15/21	1,287,500	0.2
1,000,000		Reynolds Group Issuer, Inc., 8.500%, 05/15/18	1,025,000	0.2
1,250,000		Reynolds Group Issuer, Inc., 9.000%, 04/15/19	1,300,000	0.2
750,000		Reynolds Group Issuer, Inc., 9.875%, 08/15/19	798,750	0.2
500,000		RR Donnelley & Sons Co., 6.500%, 11/15/23	515,000	0.1
500,000		RR Donnelley & Sons Co., 7.000%, 02/15/22	538,750	0.1
750,000		RR Donnelley & Sons Co., 7.875%, 03/15/21	832,500	0.2
1,495,000	#	Safway Group Holding LLC / Safway Finance Corp., 7.000%, 05/15/18	1,427,725	0.3

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
1,500,000	#	Salix Pharmaceuticals Ltd, 6.000%, 01/15/21	$1,533,750	0.3
420,000		ServiceMaster Co., 7.450%, 08/15/27	403,200	0.1
743,000		ServiceMaster Co., 7.000%, 08/15/20	772,720	0.1
1,050,000	#	Shearer's Foods, LLC / Chip Fin Corp., 9.000%, 11/01/19	1,149,750	0.2
1,100,000		Spectrum Brands, Inc., 6.375%, 11/15/20	1,152,250	0.2
1,280,000	#	STHI Holding Corp., 8.000%, 03/15/18	1,339,200	0.3
1,580,000	#	Teleflex, Inc., 5.250%, 06/15/24	1,583,950	0.3
1,000,000		Tenet Healthcare Corp., 6.000%, 10/01/20	1,076,330	0.2
1,095,000		Tenet Healthcare Corp., 6.250%, 11/01/18	1,192,181	0.2
1,975,000		Tenet Healthcare Corp., 6.750%, 02/01/20	2,086,094	0.4
1,000,000		Tenet Healthcare Corp., 8.125%, 04/01/22	1,120,000	0.2
750,000		Truven Health Analytics, Inc., 10.625%, 06/01/20	735,000	0.1
165,000		United Rentals North America, Inc., 5.750%, 07/15/18	172,838	0.0
500,000		United Rentals North America, Inc., 6.125%, 06/15/23	527,500	0.1
385,000		United Rentals North America, Inc., 7.375%, 05/15/20	417,725	0.1
1,785,000		United Rentals North America, Inc., 7.625%, 04/15/22	1,971,533	0.4
190,000		United Rentals North America, Inc., 8.250%, 02/01/21	208,050	0.0
875,000		United Surgical Partners International, Inc., 9.000%, 04/01/20	943,906	0.2
1,950,000	#	Universal Health Services, Inc., 4.750%, 08/01/22	1,952,438	0.4
1,850,000		Universal Hospital Services, Inc., 7.625%, 08/15/20	1,600,250	0.3
1,250,000		US Foods, Inc., 8.500%, 06/30/19	1,326,250	0.3
2,000,000	#	Valeant Pharmaceuticals International, Inc., 7.500%, 07/15/21	2,167,500	0.4
1,500,000	#	Valeant Pharmaceuticals International, 6.750%, 08/15/18	1,599,405	0.3
1,025,000	#	Valeant Pharmaceuticals International, 6.750%, 08/15/21	1,074,969	0.2
490,000	#	VPI Escrow Corp., 6.375%, 10/15/20	513,888	0.1
1,500,000		WellCare Health Plans, Inc., 5.750%, 11/15/20	1,556,250	0.3
740,000		WhiteWave Foods Co., 5.375%, 10/01/22	764,050	0.1
			107,526,768	20.6

		Diversified: 0.6%
1,900,000	&	Alphabet Holding Co., Inc., 7.750%, 11/01/17	1,615,000	0.3
715,000	#,&	Carlson Travel Holdings, Inc., 7.500%, 08/15/19	722,150	0.1
779,000	#	The Nielsen Co. Luxembourg SARL, 5.500%, 10/01/21	798,475	0.2
			3,135,625	0.6

		Energy: 11.7%
1,055,000		Alta Mesa Holdings / Alta Mesa Finance Services Corp., 9.625%, 10/15/18	886,200	0.2
925,000	#	American Energy - Woodford LLC/AEW Finance Corp., 9.000%, 09/15/22	601,250	0.1
1,890,000	#	Antero Resources Corp., 5.125%, 12/01/22	1,790,775	0.3
2,250,000		Approach Resources, Inc., 7.000%, 06/15/21	1,676,250	0.3
1,035,000		Arch Coal, Inc., 7.250%, 06/15/21	306,619	0.0
1,000,000	#	Arch Coal, Inc., 8.000%, 01/15/19	560,000	0.1
1,970,000	#	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/22	1,905,975	0.4
1,600,000		Bonanza Creek Energy, Inc., 6.750%, 04/15/21	1,416,000	0.3
1,290,000	#	Calumet Specialty Products Partners L.P./Calumet Finance Corp., 6.500%, 04/15/21	1,157,775	0.2
400,000		Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.625%, 08/01/20	418,000	0.1

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
750,000		Chaparral Energy, Inc., 7.625%, 11/15/22	$498,750	0.1
895,000		Chaparral Energy, Inc., 8.250%, 09/01/21	617,550	0.1
2,275,000		Chesapeake Energy Corp., 6.125%, 02/15/21	2,400,125	0.4
1,200,000		Chesapeake Energy Corp., 6.625%, 08/15/20	1,281,000	0.2
1,500,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.125%, 03/01/22	1,440,000	0.3
1,800,000	#	CrownRock L.P. / CrownRock Finance, Inc., 7.125%, 04/15/21	1,696,500	0.3
625,000		El Paso Corp., 7.250%, 06/01/18	708,754	0.1
1,200,000		Energy Transfer Equity L.P., 7.500%, 10/15/20	1,338,000	0.2
1,000,000	#	Gibson Energy, Inc., 6.750%, 07/15/21	1,002,500	0.2
1,750,000	#	Hilcorp Energy I L.P./Hilcorp Finance Co., 5.000%, 12/01/24	1,542,187	0.3
875,000	#	Hilcorp Energy I L.P./Hilcorp Finance Co., 8.000%, 02/15/20	896,875	0.2
500,000	#	Legacy Reserves L.P. / Legacy Reserves Finance Corp., 6.625%, 12/01/21	412,500	0.1
500,000		Legacy Reserves L.P. / Legacy Reserves Finance Corp., 8.000%, 12/01/20	417,500	0.1
1,345,000		Linn Energy LLC / Linn Energy Finance Corp., 6.250%, 11/01/19	1,149,975	0.2
525,000		Linn Energy LLC / Linn Energy Finance Corp., 7.750%, 02/01/21	444,937	0.1
1,135,000	#	Lonestar Resources America, Inc., 8.750%, 04/15/19	856,925	0.2
1,500,000		Memorial Production Partners L.P. / Memorial Production Finance Corp., 7.625%, 05/01/21	1,207,500	0.2
1,050,000	#	Memorial Resource Development Corp., 5.875%, 07/01/22	952,875	0.2
1,910,000		Murphy Oil USA, Inc., 6.000%, 08/15/23	2,005,500	0.4
1,000,000	#	Murray Energy Corp., 8.625%, 06/15/21	960,000	0.2
360,000	#	Paragon Offshore PLC, 6.750%, 07/15/22	222,300	0.0
720,000	#	Paragon Offshore PLC, 7.250%, 08/15/24	437,400	0.1
2,400,000	#	Parsley Energy LLC / Parsley Finance Corp., 7.500%, 02/15/22	2,286,000	0.4
1,230,000	#	PetroBakken Energy Ltd., 8.625%, 02/01/20	867,150	0.2
1,655,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/23	1,526,737	0.3
360,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.000%, 10/01/22	342,000	0.1
655,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.500%, 04/15/23	635,350	0.1
1,750,000	#	RKI Exploration & Production LLC / RKI Finance Corp., 8.500%, 08/01/21	1,421,875	0.3
1,950,000	#	Rockies Express Pipeline, LLC, 5.625%, 04/15/20	1,925,625	0.4
360,000		Rose Rock Midstream L.P. / Rose Rock Finance Corp., 5.625%, 07/15/22	338,400	0.1
1,815,000		Rosetta Resources, Inc., 5.625%, 05/01/21	1,669,982	0.3
140,000		Rosetta Resources, Inc., 5.875%, 06/01/24	125,300	0.0
1,690,000	#	Sanchez Energy Corp., 6.125%, 01/15/23	1,423,825	0.3
1,450,000		Sanchez Energy Corp., 7.750%, 06/15/21	1,355,750	0.3
1,100,000		SandRidge Energy, Inc., 7.500%, 02/15/23	709,500	0.1
500,000		SandRidge Energy, Inc., 7.500%, 03/15/21	322,500	0.1
450,000		SandRidge Energy, Inc., 8.125%, 10/15/22	285,750	0.0
1,995,000		SemGroup Corp., 7.500%, 06/15/21	2,004,975	0.4
1,835,000		Seventy Seven Energy, Inc., 6.500%, 07/15/22	1,082,650	0.2
600,000		SM Energy Co., 6.500%, 01/01/23	579,000	0.1
1,000,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.500%, 08/15/22	955,000	0.2
1,000,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 7.500%, 07/01/21	1,055,000	0.2

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
500,000	#	SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp., 7.375%, 02/01/20	$521,875	0.1
520,000	#	SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp., 7.375%, 02/01/20	542,750	0.1
390,000		SunCoke Energy, Inc., 7.625%, 08/01/19	401,993	0.1
1,645,000	#	Talos Production LLC, 9.750%, 02/15/18	1,505,175	0.3
50,000	#	Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 5.500%, 10/15/19	49,750	0.0
2,000,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 6.125%, 10/15/21	2,005,000	0.4
50,000	#	Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 6.250%, 10/15/22	50,125	0.0
720,000	#	Triangle USA Petroleum Corp., 6.750%, 07/15/22	478,800	0.1
1,865,000		WPX Energy, Inc., 6.000%, 01/15/22	1,804,388	0.3
			61,480,722	11.7

		Financial: 5.5%
2,935,000	#	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.500%, 05/15/21	2,975,356	0.6
500,000		Ally Financial, Inc., 3.125%, 01/15/16	503,750	0.1
1,000,000		Ally Financial, Inc., 3.500%, 01/27/19	990,500	0.2
1,500,000		Ally Financial, Inc., 7.500%, 09/15/20	1,762,500	0.3
735,000		Ally Financial, Inc., 8.000%, 03/15/20	869,137	0.2
455,000		Ally Financial, Inc., 8.300%, 02/12/15	457,806	0.1
540,000		American General Finance Corp., 5.400%, 12/01/15	554,850	0.1
1,850,000		CBRE Services, Inc., 5.250%, 03/15/25	1,891,625	0.4
520,000		CIT Group, Inc., 4.250%, 08/15/17	531,700	0.1
1,000,000		CIT Group, Inc., 5.250%, 03/15/18	1,045,000	0.2
250,000		CIT Group, Inc., 5.375%, 05/15/20	265,162	0.1
250,000		CIT Group, Inc., 5.000%, 05/15/17	260,000	0.0
810,000		CIT Group, Inc., 5.000%, 08/15/22	835,313	0.2
290,000	#	CIT Group, Inc., 6.625%, 04/01/18	315,737	0.1
1,150,000	#	CNG Holdings, Inc./OH, 9.375%, 05/15/20	770,500	0.1
1,150,000		Crown Castle International Corp., 5.250%, 01/15/23	1,178,750	0.2
1,000,000		Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 4.875%, 03/15/19	1,000,000	0.2
1,000,000		Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 6.000%, 08/01/20	1,035,200	0.2
1,115,000		International Lease Finance Corp., 5.875%, 08/15/22	1,212,563	0.2
510,000		International Lease Finance Corp., 6.250%, 05/15/19	558,450	0.1
470,000		International Lease Finance Corp., 8.250%, 12/15/20	567,525	0.1
335,000		iStar Financial, Inc., 4.000%, 11/01/17	327,044	0.1
670,000		iStar Financial, Inc., 5.000%, 07/01/19	653,250	0.1
1,965,000		Navient Corp., 5.875%, 10/25/24	1,876,575	0.4
1,320,000	#	Rayonier AM Products, Inc., 5.500%, 06/01/24	1,090,650	0.2
500,000	#	Realogy Corp., 7.625%, 01/15/20	537,500	0.1
790,000	#	Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 12/01/21	771,238	0.1
750,000		Sabra Health Care L.P. / Sabra Capital Corp., 5.500%, 02/01/21	781,875	0.1
1,000,000	#,&	Sophia Holding Finance L.P. / Sophia Holding Finance, Inc., 9.625%, 12/01/18	1,008,750	0.2
400,000		Springleaf Finance Corp., 5.250%, 12/15/19	393,000	0.1
595,000		Springleaf Finance Corp., 6.900%, 12/15/17	635,163	0.1
1,200,000		Synovus Financial Corp., 5.125%, 06/15/17	1,224,000	0.2
			28,880,469	5.5

		Industrial: 8.3%
2,009,000		ADS Waste Holdings, Inc., 8.250%, 10/01/20	2,019,045	0.4

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
370,000	#	AECOM Technology Corp., 5.750%, 10/15/22	$379,250	0.1
370,000	#	AECOM Technology Corp., 5.875%, 10/15/24	379,250	0.1
1,165,000		Anixter, Inc., 5.625%, 05/01/19	1,234,900	0.2
1,534,450	#,&	Ardagh Finance Holdings SA, 8.625%, 06/15/19	1,519,105	0.3
1,000,000	#	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.750%, 01/31/21	997,500	0.2
88,235	#	Ardagh Packaging Finance PLC, 7.000%, 11/15/20	89,559	0.0
745,000	#	Ardagh Packaging Finance Plc, 9.125%, 10/15/20	797,150	0.2
1,480,000	#	BC Mountain LLC / BC Mountain Finance, Inc., 7.000%, 02/01/21	1,272,800	0.2
250,000	#	Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is, 6.000%, 06/15/17	244,375	0.0
500,000		Boise Cascade Co., 6.375%, 11/01/20	527,500	0.1
165,000	#	Building Materials Corp. of America, 6.750%, 05/01/21	174,900	0.0
1,500,000	#	Cleaver-Brooks, Inc., 8.750%, 12/15/19	1,586,250	0.3
2,000,000	#	CNH Industrial Capital LLC, 3.375%, 07/15/19	1,920,000	0.4
1,700,000	#	Consolidated Container Co., LLC/Consolidated Container Capital, Inc., 10.125%, 07/15/20	1,589,500	0.3
1,320,000	#	CTP Transportation Products LLC / CTP Finance, Inc., 8.250%, 12/15/19	1,399,200	0.3
1,000,000		Darling Ingredients, Inc., 5.375%, 01/15/22	988,750	0.2
1,250,000	#	Dematic SA / DH Services Luxembourg Sarl, 7.750%, 12/15/20	1,315,625	0.2
860,000		Ducommun, Inc., 9.750%, 07/15/18	924,500	0.2
1,250,000	#	Gardner Denver, Inc., 6.875%, 08/15/21	1,206,250	0.2
1,720,000	#	Gates Global LLC / Gates Global Co., 6.000%, 07/15/22	1,655,844	0.3
500,000		Headwaters, Inc., 7.250%, 01/15/19	522,500	0.1
1,000,000		Headwaters, Inc., 7.625%, 04/01/19	1,047,500	0.2
788,000	&	Interline Brands, Inc., 10.000%, 11/15/18	827,400	0.2
880,000	#	JM Huber Corp., 9.875%, 11/01/19	972,400	0.2
1,110,000		Kemet Corp., 10.500%, 05/01/18	1,143,300	0.2
1,060,000	#	KLX, Inc., 5.875%, 12/01/22	1,073,250	0.2
233,000	#	Mcron Finance Sub, LLC / Mcron Finance Corp., 8.375%, 05/15/19	248,145	0.0
500,000	#	Milacron LLC / Mcron Finance Corp., 7.750%, 02/15/21	512,500	0.1
1,100,000		Nortek, Inc., 8.500%, 04/15/21	1,182,500	0.2
1,620,000	#	PaperWorks Industries, Inc., 9.500%, 08/15/19	1,626,075	0.3
2,000,000	#	Plastipak Holdings, Inc., 6.500%, 10/01/21	2,010,000	0.4
1,625,000	#	Sanmina Corp., 4.375%, 06/01/19	1,616,875	0.3
1,000,000	#	Sealed Air Corp., 4.875%, 12/01/22	995,000	0.2
1,000,000	#	Sealed Air Corp., 5.125%, 12/01/24	1,012,500	0.2
310,000		SPX Corp., 6.875%, 09/01/17	340,225	0.1
1,470,000	#	Syncreon Group BV / Syncreon Global Finance US, Inc., 8.625%, 11/01/21	1,389,150	0.3
660,000		TransDigm, Inc., 6.500%, 07/15/24	666,600	0.1
660,000		TransDigm, Inc., 6.000%, 07/15/22	661,650	0.1
1,485,000	#	Waterjet Holdings, Inc., 7.625%, 02/01/20	1,533,263	0.3
1,500,000	#	Wise Metals Group LLC, 8.750%, 12/15/18	1,582,500	0.3
325,000	#	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., 9.750%, 06/15/19	346,531	0.1
			43,531,117	8.3

		Information Technology: 0.2%
1,000,000		Equinix, Inc., 4.875%, 04/01/20	1,000,000	0.2

		Materials: 0.4%
2,000,000		Louisiana-Pacific Corp., 7.500%, 06/01/20	2,115,000	0.4

		Technology: 6.1%
1,000,000	#	ACI Worldwide, Inc., 6.375%, 08/15/20	1,048,750	0.2
1,545,000	#	Activision Blizzard, Inc., 6.125%, 09/15/23	1,668,600	0.3
1,555,000		Aspect Software, Inc., 10.625%, 05/15/17	1,477,250	0.3

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
1,040,000	#	Audatex North America, Inc., 6.125%, 11/01/23	$1,079,000	0.2
770,000	#	Audatex North America, Inc., 6.000%, 06/15/21	796,950	0.2
1,290,000	#	BCP Singapore VI Cayman Financing Co. Ltd., 8.000%, 04/15/21	1,299,675	0.3
1,750,000	#	BMC Software Finance, Inc., 8.125%, 07/15/21	1,653,750	0.3
900,000	#,&	Boxer Parent Co., Inc., 9.000%, 10/15/19	769,500	0.1
1,500,000		CDW LLC / CDW Finance Corp., 5.500%, 12/01/24	1,505,625	0.3
800,000		CDW LLC / CDW Finance Corp., 6.000%, 08/15/22	830,000	0.2
615,000		CDW, LLC / CDW Finance Corp., 8.500%, 04/01/19	651,131	0.1
1,000,000	#,&	Eagle Midco, Inc., 9.000%, 06/15/18	1,027,500	0.2
1,795,000		Emdeon, Inc., 11.000%, 12/31/19	1,958,794	0.4
1,395,000	#	Entegris, Inc., 6.000%, 04/01/22	1,419,413	0.3
1,050,000		Epicor Software Corp., 8.625%, 05/01/19	1,107,750	0.2
742,000	#	First Data Corp., 6.750%, 11/01/20	793,940	0.2
145,000	#	First Data Corp., 8.250%, 01/15/21	155,875	0.0
646,000	#,&	First Data Corp., 8.750%, 01/15/22	697,680	0.1
1,730,000		First Data Corp., 10.625%, 06/15/21	1,967,875	0.4
1,918,000		First Data Corp., 11.750%, 08/15/21	2,210,495	0.4
665,000		iGATE Corp., 4.750%, 04/15/19	668,325	0.1
750,000	#	IMS Health, Inc., 6.000%, 11/01/20	774,375	0.2
1,640,000	#,&	Infor Software Parent LLC / Infor Software Parent, Inc., 7.125%, 05/01/21	1,615,400	0.3
355,000		Infor US, Inc., 9.375%, 04/01/19	381,181	0.1
500,000		Infor US, Inc., 11.500%, 07/15/18	547,500	0.1
620,000		MedAssets, Inc., 8.000%, 11/15/18	647,900	0.1
590,000	#	MSCI, Inc., 5.250%, 11/15/24	612,125	0.1
750,000		NCR Corp., 5.000%, 07/15/22	735,000	0.1
200,000		NCR Corp., 5.875%, 12/15/21	206,500	0.0
1,300,000		NCR Corp., 6.375%, 12/15/23	1,358,500	0.3
190,000	#	Sensata Technologies BV, 5.625%, 11/01/24	197,481	0.0
			31,863,840	6.1

		Telecommunication Services: 0.3%
1,495,000		CenturyLink, Inc., 5.800%, 03/15/22	1,558,538	0.3

		Utilities: 1.9%
710,000		AES Corp., 7.375%, 07/01/21	805,850	0.2
725,000		Calpine Corp., 5.375%, 01/15/23	733,156	0.1
1,725,000		Calpine Corp., 5.750%, 01/15/25	1,748,719	0.3
1,500,000	#	Calpine Corp., 6.000%, 01/15/22	1,605,000	0.3
500,000		DPL, Inc., 6.500%, 10/15/16	528,750	0.1
1,000,000		DPL, Inc., 7.250%, 10/15/21	1,025,000	0.2
1,500,000	#	LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/23	1,515,000	0.3
1,000,000		NRG Energy, Inc., 6.250%, 07/15/22	1,027,500	0.2
830,000		NRG Energy, Inc., 7.875%, 05/15/21	898,475	0.2
			9,887,450	1.9

	Total Corporate Bonds/Notes
	(Cost $504,764,865)		495,109,662	94.6

ASSET-BACKED SECURITIES: 0.2%
		Other Asset-Backed Securities: 0.2%
1,000,000	#	Castle Garden Funding, 6.560%, 10/27/20	1,073,197	0.2

	Total Asset-Backed Securities
	(Cost $997,500)		1,073,197	0.2

Shares		Value	Percentage of Net Assets
COMMON STOCK: 0.0%
	Consumer Discretionary: 0.0%
195	@ American Media, Inc.	98	0.0

	Total Common Stock
	(Cost $7,957)	98	0.0

	Total Long-Term Investments
	(Cost $505,770,322)	496,182,957	94.8

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.0%
	Commercial Paper: 1.5%
3,500,000	Apache Disc, 0.490%, 01/30/15	$3,498,600	0.7
2,483,000	Campbell Soup, 0.250%, 03/05/15	2,481,932	0.5
1,500,000	Devon Disc, 0.490%, 01/26/15	1,499,480	0.3
		7,480,012	1.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.5%
13,192,756	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $13,192,756)	13,192,756	2.5

	Total Short-Term Investments
	(Cost $20,672,768)	20,672,768	4.0

	Total Investments in Securities (Cost $526,443,090)	$516,855,725	98.8
	Assets in Excess of Other Liabilities	6,265,519	1.2
	Net Assets	$523,121,244	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of December 31, 2014.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
&	Payment-in-kind

Cost for federal income tax purposes is $526,445,623.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$7,187,428
Gross Unrealized Depreciation	(16,777,326)

Net Unrealized Depreciation	$(9,589,898)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$–	$–	$98	$98
Total Common Stock	–	–	98	98
Corporate Bonds/Notes	–	495,109,662	–	495,109,662
Short-Term Investments	13,192,756	7,480,012	–	20,672,768

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2014 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2014
Asset-Backed Securities	$–	$1,073,197	$–	$1,073,197
Total Investments, at fair value	$13,192,756	$503,662,871	$98	$516,855,725

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2014 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 29.8%
		Basic Materials: 1.9%
1,965,000		Agrium, Inc., 5.250%, 01/15/45	$2,130,728	0.1
510,000		Albemarle Corp., 3.000%, 12/01/19	510,655	0.0
2,564,000	#	Anglo American Capital PLC, 2.625%, 09/27/17	2,589,640	0.1
2,000,000		ArcelorMittal, 6.000%, 03/01/21	2,087,500	0.1
1,373,000		Barrick Gold Corp., 4.100%, 05/01/23	1,338,528	0.1
1,484,000		BHP Billiton Finance USA Ltd, 5.000%, 09/30/43	1,688,900	0.1
2,020,000		Eastman Chemical Co., 2.700%, 01/15/20	2,033,803	0.1
1,680,000		Eastman Chemical Co., 3.800%, 03/15/25	1,713,734	0.1
2,110,000	#,L	FMG Resources August 2006 Pty Ltd., 6.875%, 04/01/22	1,764,487	0.1
1,649,000		Freeport-McMoRan Copper & Gold, Inc., 2.375%, 03/15/18	1,632,114	0.1
2,480,000		Freeport-McMoRan, Inc., 4.000%, 11/14/21	2,460,840	0.1
2,220,000		Freeport-McMoRan, Inc., 4.550%, 11/14/24	2,159,905	0.1
1,861,000	#	Georgia-Pacific LLC, 2.539%, 11/15/19	1,862,470	0.1
1,960,000	#	Georgia-Pacific LLC, 3.163%, 11/15/21	1,974,671	0.1
1,860,000	#	Georgia-Pacific LLC, 3.600%, 03/01/25	1,871,809	0.1
1,334,000	#	Georgia-Pacific LLC, 3.734%, 07/15/23	1,366,840	0.1
1,126,000		Goldcorp, Inc., 3.700%, 03/15/23	1,099,679	0.0
2,010,000		Huntsman International LLC, 4.875%, 11/15/20	2,004,975	0.1
1,378,000		LYB International Finance BV, 4.000%, 07/15/23	1,412,151	0.1
1,770,000	#	Mexichem SAB de CV, 4.875%, 09/19/22	1,831,950	0.1
1,206,000		Monsanto Co., 4.400%, 07/15/44	1,256,469	0.0
810,000		PolyOne Corp., 5.250%, 03/15/23	813,507	0.0
1,300,000		Rio Tinto Finance USA PLC, 2.250%, 12/14/18	1,303,844	0.0
880,000	#	Samarco Mineracao SA, 5.750%, 10/24/23	842,600	0.0
1,028,000		Vale Overseas Ltd., 4.625%, 09/15/20	1,046,925	0.0
2,017,000	#	Xstrata Finance Canada Ltd., 4.250%, 10/25/22	2,010,419	0.1
778,000	#	Xstrata Finance Canada Ltd., 4.950%, 11/15/21	821,967	0.0
			43,631,110	1.9

		Communications: 5.3%
2,571,000	#	Alibaba Group Holding Ltd., 3.125%, 11/28/21	2,543,997	0.1
2,455,000	#	Alibaba Group Holding Ltd., 3.600%, 11/28/24	2,440,007	0.1
3,137,000		Amazon.com, Inc., 4.950%, 12/05/44	3,255,795	0.1
3,018,000	L	AT&T, Inc., 3.900%, 03/11/24	3,107,463	0.1
3,215,000		AT&T, Inc., 4.800%, 06/15/44	3,288,932	0.2
1,043,000		AT&T, Inc., 5.350%, 09/01/40	1,133,445	0.1
740,000		Cablevision Systems Corp., 8.625%, 09/15/17	825,100	0.0
3,488,000		CBS Corp., 3.700%, 08/15/24	3,485,429	0.2
1,025,000		CC Holdings GS V LLC / Crown Castle GS III Corp., 2.381%, 12/15/17	1,034,899	0.1
475,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 09/01/23	482,719	0.0
1,212,000		CenturyLink, Inc., 5.625%, 04/01/20	1,261,995	0.1
920,000	L	CenturyLink, Inc., 6.750%, 12/01/23	1,010,850	0.0
884,000	#	CommScope, Inc., 5.500%, 06/15/24	875,160	0.0
713,000	#	CommScope, Inc., 5.000%, 06/15/21	705,870	0.0
2,696,000	#	Cox Communications, Inc., 3.850%, 02/01/25	2,726,923	0.1
772,000	#	COX Communications, Inc., 4.500%, 06/30/43	752,559	0.0
4,854,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.800%, 03/15/22	4,946,046	0.2
1,500,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	1,555,774	0.1
510,000		DISH DBS Corp., 4.250%, 04/01/18	522,113	0.0
1,500,000		DISH DBS Corp., 5.875%, 07/15/22	1,541,250	0.1
1,542,000		eBay, Inc., 2.875%, 08/01/21	1,528,654	0.1
2,391,000		eBay, Inc., 4.000%, 07/15/42	2,137,214	0.1
463,000		Equinix, Inc., 5.375%, 04/01/23	465,315	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
2,035,000		Gannett Co., Inc., 6.375%, 10/15/23	$2,167,275	0.1
2,135,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	2,260,431	0.1
699,000		Motorola Solutions, Inc., 3.500%, 03/01/23	689,270	0.0
671,000		Motorola Solutions, Inc., 3.750%, 05/15/22	681,828	0.0
2,339,000		Motorola Solutions, Inc., 4.000%, 09/01/24	2,357,768	0.1
2,575,000	#	Netflix, Inc., 5.750%, 03/01/24	2,690,875	0.1
3,132,000		21st Century Fox America, Inc., 3.000%, 09/15/22	3,116,180	0.1
770,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	839,300	0.0
860,000		Scripps Networks Interactive, Inc., 2.750%, 11/15/19	864,561	0.0
1,650,000		Scripps Networks Interactive, Inc., 3.900%, 11/15/24	1,683,347	0.1
500,000	#	Sinclair Television Group, Inc., 5.625%, 08/01/24	486,250	0.0
2,640,000	#	Sirius XM Radio, Inc., 5.875%, 10/01/20	2,725,800	0.1
2,110,000	#	Softbank Corp., 4.500%, 04/15/20	2,086,263	0.1
1,105,000		Sprint Corp., 7.125%, 06/15/24	1,033,175	0.1
1,105,000		Sprint Corp., 7.875%, 09/15/23	1,096,381	0.1
625,000		Telefonica Emisiones SAU, 3.192%, 04/27/18	643,270	0.0
1,428,000		Telefonica Emisiones SAU, 3.992%, 02/16/16	1,469,341	0.1
2,600,000	#,L	Telefonica Chile SA, 3.875%, 10/12/22	2,551,281	0.1
2,833,000		Time Warner Cable, Inc., 5.875%, 11/15/40	3,390,053	0.2
2,812,000		Time Warner, Inc., 4.050%, 12/15/23	2,955,446	0.1
1,881,000		Time Warner, Inc., 5.350%, 12/15/43	2,144,712	0.1
1,251,000		Time Warner, Inc., 6.500%, 11/15/36	1,596,599	0.1
1,000,000		T-Mobile USA, Inc., 5.250%, 09/01/18	1,041,250	0.1
575,000		T-Mobile USA, Inc., 6.250%, 04/01/21	590,669	0.0
1,435,000		T-Mobile USA, Inc., 6.625%, 04/01/23	1,476,615	0.1
2,720,000		Verizon Communications, Inc., 3.000%, 11/01/21	2,686,661	0.1
4,186,000		Verizon Communications, Inc., 3.500%, 11/01/24	4,121,209	0.2
7,358,000		Verizon Communications, Inc., 4.150%, 03/15/24	7,623,065	0.3
1,042,000	#	Verizon Communications, Inc., 4.862%, 08/21/46	1,072,989	0.1
1,206,000	#	Verizon Communications, Inc., 5.012%, 08/21/54	1,253,140	0.1
2,897,000		Verizon Communications, Inc., 5.050%, 03/15/34	3,096,085	0.1
4,814,000		Verizon Communications, Inc., 5.150%, 09/15/23	5,319,537	0.2
1,205,000		Verizon Communications, Inc., 6.550%, 09/15/43	1,546,045	0.1
3,089,000		Viacom, Inc., 3.875%, 04/01/24	3,106,728	0.1
2,551,000		Viacom, Inc., 4.250%, 09/01/23	2,634,971	0.1
1,200,000		Viacom, Inc., 4.375%, 03/15/43	1,109,275	0.1
1,824,000		WPP Finance 2010, 3.750%, 09/19/24	1,834,435	0.1
			119,669,589	5.3

		Consumer, Cyclical: 1.9%
1,708,000		Bed Bath & Beyond, Inc., 5.165%, 08/01/44	1,785,692	0.1
1,375,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	1,443,750	0.1
500,000	#	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/24	498,125	0.0
2,010,000		Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	2,236,125	0.1
2,050,000	#	DreamWorks Animation SKG, Inc., 6.875%, 08/15/20	2,111,500	0.1
1,466,000		Ford Motor Co., 4.750%, 01/15/43	1,552,916	0.1
1,608,000		Johnson Controls, Inc., 4.625%, 07/02/44	1,661,424	0.1
2,623,000		Kohl's Corp., 4.750%, 12/15/23	2,812,286	0.1
900,000		Lennar Corp., 4.750%, 12/15/17	927,000	0.0
2,292,000		MDC Holdings, Inc., 6.000%, 01/15/43	1,913,820	0.1
2,480,000		MGM Resorts International, 6.750%, 10/01/20	2,610,200	0.1
2,640,000		Pinnacle Entertainment, Inc., 6.375%, 08/01/21	2,732,400	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
1,254,000		Ross Stores, Inc., 3.375%, 09/15/24	$1,257,688	0.1
335,000		Ryland Group, Inc., 6.625%, 05/01/20	356,775	0.0
1,680,000	#,&	Schaeffler Holding Finance BV, 6.875%, 08/15/18	1,759,800	0.1
269,000		Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.375%, 08/01/21	283,123	0.0
863,000		Toll Brothers Finance Corp., 6.750%, 11/01/19	970,875	0.0
3,076,000		Walgreens Boots Alliance, Inc., 3.800%, 11/18/24	3,143,509	0.1
5,222,000		Walgreens Boots Alliance, Inc., 4.800%, 11/18/44	5,528,056	0.2
1,632,000		Whirlpool Corp., 4.000%, 03/01/24	1,701,195	0.1
1,768,000		Yum! Brands, Inc., 3.875%, 11/01/23	1,803,715	0.1
3,182,000		Yum! Brands, Inc., 5.350%, 11/01/43	3,492,872	0.2
			42,582,846	1.9

		Consumer, Non-cyclical: 5.1%
2,108,000		Actavis Funding SCS, 3.850%, 06/15/24	2,122,847	0.1
3,111,000		Actavis Funding SCS, 4.850%, 06/15/44	3,169,166	0.1
1,165,000		Altria Group, Inc., 4.000%, 01/31/24	1,216,917	0.1
1,951,000		Altria Group, Inc., 5.375%, 01/31/44	2,229,507	0.1
1,967,000		Amgen, Inc., 3.625%, 05/22/24	2,003,209	0.1
785,000		Amgen, Inc., 3.875%, 11/15/21	830,574	0.0
366,000		Amgen, Inc., 5.150%, 11/15/41	414,095	0.0
2,901,000	#	Amsurg Corp., 5.625%, 07/15/22	2,988,030	0.1
2,506,000	#	Bayer US Finance LLC, 3.000%, 10/08/21	2,530,218	0.1
1,626,000	#	Bayer US Finance LLC, 3.375%, 10/08/24	1,658,000	0.1
3,085,000		Becton Dickinson and Co., 3.734%, 12/15/24	3,181,394	0.1
1,317,000		CareFusion Corp., 3.875%, 05/15/24	1,361,737	0.1
3,251,000		Celgene Corp., 3.250%, 08/15/22	3,277,414	0.1
319,000		Constellation Brands, Inc., 7.250%, 05/15/17	353,093	0.0
1,140,000	#	ERAC USA Finance LLC, 2.800%, 11/01/18	1,165,492	0.1
1,218,000		Express Scripts Holding Co., 3.500%, 06/15/24	1,216,151	0.1
2,210,000		Gilead Sciences, Inc., 3.500%, 02/01/25	2,273,049	0.1
600,000		HCA Holdings, Inc., 7.750%, 05/15/21	642,750	0.0
1,005,000		HCA, Inc., 5.250%, 04/15/25	1,051,481	0.0
1,420,000		HJ Heinz Co., 4.250%, 10/15/20	1,437,750	0.1
1,153,000		Humana, Inc., 3.150%, 12/01/22	1,123,078	0.0
4,000,000		McKesson Corp., 3.796%, 03/15/24	4,116,908	0.2
464,000		Medtronic, Inc., 2.750%, 04/01/23	451,971	0.0
2,493,000	#	Medtronic, Inc., 3.150%, 03/15/22	2,536,760	0.1
4,121,000	#	Medtronic, Inc., 3.500%, 03/15/25	4,224,672	0.2
1,155,000		Medtronic, Inc., 3.625%, 03/15/24	1,201,221	0.1
1,895,000	#	Medtronic, Inc., 4.375%, 03/15/35	2,017,150	0.1
1,830,000	#	Medtronic, Inc., 4.625%, 03/15/45	1,992,037	0.1
4,141,000		Perrigo Finance plc, 3.900%, 12/15/24	4,221,832	0.2
2,719,000		Pfizer, Inc., 3.400%, 05/15/24	2,834,460	0.1
2,344,000		Philip Morris International, Inc., 1.250%, 11/09/17	2,332,074	0.1
2,315,000		Philip Morris International, Inc., 3.250%, 11/10/24	2,324,869	0.1
3,636,000		Philip Morris International, Inc., 4.250%, 11/10/44	3,713,090	0.2
1,657,000		Reynolds American, Inc., 4.850%, 09/15/23	1,786,731	0.1
2,000,000		Reynolds Group Issuer, Inc., 5.750%, 10/15/20	2,060,000	0.1
79,000		RR Donnelley & Sons Co., 6.500%, 11/15/23	81,370	0.0
1,434,000		St Jude Medical, Inc., 3.250%, 04/15/23	1,436,141	0.1
1,320,000		St Jude Medical, Inc., 4.750%, 04/15/43	1,406,655	0.1
2,421,000		Synchrony Financial, 3.750%, 08/15/21	2,475,138	0.1
1,370,000		Synchrony Financial, 3.000%, 08/15/19	1,385,866	0.1
2,473,000		Synchrony Financial, 4.250%, 08/15/24	2,540,545	0.1
2,355,000		Sysco Corp., 3.500%, 10/02/24	2,432,133	0.1
1,484,000		Sysco Corp., 4.350%, 10/02/34	1,602,946	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
2,405,000		Tenet Healthcare Corp., 6.000%, 10/01/20	$2,588,574	0.1
3,236,000		Tyson Foods, Inc., 3.950%, 08/15/24	3,351,655	0.1
1,236,000		Tyson Foods, Inc., 5.150%, 08/15/44	1,393,746	0.1
2,135,000		United Rentals North America, Inc., 7.625%, 04/15/22	2,358,108	0.1
3,000,000	#	Universal Health Services, Inc., 4.750%, 08/01/22	3,003,750	0.1
915,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	979,050	0.0
1,000,000	#	VPI Escrow Corp., 6.375%, 10/15/20	1,048,750	0.0
2,924,000		WellPoint, Inc., 3.500%, 08/15/24	2,951,053	0.1
2,171,000		WellPoint, Inc., 4.625%, 05/15/42	2,287,146	0.1
2,134,000		WellPoint, Inc., 4.650%, 08/15/44	2,269,257	0.1
1,753,000	#	WM Wrigley Jr Co., 2.400%, 10/21/18	1,766,903	0.1
2,464,000	#	WM Wrigley Jr Co., 2.900%, 10/21/19	2,498,602	0.1
1,146,000	#	WM Wrigley Jr Co., 3.375%, 10/21/20	1,172,892	0.1
1,267,000		Zoetis, Inc., 1.875%, 02/01/18	1,256,631	0.1
			114,346,638	5.1

		Diversified: 0.1%
1,700,000	#	Hutchison Whampoa International 12 Ltd., 6.000%, 05/29/49	1,816,433	0.1

		Energy: 3.4%
825,000		Alpha Natural Resources, Inc., 6.250%, 06/01/21	235,125	0.0
870,000		Anadarko Petroleum Corp., 6.375%, 09/15/17	967,939	0.0
870,000		Antero Resources Finance Corp., 5.375%, 11/01/21	844,987	0.0
2,551,000		Cenovus Energy, Inc., 3.800%, 09/15/23	2,495,610	0.1
1,300,000		Chesapeake Energy Corp., 6.125%, 02/15/21	1,371,500	0.1
1,350,000		Chesapeake Energy Corp., 6.625%, 08/15/20	1,441,125	0.1
1,678,000		ConocoPhillips Co., 3.350%, 11/15/24	1,698,831	0.1
1,678,000		ConocoPhillips Co., 4.300%, 11/15/44	1,762,769	0.1
1,172,000	L	Continental Resources, Inc./OK, 3.800%, 06/01/24	1,039,178	0.0
2,172,000	L	Diamond Offshore Drilling, Inc., 3.450%, 11/01/23	2,019,578	0.1
1,467,000	#	Dolphin Energy Ltd., 5.500%, 12/15/21	1,654,776	0.1
1,843,000		El Paso Pipeline Partners Operating Co. LLC, 4.300%, 05/01/24	1,850,011	0.1
1,652,000	#	Enable Midstream Partners L.P., 3.900%, 05/15/24	1,595,419	0.1
1,402,000	#	Enable Midstream Partners L.P., 5.000%, 05/15/44	1,325,584	0.1
1,523,000		Enbridge Energy Partners, 9.875%, 03/01/19	1,928,348	0.1
891,000		Enbridge, Inc., 3.500%, 06/10/24	838,611	0.0
1,770,000		Enbridge, Inc., 4.000%, 10/01/23	1,731,718	0.1
504,000		Enbridge, Inc., 4.500%, 06/10/44	436,790	0.0
1,070,000		Energy Transfer Equity L.P., 7.500%, 10/15/20	1,193,050	0.1
1,217,000		Energy Transfer Partners L.P., 4.650%, 06/01/21	1,273,935	0.1
2,074,000		Energy Transfer Partners L.P., 6.050%, 06/01/41	2,271,509	0.1
1,244,000		Energy Transfer Partners L.P., 9.700%, 03/15/19	1,562,760	0.1
1,706,000	L	Ensco PLC, 4.500%, 10/01/24	1,647,281	0.1
1,270,000		Enterprise Products Operating LLC, 3.750%, 02/15/25	1,277,447	0.1
1,231,000		EQT Midstream Partners L.P., 4.000%, 08/01/24	1,221,418	0.1
1,810,000		FMC Technologies, Inc., 3.450%, 10/01/22	1,747,892	0.1
1,254,000		Halliburton Co., 4.750%, 08/01/43	1,303,538	0.1
285,000	#	Hilcorp Energy I L.P./Hilcorp Finance Co., 5.000%, 12/01/24	251,156	0.0
600,000	#	KazMunayGas National Co. JSC, 4.400%, 04/30/23	534,600	0.0
1,270,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/24	1,275,001	0.1
1,766,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/44	1,776,105	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
1,207,000		Kinder Morgan, Inc./DE, 4.300%, 06/01/25	$1,213,524	0.1
1,113,000		Marathon Petroleum Corp., 4.750%, 09/15/44	1,055,187	0.0
863,000		Marathon Petroleum Corp., 5.000%, 09/15/54	816,038	0.0
2,254,000		Marathon Petroleum Corp., 6.500%, 03/01/41	2,691,828	0.1
650,000		ONEOK Partners L.P., 2.000%, 10/01/17	646,846	0.0
663,000		ONEOK Partners L.P., 3.375%, 10/01/22	614,740	0.0
1,500,000		Pertamina Persero PT, 5.625%, 05/20/43	1,417,500	0.1
1,443,000		Phillips 66, 2.950%, 05/01/17	1,491,234	0.1
2,530,000		Phillips 66, 4.875%, 11/15/44	2,599,760	0.1
1,145,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/23	1,056,262	0.0
1,145,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.500%, 04/15/23	1,110,650	0.0
1,220,000		Rowan Cos, Inc., 5.850%, 01/15/44	1,128,877	0.0
905,000	#	Sanchez Energy Corp., 6.125%, 01/15/23	762,463	0.0
2,555,000		SandRidge Energy, Inc., 7.500%, 03/15/21	1,647,975	0.1
2,860,000		Statoil ASA, 2.450%, 01/17/23	2,732,884	0.1
850,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	861,160	0.0
910,000		Sunoco Logistics Partners Operations L.P., 5.350%, 05/15/45	923,510	0.0
790,000		Transcontinental Gas Pipe Line Corp., 6.400%, 04/15/16	843,199	0.0
2,600,000		Transocean, Inc., 2.500%, 10/15/17	2,300,171	0.1
1,070,000	L	Transocean, Inc., 3.800%, 10/15/22	868,447	0.0
2,042,000		Weatherford International Ltd., 5.950%, 04/15/42	1,734,328	0.1
969,000		Weatherford International Ltd., 6.750%, 09/15/40	905,248	0.0
1,782,000		Williams Partners L.P., 4.500%, 11/15/23	1,801,540	0.1
1,285,000		Williams Cos, Inc., 4.550%, 06/24/24	1,197,273	0.1
			74,994,235	3.4

		Financial: 9.1%
3,513,600		Aegon NV, 2.549%, 07/29/49	3,009,978	0.1
1,636,000		American International Group, Inc., 3.375%, 08/15/20	1,701,646	0.1
1,050,000		American International Group, Inc., 5.850%, 01/16/18	1,174,829	0.1
88,000		American International Group, Inc., 8.175%, 05/15/68	119,680	0.0
1,100,000		Air Lease Corp., 3.875%, 04/01/21	1,111,000	0.0
2,568,000		Air Lease Corp., 4.250%, 09/15/24	2,593,680	0.1
2,894,000		American Tower Corp., 3.400%, 02/15/19	2,948,381	0.1
2,961,000		American Tower Corp., 3.450%, 09/15/21	2,915,386	0.1
1,410,000		American Tower Corp., 4.500%, 01/15/18	1,498,463	0.1
3,374,000		AvalonBay Communities, Inc., 3.500%, 11/15/24	3,379,834	0.1
400,000	#	Banco de Reservas de LA Republica Dominicana, 7.000%, 02/01/23	398,664	0.0
1,973,000		Bank of America Corp., 4.125%, 01/22/24	2,074,304	0.1
2,540,000		Bank of America Corp., 4.250%, 10/22/26	2,537,795	0.1
3,564,000		Bank of America Corp., 4.200%, 08/26/24	3,635,038	0.2
1,725,000		Bank of America Corp., 4.000%, 04/01/24	1,798,193	0.1
3,453,000		Bank of America Corp., 5.000%, 01/21/44	3,882,284	0.2
1,333,000		BPCE SA, 2.500%, 12/10/18	1,352,432	0.1
3,034,000	#	BPCE SA, 5.150%, 07/21/24	3,132,326	0.1
2,111,000	#	BPCE SA, 5.700%, 10/22/23	2,273,562	0.1
700,000	#	Caixa Economica Federal, 4.500%, 10/03/18	691,250	0.0
1,682,000		Citigroup, Inc., 3.500%, 05/15/23	1,639,170	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
2,077,000		Citigroup, Inc., 4.000%, 08/05/24	$2,087,825	0.1
4,457,000		Citigroup, Inc., 5.500%, 09/13/25	4,941,801	0.2
783,000		Citigroup, Inc., 6.675%, 09/13/43	1,016,149	0.0
5,130,000		Citizens Bank NA/Providence RI, 2.450%, 12/04/19	5,108,495	0.2
3,057,000		Comerica, Inc., 3.800%, 07/22/26	3,085,800	0.1
1,490,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 5.750%, 12/01/43	1,785,063	0.1
1,660,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	2,140,570	0.1
4,386,000	#	Credit Suisse AG, 6.500%, 08/08/23	4,825,569	0.2
1,284,000		Discover Bank/Greenwood DE, 2.000%, 02/21/18	1,281,619	0.1
1,383,000		Discover Bank/Greenwood DE, 4.250%, 03/13/26	1,440,009	0.1
805,000		Discover Financial Services, 3.850%, 11/21/22	820,393	0.0
367,000		Discover Financial Services, 6.450%, 06/12/17	405,980	0.0
1,834,000		Duke Realty L.P., 3.750%, 12/01/24	1,859,399	0.1
1,840,000		Equity One, Inc., 3.750%, 11/15/22	1,849,831	0.1
3,661,000	#	Five Corners Funding Trust, 4.419%, 11/15/23	3,878,328	0.2
2,091,000		Ford Motor Co., 2.597%, 11/04/19	2,082,097	0.1
561,000		Ford Motor Co., 3.000%, 06/12/17	575,964	0.0
1,065,000		Ford Motor Credit Co. LLC, 8.125%, 01/15/20	1,320,577	0.1
1,828,000		General Electric Capital Corp., 5.300%, 02/11/21	2,089,207	0.1
1,200,000		General Electric Capital Corp., 6.250%, 12/15/49	1,312,500	0.1
1,700,000		General Electric Capital Corp., 7.125%, 12/15/49	1,984,750	0.1
1,964,000		Genworth Holdings, Inc., 4.900%, 08/15/23	1,592,959	0.1
1,685,000		Goldman Sachs Group, Inc., 2.550%, 10/23/19	1,678,846	0.1
2,048,000		Goldman Sachs Group, Inc., 2.900%, 07/19/18	2,102,059	0.1
7,018,000		Goldman Sachs Group, Inc., 3.850%, 07/08/24	7,206,026	0.3
2,626,000		Goldman Sachs Group, Inc., 4.000%, 03/03/24	2,729,312	0.1
998,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	1,257,270	0.1
593,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	801,115	0.0
1,763,000	#	HBOS PLC, 6.750%, 05/21/18	1,969,264	0.1
3,158,000		HCP, Inc., 3.875%, 08/15/24	3,214,222	0.1
3,088,000		Highwoods Realty L.P., 3.200%, 06/15/21	3,073,369	0.1
4,232,000		HSBC Holdings PLC, 5.625%, 12/29/49	4,252,102	0.2
1,567,000		HSBC Holdings PLC, 6.375%, 12/29/49	1,584,629	0.1
3,121,000		Huntington Bancshares, Inc./OH, 2.600%, 08/02/18	3,161,564	0.1
2,100,000	#	ICICI Bank Ltd./Dubai, 4.700%, 02/21/18	2,219,116	0.1
1,037,000	#	International Lease Finance Corp., 7.125%, 09/01/18	1,164,033	0.0
2,416,000		Intesa Sanpaolo SpA, 3.875%, 01/15/19	2,503,834	0.1
1,728,000		Intesa Sanpaolo SpA, 5.250%, 01/12/24	1,875,321	0.1
559,000	#	IPIC GMTN Ltd., 3.750%, 03/01/17	584,854	0.0
800,000	#	IPIC GMTN Ltd., 5.500%, 03/01/22	918,000	0.0
1,100,000	#	Itau Unibanco Holding SA/Cayman Island, 6.200%, 12/21/21	1,159,818	0.0
2,780,000		JPMorgan Chase & Co., 3.375%, 05/01/23	2,753,259	0.1
2,207,000		JPMorgan Chase & Co., 3.875%, 09/10/24	2,211,533	0.1
3,727,000		JPMorgan Chase & Co., 4.125%, 12/15/26	3,725,535	0.2
1,350,000		JPMorgan Chase & Co., 5.000%, 12/29/49	1,327,640	0.1
1,755,000		JPMorgan Chase & Co., 6.100%, 10/29/49	1,755,000	0.1
1,643,000		JPMorgan Chase & Co., 6.000%, 12/29/49	1,630,678	0.1
1,202,000		JPMorgan Chase & Co., 6.125%, 12/29/49	1,204,993	0.1
1,705,000		Kimco Realty Corp., 3.125%, 06/01/23	1,673,534	0.1
3,294,000		MetLife, Inc., 4.875%, 11/13/43	3,735,208	0.2

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,353,000		Morgan Stanley, 2.125%, 04/25/18	$1,354,974	0.1
8,078,000		Morgan Stanley, 3.875%, 04/29/24	8,304,483	0.4
2,228,000		Morgan Stanley, 5.000%, 11/24/25	2,380,542	0.1
435,000		MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	464,363	0.0
1,345,000	#	Nordea Bank AB, 6.125%, 12/29/49	1,335,685	0.1
868,000		PNC Bank NA, 4.200%, 11/01/25	920,064	0.0
1,147,000	#	RBS Citizens Financial Group, Inc., 4.150%, 09/28/22	1,175,930	0.1
2,893,000	#	Scentre Group Trust 1 / Scentre Group Trust 2, 3.500%, 02/12/25	2,910,465	0.1
2,925,000		Simon Property Group L.P., 3.375%, 10/01/24	2,981,227	0.1
4,208,000		Simon Property Group L.P., 4.250%, 10/01/44	4,372,832	0.2
2,785,000		State Street Corp., 3.300%, 12/16/24	2,832,593	0.1
1,470,000		UBS AG/Stamford CT, 7.625%, 08/17/22	1,733,280	0.1
3,360,000		US Bancorp/MN, 3.600%, 09/11/24	3,419,028	0.2
2,181,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 3.750%, 09/17/24	2,217,687	0.1
3,096,000		Wells Fargo & Co., 4.100%, 06/03/26	3,168,601	0.1
2,801,000		Wells Fargo & Co., 4.650%, 11/04/44	2,902,035	0.1
3,096,000		Wells Fargo & Co., 5.375%, 11/02/43	3,536,022	0.2
2,409,000		Wells Fargo & Co., 5.900%, 12/29/49	2,433,090	0.1
			203,267,815	9.1

		Industrial: 0.7%
1,872,000	#	AP Moeller - Maersk A/S, 2.550%, 09/22/19	1,879,323	0.1
1,288,000		Burlington Northern Santa Fe LLC, 4.550%, 09/01/44	1,388,160	0.1
1,175,000		Case New Holland, Inc., 7.875%, 12/01/17	1,298,375	0.1
1,109,000		Caterpillar, Inc., 3.400%, 05/15/24	1,141,995	0.0
640,000		Cummins, Inc., 4.875%, 10/01/43	747,348	0.0
1,076,000		Eaton Corp., 2.750%, 11/02/22	1,058,906	0.0
2,679,000		Ingersoll-Rand Global Holding Co. Ltd., 4.250%, 06/15/23	2,828,954	0.1
1,163,000		Jabil Circuit, Inc., 7.750%, 07/15/16	1,251,679	0.0
1,810,000	#	Keysight Technologies, Inc., 3.300%, 10/30/19	1,800,237	0.1
1,270,000	#	Keysight Technologies, Inc., 4.550%, 10/30/24	1,273,001	0.1
1,505,000		Thermo Fisher Scientific, Inc., 2.400%, 02/01/19	1,508,698	0.1
			16,176,676	0.7

		Technology: 0.8%
945,000		Apple Inc., 4.450%, 05/06/44	1,044,012	0.1
2,458,000		Fidelity National Information Services, Inc., 3.500%, 04/15/23	2,447,618	0.1
825,000		Hewlett-Packard Co., 2.600%, 09/15/17	841,093	0.0
2,673,000		Hewlett-Packard Co., 3.000%, 09/15/16	2,746,427	0.1
625,000		Hewlett-Packard Co., 5.400%, 03/01/17	675,073	0.0
1,820,000		KLA-Tencor Corp., 4.125%, 11/01/21	1,866,985	0.1
2,100,000		KLA-Tencor Corp., 4.650%, 11/01/24	2,178,212	0.1
1,254,000		Oracle Corp., 3.400%, 07/08/21	1,283,199	0.1
1,849,000		Oracle Corp., 3.625%, 07/15/23	1,942,622	0.1
2,140,000		Xerox Corp., 2.750%, 03/15/19	2,147,452	0.1
			17,172,693	0.8

		Utilities: 1.5%
105,000		AES Corp., 8.000%, 10/15/17	118,125	0.0
771,000		American Electric Power Co., Inc., 1.650%, 12/15/17	771,810	0.0
3,124,000	#	Berkshire Hathaway Energy Co., 3.500%, 02/01/25	3,150,501	0.1
2,865,000	#	Calpine Corp., 6.000%, 01/15/22	3,065,550	0.1
566,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/42	547,535	0.0
1,833,000		Dominion Gas Holdings LLC, 3.600%, 12/15/24	1,868,498	0.1
1,760,000		Duke Energy Corp., 2.100%, 06/15/18	1,777,706	0.1
1,406,000		Duke Energy Corp., 3.950%, 10/15/23	1,493,389	0.1
612,000	#	Duquesne Light Holdings, Inc., 5.900%, 12/01/21	710,765	0.0
1,249,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	1,460,363	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
873,000	#	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	$929,920	0.0
782,000		Entergy Texas, Inc., 7.125%, 02/01/19	925,644	0.0
1,019,000		FirstEnergy Corp., 2.750%, 03/15/18	1,027,741	0.0
1,519,000		FirstEnergy Corp., 4.250%, 03/15/23	1,570,029	0.1
618,000		Metropolitan Edison, 7.700%, 01/15/19	740,176	0.0
709,000		Nevada Power Co., 7.125%, 03/15/19	846,642	0.0
1,093,000		NextEra Energy Capital Holdings, Inc., 2.700%, 09/15/19	1,105,456	0.1
1,192,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	1,211,620	0.1
521,000		Nisource Finance Corp., 5.950%, 06/15/41	653,595	0.0
701,000		Oncor Electric Delivery Co. LLC, 4.100%, 06/01/22	754,058	0.0
980,000		Oncor Electric Delivery Co. LLC, 6.800%, 09/01/18	1,143,250	0.1
1,237,000		Pacific Gas & Electric Co., 3.400%, 08/15/24	1,254,343	0.1
1,172,000		PPL Capital Funding, Inc., 3.400%, 06/01/23	1,176,334	0.1
2,173,000		PSEG Power LLC, 2.450%, 11/15/18	2,178,454	0.1
1,169,000		Southwestern Electric Power, 5.550%, 01/15/17	1,263,058	0.1
1,030,000		TransAlta Corp., 4.500%, 11/15/22	1,036,808	0.1
			32,781,370	1.5

	Total Corporate Bonds/Notes (Cost $652,029,850)		666,439,405	29.8

COLLATERALIZED MORTGAGE OBLIGATIONS: 12.6%
4,818,933		Alternative Loan Trust 2005-10CB, 0.670%, 05/25/35	4,059,465	0.2
2,360,169		Alternative Loan Trust 2005-6CB, 5.250%, 04/25/35	2,293,893	0.1
4,821,611		Alternative Loan Trust 2005-J2, 0.570%, 04/25/35	4,234,445	0.2
1,493,728		Alternative Loan Trust 2006-18CB A11, 0.670%, 07/25/36	1,059,366	0.0
5,767,402		Alternative Loan Trust 2007-2CB, 0.770%, 03/25/37	4,036,253	0.2
1,039,000	#	American General Mortgage Loan Trust, 5.650%, 03/25/58	1,071,020	0.0
2,330,000	#	BAMLL Re-REMIC Trust 2014-FRR7 A, 2.420%, 10/26/44	2,295,944	0.1
2,690,000		Banc of America Commercial Mortgage Trust 2006-6, 5.421%, 10/10/45	2,779,246	0.1
2,770,000		Banc of America Commercial Mortgage Trust 2007-3 AJ, 5.547%, 06/10/49	2,869,377	0.1
4,770,000		Banc of America Commercial Mortgage Trust 2007-3, 5.547%, 06/10/49	4,776,788	0.2
3,620,000		Banc of America Commercial Mortgage Trust 2007-4 AJ, 5.821%, 02/10/51	3,764,322	0.2
783,138	#	Banc of America Funding Corp., 5.250%, 08/26/35	813,824	0.0
2,960,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc. 2005-2 H, 5.268%, 07/10/43	2,960,497	0.1
860,000		Banc of America Merrill Lynch Commercial Mortgage, Inc. 2005-6 C, 5.152%, 09/10/47	881,988	0.0
4,557,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.147%, 07/10/45	4,624,949	0.2
1,030,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.152%, 09/10/47	1,051,046	0.0
1,900,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.152%, 09/10/47	1,956,129	0.1
5,510,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.155%, 07/10/45	5,376,763	0.2
1,300,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.422%, 07/10/42	1,271,007	0.1
480,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.744%, 03/11/41	480,051	0.0
1,271,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.744%, 03/11/41	1,275,079	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
880,921		Banc of America Mortgage 2005-J Trust 2A4, 2.699%, 11/25/35	$815,432	0.0
860,000	#	Bank of America Merrill Lynch Commercial Mortgage, Inc., 5.268%, 07/10/43	869,195	0.0
1,710,000	#	Bank of America Merrill Lynch Commercial Mortgage, Inc., 6.030%, 11/10/38	1,763,293	0.1
3,996,558		BCAP LLC Trust 2007-AA2, 0.380%, 05/25/47	2,983,950	0.1
1,446,339		Bear Stearns Adjustable Rate Mortgage Trust, 2.574%, 07/25/36	1,209,076	0.1
4,319,032		Bear Stearns Alternative-A Trust, 2.554%, 05/25/35	4,160,001	0.2
2,180,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4, 5.829%, 06/11/41	2,349,475	0.1
1,400,000	#	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 G 2/42, 5.345%, 02/13/42	1,317,175	0.1
3,520,000	#	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18, 5.345%, 02/13/42	3,421,806	0.2
2,050,000		Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, 5.129%, 10/12/42	2,089,274	0.1
1,013,000	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22, 5.575%, 04/12/38	1,071,930	0.0
2,649,197	#	Beckman Coulter, Inc., 7.498%, 12/15/18	2,939,549	0.1
74,148	#	Citigroup Commercial Mortgage Trust 2004-C1, 5.802%, 04/15/40	75,101	0.0
1,700,000	#	Citigroup Commercial Mortgage Trust 2012-GC8, 4.878%, 09/10/45	1,716,884	0.1
7,514,395	#,^	Citigroup Commercial Mortgage Trust, 2.210%, 09/10/45	754,611	0.0
2,811,000	#	Citigroup Mortgage Loan Trust 2010-7, 5.996%, 12/25/35	2,896,851	0.1
3,824,318		Citigroup Mortgage Loan Trust, Inc., 2.626%, 03/25/36	3,690,282	0.2
1,780,842		Citigroup Mortgage Loan Trust, Inc., 2.745%, 09/25/37	1,599,891	0.1
4,545,347		Citigroup Mortgage Loan Trust, 5.560%, 11/25/36	4,039,168	0.2
27,260,000	#,^	Commercial Mortgage Trust, 0.596%, 10/15/45	1,172,344	0.1
29,186,990	^	Commercial Mortgage Trust, 1.419%, 10/10/46	2,480,672	0.1
26,105,211	^	Commercial Mortgage Trust, 1.440%, 08/10/46	1,909,949	0.1
8,396,692	^	Commercial Mortgage Trust, 1.773%, 01/10/46	705,388	0.0
4,920,652	^	Commercial Mortgage Trust, 1.907%, 08/15/45	488,897	0.0
6,508,240	^	Commercial Mortgage Trust, 2.118%, 05/15/45	678,090	0.0
1,280,000		Commercial Mortgage Trust, 5.226%, 07/15/44	1,309,017	0.1
2,760,000		Commercial Mortgage Trust, 5.305%, 06/10/44	2,760,740	0.1
1,470,000		Commercial Mortgage Trust, 5.796%, 12/10/49	1,487,900	0.1
1,330,000		Commercial Mortgage Trust, 6.124%, 11/15/44	1,386,353	0.1
1,140,000		Commerical 2007-C9 Mortgage Trust, 5.796%, 12/10/49	1,196,927	0.1
2,687,010		Countrywide Alternative Loan Trust, 0.290%, 06/25/36	2,302,316	0.1
1,836,675		Countrywide Alternative Loan Trust, 5.500%, 12/25/35	1,675,426	0.1
5,787,636		Countrywide Home Loan Mortgage Pass-through Trust, 2.418%, 11/25/34	5,518,169	0.2
1,850,000		Credit Suisse Commercial Mortgage Trust Series 2007-C4, 5.898%, 09/15/39	1,939,581	0.1
2,470,000	#	Credit Suisse Commercial Mortgage Trust Series 2008-C1, 5.970%, 02/15/41	2,591,817	0.1
119,517	#	Credit Suisse First Boston Mortgage Securities Corp., 5.322%, 08/15/36	119,645	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,920,609	#	Credit Suisse First Boston Mortgage Securities Corp., 5.592%, 04/12/49	$1,929,144	0.1
442,500		Credit Suisse First Boston Mortgage Securities Corp., 5.736%, 05/15/36	481,992	0.0
900,000	#	Credit Suisse First Boston Mortgage Securities Corp., 6.254%, 05/15/36	1,031,206	0.0
1,050,000	#	DBUBS 2011-LC2 Mortgage Trust, 5.443%, 07/10/44	1,114,834	0.1
1,472,088		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.290%, 08/25/36	1,153,684	0.1
2,128,042		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.360%, 10/25/36	1,248,195	0.1
4,266,388	#	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1, 4.369%, 06/27/37	4,291,982	0.2
1,670,000		Fannie Mae Connecticut Avenue Securities, 2.770%, 05/25/24	1,462,482	0.1
6,690,000		Fannie Mae Connecticut Avenue Securities, 3.070%, 07/25/24	5,998,167	0.3
1,428,000		Fannie Mae Connecticut Avenue Securities, 4.570%, 01/25/24	1,471,628	0.1
3,580,000		Fannie Mae Connecticut Avenue Securities, 5.070%, 11/25/24	3,640,674	0.2
1,625,000		Fannie Mae Connecticut Avenue Securities, 5.170%, 11/25/24	1,650,243	0.1
821,708	^	Fannie Mae, 3.000%, 05/25/43	113,483	0.0
3,914,368	^	Fannie Mae, 3.000%, 08/25/28	391,751	0.0
13,144,200	^	Fannie Mae, 5.781%, 10/25/39	1,835,087	0.1
1,565,768		First Horizon Alternative Mortgage Securities Trust 2006-FA8, 6.000%, 02/25/37	1,243,740	0.1
1,572,100		First Horizon Alternative Mortgage Securities, 0.470%, 12/25/36	922,882	0.0
1,572,100	^	First Horizon Alternative Mortgage Securities, 6.531%, 12/25/36	383,625	0.0
231,616,499	#,^	FREMF Mortgage Trust, 0.100%, 12/25/44	1,270,880	0.1
1,000,000		GCCFC Commercial Mortgage Trust, 5.237%, 04/10/37	1,006,888	0.0
1,135,000		GCCFC Commercial Mortgage Trust, 6.051%, 12/10/49	1,190,242	0.1
1,050,000	#	GE Capital Commercial Mortgage Series 2005-C2, 5.282%, 05/10/43	901,779	0.0
126,935	#	GMAC Commercial Mortgage Securities, Inc. Series 2003-C1 Trust, 5.000%, 05/10/36	127,841	0.0
1,780,000		Greenwich Capital Commercial Funding Corp., 5.475%, 03/10/39	1,867,865	0.1
46,325,019	^	GS Mortgage Securities Corp. II, 1.547%, 11/10/46	3,644,445	0.2
8,616,220	^	GS Mortgage Securities Corp. II, 2.361%, 11/10/45	1,024,451	0.0
10,097,372	^	GS Mortgage Securities Corp. II, 2.560%, 05/10/45	1,131,391	0.1
2,300,000		GS Mortgage Securities Trust 2006-GG6, 5.553%, 04/10/38	2,309,512	0.1
1,600,000		GS Mortgage Securities Trust, 5.553%, 04/10/38	1,577,750	0.1
13,888		GSR Mortgage Loan Trust, 0.670%, 06/25/35	13,500	0.0
1,179,359		GSR Mortgage Loan Trust, 5.500%, 05/25/36	1,096,776	0.1
721,879		GSR Mortgage Loan Trust, 6.000%, 01/25/37	693,880	0.0
2,245,136		HomeBanc Mortgage Trust 2005-3, 0.480%, 07/25/35	2,083,466	0.1
1,784,547		HomeBanc Mortgage Trust 2006-2 A2, 0.390%, 12/25/36	1,558,580	0.1
506,157		Homebanc Mortgage Trust, 1.030%, 08/25/29	485,599	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
955,043	#	Jefferies Resecuritization Trust 2009-R6, 5.015%, 03/26/36	$943,434	0.0
752,700		JP Morgan Alternative Loan Trust, 5.500%, 12/25/35	628,003	0.0
630,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. Commercial Mortgage Pass-Thr, 5.606%, 05/15/41	660,476	0.0
1,540,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. Ps Thr Certs Ser 2003-LN1, 5.464%, 10/15/37	1,535,569	0.1
43,078,563	^	JP Morgan Chase Commercial Mortgage Securities Corp., 0.655%, 01/15/46	1,020,716	0.0
41,810,371	^	JP Morgan Chase Commercial Mortgage Securities Corp., 1.757%, 06/15/45	3,271,394	0.1
12,782,295	^	JP Morgan Chase Commercial Mortgage Securities Corp., 1.927%, 12/15/47	1,194,255	0.1
1,430,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-PM1, 5.984%, 08/12/40	1,524,794	0.1
1,910,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10, 5.066%, 01/12/37	1,923,399	0.1
469,271	#	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4, 7.990%, 07/15/46	516,787	0.0
15,265,000	#,^	JP Morgan Chase Commercial Mortgage Securities Trust, 0.359%, 12/15/47	382,669	0.0
1,300,000		JP Morgan Chase Commercial Mortgage Securities Trust, 5.683%, 06/12/41	1,266,842	0.1
18,897,132	#,^	LB-UBS Commercial Mortgage Trust 2004-C1, 1.000%, 01/15/36	313,624	0.0
1,581,000	#	LB-UBS Commercial Mortgage Trust 2005-C1, 5.297%, 02/15/40	1,589,669	0.1
1,730,000		LB-UBS Commercial Mortgage Trust 2005-C3, 4.983%, 07/15/40	1,739,516	0.1
1,100,000	#	LB-UBS Commercial Mortgage Trust 2005-C5, 5.350%, 09/15/40	1,096,641	0.1
1,635,000		LB-UBS Commercial Mortgage Trust 2005-C7, 5.350%, 11/15/40	1,655,035	0.1
820,000	#	LB-UBS Commercial Mortgage Trust 2006-C6, 5.991%, 09/15/39	815,642	0.0
830,000	#	LB-UBS Commercial Mortgage Trust 2006-C6, 5.991%, 09/15/39	845,533	0.0
74,438,248	#,^	LB-UBS Commercial Mortgage Trust, 0.651%, 11/15/38	839,083	0.0
770,000		LB-UBS Commercial Mortgage Trust, 4.954%, 07/15/40	773,422	0.0
1,100,000	#	LB-UBS Commercial Mortgage Trust, 5.147%, 10/15/36	1,079,240	0.0
2,090,000		LB-UBS Commercial Mortgage Trust, 5.853%, 06/15/38	2,069,474	0.1
720,000		LB-UBS Commercial Mortgage Trust, 5.853%, 06/15/38	728,162	0.0
1,830,000	#	LB-UBS Commercial Mortgage Trust, 5.991%, 09/15/39	1,906,851	0.1
1,760,000	#	LB-UBS Commercial Mortgage Trust, 5.991%, 09/15/39	1,849,100	0.1
2,070,000	#	LB-UBS Commercial Mortgage Trust, 6.890%, 07/15/32	2,071,660	0.1
830,000		LB-UBS Commercial Mortgage Trust, 8.150%, 07/15/32	836,012	0.0
145,975		Merrill Lynch Mortgage Investors, Inc., 6.250%, 12/10/29	146,131	0.0
1,500,000	#	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5, 4.678%, 08/15/45	1,568,061	0.1
30,882,594	^	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7, 1.713%, 02/15/46	2,690,442	0.1
19,346,354	#,^	Morgan Stanley Bank of America Merrill Lynch Trust, 2.139%, 11/15/45	1,831,185	0.1
217,249		Morgan Stanley Capital I Trust 2004-IQ7, 5.191%, 06/15/38	217,028	0.0
1,310,000	#	Morgan Stanley Capital I Trust 2005-HQ6, 5.379%, 08/13/42	1,292,140	0.1

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,720,000	#	Morgan Stanley Capital I Trust 2008-TOP29, 6.278%, 01/11/43	$1,776,397	0.1
1,300,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.251%, 09/15/47	1,402,720	0.1
3,090,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.251%, 09/15/47	3,384,367	0.2
2,580,000		Morgan Stanley Capital I Trust, 5.389%, 11/12/41	2,651,163	0.1
250,000	#	Morgan Stanley Capital I, Inc., 5.910%, 11/15/31	254,792	0.0
1,080,000		Morgan Stanley Capital I, 5.336%, 01/14/42	1,079,921	0.1
31,848	#	Morgan Stanley Capital I, 7.350%, 07/15/32	32,430	0.0
980,000	#	Morgan Stanley Dean Witter Capital I Trust 2002-IQ3, 6.974%, 09/15/37	967,253	0.0
600,000	#	Morgan Stanley Dean Witter Capital I, 7.505%, 07/15/33	686,174	0.0
1,582,045		Morgan Stanley Mortgage Loan Trust 2006-3AR, 2.832%, 03/25/36	1,313,026	0.1
2,590,000	#	Morgan Stanley Reremic Trust, 0.250%, 07/27/49	2,256,408	0.1
974,084	#	Morgan Stanley Reremic Trust, 5.246%, 12/17/43	984,198	0.0
2,439,536	#	N-Star Real Estate CDO Ltd., 2.020%, 08/25/29	2,442,707	0.1
489,070		Prime Mortgage Trust, 5.500%, 03/25/37	446,156	0.0
2,224,302	#,^	RBSCF Trust, 1.192%, 04/15/24	6	0.0
265,517		Structured Adjustable Rate Mortgage Loan Trust, 2.523%, 09/25/34	265,211	0.0
481,241		Structured Asset Mortgage Investments, Inc., 0.644%, 04/19/35	445,569	0.0
7,802,899	#,^	UBS-Barclays Commercial Mortgage Trust, 1.758%, 05/10/63	607,259	0.0
1,380,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C24, 5.658%, 03/15/45	1,409,441	0.1
2,200,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C25, 5.723%, 05/15/43	2,187,497	0.1
1,197,000		Wachovia Bank Commercial Mortgage Trust Series 2007-C33 AJ, 5.941%, 02/15/51	1,256,879	0.1
3,210,000		Wachovia Bank Commercial Mortgage Trust Series, 5.723%, 05/15/43	3,278,657	0.1
3,390,000		Wachovia Bank Commercial Mortgage Trust Series, 5.941%, 02/15/51	3,461,583	0.2
758,711		WaMu Alternative Mortgage Pass-Through Certificates, 5.500%, 10/25/35	697,276	0.0
932,189		WaMu Mortgage Pass Through Certificates, 1.732%, 10/25/36	784,835	0.0
2,318,587		WaMu Mortgage Pass-Through Certificates Series 2006-AR14 Trust, 1.957%, 11/25/36	2,052,080	0.1
2,632,551		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust, 2.010%, 12/25/36	2,290,988	0.1
1,823,018		WaMu Mortgage Pass-Through Certificates Series 2006-AR6 Trust, 4.509%, 08/25/36	1,672,243	0.1
5,002,176		WaMu Mortgage Pass-Through Certificates Series 2007-HY2 Trust 1A1, 2.195%, 12/25/36	4,517,555	0.2
987,093		WaMu Mortgage Pass-Through Certificates Series 2007-HY4 Trust, 1.941%, 04/25/37	858,567	0.0
1,396,853		WaMu Mortgage Pass-Through Certificates WMALT Series Trust 2007-OC1 A3, 0.400%, 01/25/47	976,763	0.0
4,738,244		WaMu Mortgage Pass-Through Certificates, 2.119%, 07/25/37	4,052,700	0.2

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,893,857		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1, 0.490%, 01/25/47	$2,049,730	0.1
3,280,223		Wells Fargo Alternative Loan Trust, 6.250%, 07/25/37	2,994,083	0.1
1,570,967		Wells Fargo Mortgage Backed Securities 2005-AR15 Trust, 2.613%, 09/25/35	1,498,319	0.1
1,931,192		Wells Fargo Mortgage Backed Securities 2006-AR6 Trust 3A1, 2.577%, 03/25/36	1,878,901	0.1
5,511,941	#,^	Wells Fargo Mortgage Backed Securities Trust, 1.573%, 06/15/45	476,413	0.0
1,640,542		Wells Fargo Mortgage Backed Securities Trust, 5.588%, 04/25/36	1,647,227	0.1
10,287,979	#,^	WFRBS Commercial Mortgage Trust 2012-C8 XA, 2.201%, 08/15/45	1,055,610	0.0

	Total Collateralized Mortgage Obligations
	(Cost $275,597,188)		280,682,364	12.6

ASSET-BACKED SECURITIES: 8.7%
		Automobile Asset-Backed Securities: 1.3%
840,000	#	AmeriCredit Automobile Receivables Trust 2011-3, 5.760%, 12/10/18	865,202	0.0
1,680,000		AmeriCredit Automobile Receivables Trust 2012-4, 1.930%, 08/08/18	1,690,978	0.1
1,500,000		AmeriCredit Automobile Receivables Trust 2013-4, 3.310%, 10/08/19	1,525,522	0.1
1,890,000		AmeriCredit Automobile Receivables Trust 2013-5, 2.860%, 12/08/19	1,890,682	0.1
3,050,000	#	AmeriCredit Automobile Receivables Trust, 3.290%, 05/08/20	3,078,585	0.1
1,280,000		Capital Auto Receivables Asset Trust / Ally, 2.220%, 01/22/19	1,292,395	0.1
1,230,000		CarMax Auto Owner Trust, 1.950%, 09/16/19	1,222,852	0.0
800,000	#	MMCA Automobile Trust, 2.260%, 10/15/20	803,531	0.0
2,900,000	#	Oscar US Funding Trust 2014-1, 2.550%, 12/15/21	2,942,352	0.1
1,800,000		Santander Drive Auto Receivables Trust 2012-4, 3.500%, 06/15/18	1,848,162	0.1
1,200,000		Santander Drive Auto Receivables Trust 2012-5, 3.300%, 09/17/18	1,236,459	0.1
2,100,000		Santander Drive Auto Receivables Trust 2013-1, 2.270%, 01/15/19	2,087,340	0.1
940,000		Santander Drive Auto Receivables Trust 2013-4, 3.920%, 01/15/20	980,797	0.0
3,380,000	#	Santander Drive Auto Receivables Trust 2013-A, 3.780%, 10/15/19	3,481,349	0.2
2,200,000	#	Santander Drive Auto Receivables Trust 2013-A, 4.710%, 01/15/21	2,279,996	0.1
2,270,000		Santander Drive Auto Receivables Trust 2014-1, 1.590%, 10/15/18	2,275,682	0.1
			29,501,884	1.3

		Credit Card Asset-Backed Securities: 0.1%
1,680,000		Chase Issuance Trust, 0.621%, 04/15/19	1,671,062	0.1

		Home Equity Asset-Backed Securities: 0.0%
850,674		Freddie Mac Structured Pass-Through Securities, 0.420%, 05/25/31	836,976	0.0
35,828		Freddie Mac Structured Pass-Through Securities, 0.470%, 01/25/32	34,693	0.0
44,395		Residential Asset Securities Corp., 0.770%, 06/25/32	36,740	0.0
			908,409	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: 7.3%
2,000,000	#	Apidos Cinco CDO Ltd., 2.483%, 05/14/20	$1,960,554	0.1
3,910,000	#	Ares XII CLO Ltd., 2.233%, 11/25/20	3,951,833	0.2
1,000,000	#	Ares XII CLO Ltd., 3.483%, 11/25/20	985,296	0.0
2,750,000	#	Atrium V, 0.922%, 07/20/20	2,668,350	0.1
650,000	#	Atrium V, 3.932%, 07/20/20	637,456	0.0
1,625,000	#	Babson CLO, Inc. 2005-III, 0.632%, 11/10/19	1,606,204	0.1
3,000,000	#	Babson CLO, Inc. 2005-III, 1.932%, 11/10/19	2,946,519	0.1
1,000,000	#	Babson Mid-Market CLO, Inc. 2007-II, 1.081%, 04/15/21	976,331	0.0
2,000,000	#	Babson Mid-Market CLO, Inc. 2007-II, 1.931%, 04/15/21	1,927,328	0.1
1,000,000	#	Belhurst CLO Ltd., 0.931%, 01/15/20	999,699	0.0
1,750,000	#	BlackRock Senior Income Series V Ltd. 2007-5A D, 2.483%, 08/13/19	1,651,295	0.1
3,500,000	#	Bluemountain CLO III Ltd. 2007-3A C, 0.933%, 03/17/21	3,394,216	0.2
4,757,289	#	Callidus Debt Partners Clo Fund VI Ltd., 0.491%, 10/23/21	4,673,509	0.2
800,000	#	Callidus Debt Partners Clo Fund VI Ltd., 3.231%, 10/23/21	776,657	0.0
1,500,000	#	Carlyle High Yield Partners IX Ltd., 0.570%, 08/01/21	1,463,845	0.1
1,250,000	#	Carlyle High Yield Partners IX Ltd., 0.640%, 08/01/21	1,199,437	0.1
4,000,000	#	Carlyle High Yield Partners IX Ltd., 1.840%, 08/01/21	3,831,640	0.2
4,350,000	#	Carlyle Veyron CLO Ltd., 0.911%, 07/15/18	4,316,862	0.2
1,850,000	#	Castle Garden Funding, 0.984%, 10/27/20	1,814,238	0.1
1,600,000	#	Castle Garden Funding, 4.984%, 10/27/20	1,604,957	0.1
1,000,000	#	Castle Garden Funding, 6.560%, 10/27/20	1,073,197	0.0
59,716		Chase Funding Trust Series 2003-5 2A2, 0.770%, 07/25/33	56,100	0.0
5,500,000	#	CIFC Funding 2006-I Ltd., 1.831%, 10/20/20	5,346,082	0.2
954,128	#	CIFC Funding 2006-I Ltd., 4.231%, 10/20/20	951,758	0.0
3,200,000	#	CIFC Funding 2006-II Ltd., 1.834%, 03/01/21	3,091,744	0.1
2,070,387	#	CIFC Funding 2006-II Ltd., 4.234%, 03/01/21	2,037,407	0.1
1,750,000	#	ColumbusNova CLO IV Ltd 2007-II, 2.481%, 10/15/21	1,713,742	0.1
750,000	#	ColumbusNova CLO Ltd 2006-II, 0.982%, 04/04/18	738,412	0.0
1,000,000	#	ColumbusNova CLO Ltd 2006-II, 1.732%, 04/04/18	975,900	0.0
1,000,000	#	ColumbusNova CLO Ltd 2006-II, 3.982%, 04/04/18	1,000,001	0.0
1,892,397		Countrywide Asset-Backed Certificates, 5.530%, 04/25/47	1,867,086	0.1
327,288		Credit-Based Asset Servicing and Securitization, LLC, 4.255%, 08/25/35	330,595	0.0
1,970,000	#	Diamond Lake CLO Ltd., 1.834%, 12/01/19	1,916,113	0.1
3,500,000	#	Eaton Vance CDO IX Ltd., 0.881%, 04/20/19	3,449,047	0.2
1,500,000	#	Eaton Vance CDO IX Ltd., 1.731%, 04/20/19	1,456,954	0.1
572,409	#	Emporia Preferred Funding, 0.731%, 10/18/18	572,193	0.0
2,000,000	#	Fairway Loan Funding Co., 1.678%, 10/17/18	1,992,664	0.1
3,718,549		FBR Securitization Trust, 0.835%, 10/25/35	3,097,239	0.1
1,500,000	#	Flagship CLO V, 0.947%, 09/20/19	1,456,867	0.1
1,250,000	#	Flagship CLO V, 1.797%, 09/20/19	1,190,605	0.1
1,950,000	#	Fraser Sullivan CLO I Ltd., 2.041%, 03/15/20	1,900,716	0.1
1,450,000	#	Fraser Sullivan CLO II Ltd., 0.647%, 12/20/20	1,428,128	0.1
1,500,000	#	Fraser Sullivan CLO II Ltd., 0.967%, 12/20/20	1,465,005	0.1
3,250,000	#	Fraser Sullivan CLO II Ltd., 1.747%, 12/20/20	3,146,198	0.1
1,500,000	#	Gale Force 3 CLO Ltd. 2007-3A D, 1.631%, 04/19/21	1,410,184	0.1
2,000,000	#	Gallatin CLO III 2007-1 Ltd., 1.482%, 05/15/21	1,933,050	0.1
4,500,000	#	Gallatin CLO III Ltd. 2007-1A A2L, 0.572%, 05/15/21	4,391,118	0.2
1,125,000	#	GoldenTree Loan Opportunities III Ltd., 1.482%, 05/01/22	1,069,863	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
1,500,000	#	Goldentree Loan Opportunities V Ltd., 3.481%, 10/18/21	$1,491,193	0.1
1,750,000	#	Gulf Stream - Compass CLO 2007-I Ltd., 1.133%, 10/28/19	1,732,500	0.1
1,825,000	#	Gulf Stream - Compass CLO, 2.233%, 10/28/19	1,838,085	0.1
3,100,000	#	Gulf Stream - Compass CLO, 3.683%, 10/28/19	3,101,445	0.1
1,500,000	#	Gulf Stream - Sextant CLO 2007-1 Ltd., 2.643%, 06/17/21	1,435,442	0.1
1,565,000	#	Gulf Stream - Sextant CLO, 1.831%, 08/21/20	1,538,268	0.1
650,000	#	Gulf Stream-Rashinban CLO 2006-1 Ltd., 0.914%, 11/26/20	631,542	0.0
1,150,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured, 0.682%, 08/07/21	1,129,861	0.1
4,850,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured, 2.532%, 08/07/21	4,827,234	0.2
1,000,000	#	Hewett's Island Clo V Ltd., 0.935%, 12/05/18	991,810	0.0
900,000	#	Invitation Homes 2013-SFR1 Trust, 2.900%, 12/17/30	859,505	0.0
1,380,000	#	Invitation Homes Trust, 2.254%, 06/17/31	1,366,874	0.1
1,000,000	#	Jersey Street CLO Ltd., 0.981%, 10/20/18	988,064	0.0
1,948,258	#	Kennecott Funding Ltd., 2.029%, 01/13/18	1,936,052	0.1
1,250,000	#	Kingsland III Ltd., 0.883%, 08/24/21	1,201,201	0.1
1,500,000	#	LCM V Ltd, 1.597%, 03/21/19	1,425,524	0.1
277,385		Lehman XS Trust, 0.435%, 08/25/35	270,585	0.0
4,500,000	#	Lightpoint CLO V 2006-5A B, 2.031%, 04/15/18	4,499,636	0.2
1,000,000	#	LightPoint CLO V, 0.942%, 08/05/19	983,010	0.0
2,250,000	#	Madison Park Funding II Ltd. 2006-2A D, 5.005%, 03/25/20	2,239,198	0.1
2,500,000	#	Madison Park Funding II Ltd., 5.793%, 03/25/20	2,653,428	0.1
1,281,728	#	Madison Park Funding IV Ltd., 3.847%, 03/22/21	1,243,009	0.1
1,000,000	#	Madison Park Funding Ltd., 2.055%, 03/25/20	980,749	0.0
1,000,000	#	Madison Park Funding Ltd., 3.484%, 07/26/21	993,831	0.0
1,250,000	#	Madison Park Funding Ltd., 5.484%, 07/26/21	1,246,985	0.1
1,100,000	#	Momentum Capital Fund Ltd., 1.631%, 09/18/21	1,086,286	0.0
4,000,000	#	MSIM Peconic Bay Ltd., 2.231%, 07/20/19	4,024,204	0.2
5,500,000	#	Muir Grove CLO Ltd., 2.234%, 03/25/20	5,497,943	0.2
1,500,000	#	Muir Grove CLO Ltd., 3.234%, 03/25/20	1,497,789	0.1
850,000	#	Northwoods Capital VII Ltd., 3.732%, 10/22/21	850,211	0.0
1,500,000	#	Ocean Trails CLO I, 0.980%, 10/12/20	1,438,554	0.1
4,415,633		Securitized Asset Backed Receivables LLC Trust 2006-NC2, 0.410%, 03/25/36	3,889,100	0.2
1,000,000	#	St James River CLO Ltd. 2007-1A D, 2.539%, 06/11/21	980,451	0.0
2,000,000	#	Telos CLO 2006-1 Ltd., 1.930%, 10/11/21	1,942,382	0.1
2,000,000	#	Trade MAPS 1 Ltd., 2.412%, 12/10/18	1,998,000	0.1
1,550,000	#	WhiteHorse III Ltd./Corp 2006-1A A3L, 0.982%, 05/01/18	1,547,971	0.1
1,250,000	#	WhiteHorse III Ltd/Corp, 2.082%, 05/01/18	1,240,034	0.1
			162,042,150	7.3

	Total Asset-Backed Securities
	(Cost $193,587,722)		194,123,505	8.7

FOREIGN GOVERNMENT BONDS: 2.5%
1,200,000	#	Aruba Government Bond, 4.625%, 09/14/23	1,200,000	0.1
1,689,000		Republic of Belarus, 8.750%, 08/03/15	1,598,976	0.1
695,000		Belize Government International Bond, 5.000%, 02/20/38	503,875	0.0
277,600	#	Belize Government International Bond, 5.000%, 02/20/38	201,260	0.0
700,000	#	Bolivian Government International Bond, 5.950%, 08/22/23	740,250	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
1,968,000		Brazilian Government International Bond, 2.625%, 01/05/23	$1,795,800	0.1
1,062,000		Colombia Government International Bond, 2.625%, 03/15/23	988,722	0.1
400,000		Colombia Government International Bond, 7.375%, 03/18/19	472,000	0.0
760,000		Colombia Government International Bond, 8.125%, 05/21/24	1,012,700	0.1
350,000	#	Costa Rica Government International Bond, 4.250%, 01/26/23	322,000	0.0
400,000		Costa Rica Government International Bond, 9.995%, 08/01/20	509,000	0.0
272,000		Croatia Government International Bond, 6.375%, 03/24/21	298,520	0.0
270,000		Dominican Republic International Bond, 5.875%, 04/18/24	276,750	0.0
300,000	#,L	Dominican Republic International Bond, 6.600%, 01/28/24	320,250	0.0
232,000	#	El Salvador Government International Bond, 5.875%, 01/30/25	226,780	0.0
400,000		Financing of Infrastrucural Projects State Enterprise, 9.000%, 12/07/17	246,000	0.0
290,380	#	Gabonese Republic, 6.375%, 12/12/24	277,313	0.0
300,000	#	Guatemala Government Bond, 4.875%, 02/13/28	303,792	0.0
559,000		Guatemala Government Bond, 8.125%, 10/06/34	732,290	0.0
1,000,000	#	Hrvatska Elektroprivreda, 6.000%, 11/09/17	1,048,000	0.1
156,000		Hungary Government International Bond, 5.375%, 02/21/23	168,870	0.0
916,000		Hungary Government International Bond, 7.625%, 03/29/41	1,222,402	0.1
750,000		Indonesia Government International Bond, 3.375%, 04/15/23	712,500	0.0
1,320,000	#	Indonesia Government International Bond, 3.750%, 04/25/22	1,306,800	0.1
1,246,000		Ivory Coast Government International Bond, 5.750%, 12/31/32	1,202,390	0.1
600,000	#	KazAgro National Management Holding JSC, 4.625%, 05/24/23	504,000	0.0
600,000	#	Kazakhstan Temir Zholy Finance BV, 6.950%, 07/10/42	581,700	0.0
1,100,000		Lithuania Government International Bond, 6.625%, 02/01/22	1,332,375	0.1
264,000	#	Lithuania Government International Bond, 6.625%, 02/01/22	319,770	0.0
534,000		Mexico Government International Bond, 4.000%, 10/02/23	554,693	0.0
160,000		Mexico Government International Bond, 4.750%, 03/08/44	167,600	0.0
500,000		Morocco Government International Bond, 4.250%, 12/11/22	508,750	0.0
600,000	#	Morocco Government International Bond, 4.250%, 12/11/22	610,500	0.0
850,000	L	Namibia International Bonds, 5.500%, 11/03/21	896,750	0.0
350,000		Nigeria Government International Bond, 6.750%, 01/28/21	362,250	0.0
200,000		Pakistan Government International Bond, 6.875%, 06/01/17	204,500	0.0
200,000		Pakistan Government International Bond, 7.875%, 03/31/36	182,700	0.0
693,000		Panama Government International Bond, 6.700%, 01/26/36	899,167	0.1
948,000		Petroleos de Venezuela SA, 5.250%, 04/12/17	431,340	0.0
853,000		Petroleos de Venezuela SA, 9.000%, 11/17/21	377,453	0.0
1,601,400		Petroleos de Venezuela SA, 9.750%, 05/17/35	716,627	0.0
270,000		Petroleos Mexicanos, 3.500%, 07/18/18	274,050	0.0
330,000		Petroleos Mexicanos, 4.875%, 01/18/24	343,695	0.0
1,073,000		Petroleos Mexicanos, 5.500%, 01/21/21	1,166,887	0.1
1,370,000		Petroleos Mexicanos, 5.500%, 06/27/44	1,404,250	0.1
1,100,000		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/22	1,122,000	0.1
1,309,000		Philippine Government International Bond, 4.000%, 01/15/21	1,423,537	0.1

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
300,000		Philippine Government International Bond, 7.750%, 01/14/31	$433,125	0.0
700,000		Republic of the Philippines, 6.375%, 10/23/34	939,750	0.1
706,000		Poland Government International Bond, 3.000%, 03/17/23	704,838	0.0
418,000		Poland Government International Bond, 5.000%, 03/23/22	469,289	0.0
1,400,000		Republic of Angola Via Northern Lights III BV, 7.000%, 08/16/19	1,398,250	0.1
332,000		Republic of Ghana, 8.500%, 10/04/17	332,950	0.0
1,000,000	#	Republic of Latvia, 2.750%, 01/12/20	989,690	0.1
600,000		Republic of Paraguay, 4.625%, 01/25/23	615,000	0.0
600,000	#	Republic of Paraguay, 4.625%, 01/25/23	615,000	0.0
136,000	#	Romanian Government International Bond, 4.375%, 08/22/23	143,650	0.0
524,000		Romanian Government International Bond, 6.750%, 02/07/22	632,667	0.0
630,000	#	Republic of Serbia, 5.250%, 11/21/17	650,160	0.0
500,000		Sri Lanka Government International Bond, 5.875%, 07/25/22	513,125	0.0
570,000		Tanzania Government International Bond, 6.329%, 03/09/20	598,500	0.0
1,000,000	#	Transnet SOC Ltd., 4.000%, 07/26/22	950,000	0.1
448,000		Turkey Government International Bond, 5.125%, 03/25/22	477,680	0.0
800,000		Turkey Government International Bond, 6.000%, 01/14/41	911,000	0.1
200,000		Turkey Government International Bond, 6.250%, 09/26/22	228,750	0.0
2,183,000		Turkey Government International Bond, 7.375%, 02/05/25	2,721,939	0.1
7,212,000		Ukraine Government AID Bonds, 1.844%, 05/16/19	7,278,711	0.3
337,000		Uruguay Government International Bond, 4.500%, 08/14/24	354,692	0.0
253,970	L	Uruguay Government International Bond, 7.625%, 03/21/36	347,304	0.0
189,180	&,L	Uruguay Government International Bond, 7.875%, 01/15/33	261,068	0.0
341,643		Uruguay Government International Bond, 8.000%, 11/18/22	451,823	0.0
800,000		Vietnam Government International Bond, 6.750%, 01/29/20	906,040	0.1
300,000	#	Zambia Government International Bond, 5.375%, 09/20/22	278,250	0.0

	Total Foreign Government Bonds
	(Cost $57,343,046)		56,275,085	2.5

U.S. GOVERNMENT AGENCY OBLIGATIONS: 20.8%
		Federal Home Loan Mortgage Corporation: 6.4%##
106,400		0.511%, due 02/15/32	107,329	0.0
16,643		2.303%, due 05/01/37	17,816	0.0
1,244,000	W	3.000%, due 10/15/26	1,291,262	0.1
2,707,958		3.000%, due 02/01/27	2,818,771	0.1
1,460,163		3.000%, due 02/01/27	1,519,965	0.1
15,793,000	W	3.000%, due 12/15/42	15,954,631	0.7
258,671		3.261%, due 03/15/38	275,591	0.0
21,522,000	W	3.500%, due 07/15/41	22,379,517	1.0
1,878,026	^^	4.000%, due 01/15/36	1,820,697	0.1
3,029,414		4.000%, due 10/01/41	3,234,061	0.1
4,426,674		4.000%, due 12/01/41	4,725,709	0.2
8,788,951	^	4.000%, due 04/15/43	1,681,780	0.1
3,690,205		4.000%, due 09/01/44	3,939,490	0.2
25,000,000		4.500%, due 05/15/38	27,133,025	1.2
6,488,499	^	4.500%, due 12/15/40	1,140,879	0.1
618,462		4.500%, due 08/01/41	671,573	0.0
1,867,529		4.500%, due 08/01/41	2,026,717	0.1
2,631,841		4.500%, due 09/01/41	2,857,751	0.1
2,878,311		4.500%, due 10/01/41	3,123,898	0.1
1,262,817		4.500%, due 01/15/42	1,382,011	0.1
3,124,902		4.500%, due 03/01/44	3,393,132	0.2
988,314	^	4.908%, due 03/15/33	1,040,120	0.0
348,389		5.000%, due 12/15/17	364,306	0.0
1,716,986		5.000%, due 08/15/34	1,872,440	0.1
929,965		5.000%, due 02/15/35	998,950	0.0
290,317		5.000%, due 02/15/35	304,712	0.0
1,018,450		5.000%, due 02/15/35	1,084,883	0.1
332,245		5.000%, due 01/01/41	367,167	0.0
821,663		5.500%, due 11/15/22	880,298	0.0
963,227		5.500%, due 12/15/32	1,062,393	0.1
395,790		5.500%, due 09/15/34	437,502	0.0
3,698,291		5.500%, due 02/15/36	4,098,464	0.2
1,635,490		5.500%, due 08/15/36	1,831,029	0.1
1,329,172		5.500%, due 06/15/37	1,479,025	0.1
107,592		5.500%, due 07/01/37	120,884	0.0
1,680,991		5.500%, due 07/15/37	1,865,858	0.1
5,537,894		5.500%, due 11/01/38	6,241,228	0.3
9,839,818	^	5.839%, due 05/15/36	1,094,413	0.1
3,929,833	^	5.889%, due 07/15/40	613,878	0.0
19,266,799	^	5.939%, due 09/15/44	3,731,451	0.2
8,617		6.000%, due 12/01/28	9,738	0.0
21,323		6.000%, due 01/01/29	24,112	0.0
366,981		6.000%, due 01/15/29	404,034	0.0
351,479		6.000%, due 01/15/29	386,110	0.0
395,911		6.000%, due 07/15/32	436,487	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
354,325	^	6.000%, due 04/15/33	$80,683	0.0
1,374,142		6.000%, due 07/15/36	1,554,246	0.1
2,515,356		6.000%, due 10/15/37	2,743,474	0.1
8,864,620	^	6.289%, due 08/15/36	1,708,002	0.1
5,557,562	^	6.324%, due 06/15/36	942,963	0.0
3,834,154	^	6.389%, due 05/15/41	819,219	0.0
8,846,697	^	6.439%, due 09/15/34	1,030,592	0.0
15,802		6.500%, due 01/01/24	17,966	0.0
16,137		6.500%, due 12/01/31	19,078	0.0
1,471,648		6.500%, due 09/01/34	1,674,959	0.1
6,399		7.000%, due 11/01/31	6,710	0.0
9,027		7.000%, due 03/01/32	10,879	0.0
			142,853,858	6.4

		Federal National Mortgage Association: 8.7%##
91,282		0.535%, due 01/25/32	90,032	0.0
155,173		0.562%, due 04/18/28	156,696	0.0
64,902		0.700%, due 10/25/33	65,504	0.0
930,534		1.670%, due 06/25/33	939,124	0.0
22,598,000	W	2.500%, due 12/25/27	22,965,219	1.0
1,432,464		3.000%, due 10/01/27	1,493,165	0.1
24,914,000	W	3.000%, due 11/25/42	25,141,244	1.1
4,717,604		3.000%, due 05/01/43	4,780,740	0.2
6,002,310		3.000%, due 07/01/43	6,081,903	0.3
5,520,000	W	3.500%, due 01/25/26	5,831,794	0.3
11,537,000	W	3.500%, due 07/25/41	11,996,230	0.5
11,429,886	^	3.500%, due 06/25/42	1,589,311	0.1
421,722	^	4.000%, due 11/01/18	22,847	0.0
10,073,000	W	4.000%, due 08/25/40	10,751,235	0.5
7,136,399	^	4.000%, due 04/25/41	1,094,006	0.1
1,485,005		4.000%, due 03/01/42	1,587,214	0.1
4,452,053		4.000%, due 07/01/42	4,758,477	0.2
936,401		4.000%, due 07/01/42	1,000,852	0.1
4,630,183		4.000%, due 07/01/42	4,948,867	0.2
736,271		4.000%, due 07/01/42	786,947	0.0
4,145,324		4.250%, due 11/01/43	4,466,803	0.2
3,996,489		4.500%, due 10/25/34	4,313,731	0.2
645,719		4.500%, due 11/01/40	701,136	0.0
1,223,116		4.500%, due 11/01/40	1,329,655	0.1
11,497		4.500%, due 12/01/40	12,499	0.0
18,273		4.500%, due 12/01/40	19,857	0.0
18,600		4.500%, due 01/01/41	20,219	0.0
22,257		4.500%, due 01/01/41	24,196	0.0
1,102,309		4.500%, due 09/01/41	1,198,114	0.1
1,771,634		4.500%, due 10/01/41	1,926,235	0.1
310,929		4.939%, due 07/01/35	332,922	0.0
373,297		5.000%, due 06/01/33	413,108	0.0
1,760,309		5.000%, due 09/25/33	1,922,428	0.1
454,870		5.000%, due 07/25/34	461,495	0.0
480,462		5.000%, due 02/01/35	532,279	0.0
808,812		5.000%, due 07/01/35	895,928	0.0
891,674		5.000%, due 08/01/35	988,020	0.1
96,574		5.000%, due 10/01/35	106,875	0.0
1,889,294		5.000%, due 10/01/35	2,093,515	0.1
158,327		5.000%, due 02/01/36	175,235	0.0
685,597		5.000%, due 07/01/36	759,468	0.0
889,984		5.000%, due 07/01/37	986,187	0.1
10,773,278		5.000%, due 07/01/39	11,998,502	0.5
4,113,000	W	5.000%, due 01/13/40	4,544,785	0.2
508,412		5.000%, due 11/01/40	564,907	0.0
219,608		5.000%, due 05/01/41	243,267	0.0
1,003,596		5.000%, due 06/01/41	1,112,428	0.1
569,362		5.000%, due 06/01/41	630,503	0.0
18,722		5.500%, due 02/01/18	19,782	0.0
431,434		5.500%, due 08/25/34	455,739	0.0
520,635		5.500%, due 03/01/37	583,795	0.0
524,744		5.500%, due 06/01/39	592,596	0.0
5,214,906		5.500%, due 10/01/39	5,863,503	0.3
29,953,572	^	5.901%, due 11/25/40	3,941,938	0.2
8,144,290	^	5.981%, due 11/25/39	1,125,098	0.1
16,507		6.000%, due 08/01/16	16,926	0.0
176		6.000%, due 12/01/16	181	0.0
8,951		6.000%, due 03/01/17	9,247	0.0
100,737		6.000%, due 09/01/17	105,011	0.0
5,413		6.000%, due 11/01/17	5,612	0.0
7,824		6.000%, due 10/01/18	8,311	0.0
191,531		6.000%, due 07/25/29	208,741	0.0
450,933		6.000%, due 07/25/29	491,450	0.0
360,755		6.000%, due 04/25/31	397,900	0.0
582,332	^	6.000%, due 08/25/33	125,468	0.0
154,846		6.000%, due 09/01/36	175,470	0.0
223,410		6.000%, due 02/25/37	246,269	0.0
5,311,939		6.000%, due 01/01/38	6,107,622	0.3
1,180,545		6.000%, due 05/01/38	1,296,596	0.1
20,585,335	^	6.031%, due 06/25/33	4,606,568	0.2
19,478,505	^	6.231%, due 05/25/40	3,425,696	0.2
7,539,324	^	6.381%, due 09/25/40	1,411,471	0.1
20,323,611	^	6.431%, due 04/25/31	3,673,003	0.2
6,264,049	^	6.431%, due 10/25/41	1,221,701	0.1
16,017,199	^	6.451%, due 06/25/40	2,658,855	0.1
4,144		6.500%, due 02/01/28	4,723	0.0
152		6.500%, due 06/01/31	173	0.0
722		6.500%, due 09/01/31	823	0.0
252		6.500%, due 09/01/31	287	0.0
27,621		6.500%, due 11/01/31	31,612	0.0
13,462		6.500%, due 04/01/32	15,344	0.0
2,330		6.500%, due 08/01/32	2,655	0.0
5,395		6.500%, due 08/01/32	6,149	0.0
12,927		6.500%, due 01/01/33	14,734	0.0
56,483		6.500%, due 02/01/33	64,377	0.0
794,842	^	6.531%, due 08/25/26	108,970	0.0
4,751,506	^	6.531%, due 07/25/42	934,946	0.0
2,607,353	^	6.571%, due 01/25/37	495,641	0.0
9,553,680	^	6.581%, due 10/25/35	1,722,148	0.1
23,926		7.000%, due 12/01/27	26,707	0.0
3,768		7.000%, due 10/01/31	4,053	0.0
4,854		7.000%, due 03/01/32	5,622	0.0
4,586,864	^	7.481%, due 07/25/33	879,633	0.0
3,163		7.500%, due 09/01/30	3,723	0.0
2,939		7.500%, due 10/01/30	2,972	0.0
1,108		7.500%, due 10/01/30	1,137	0.0
8,107		7.500%, due 09/01/31	10,011	0.0
28,745		7.500%, due 02/01/32	33,863	0.0
679,425	^	7.523%, due 02/17/29	121,578	0.0
623,677		22.351%, due 01/25/35	815,660	0.0
71,578		27.922%, due 02/25/34	96,530	0.0
549,597		32.603%, due 11/25/36	949,125	0.0
			193,983,449	8.7

		Government National Mortgage Association: 5.7%
20,679,000		3.000%, due 01/15/43	21,148,478	1.0
20,018,000		3.500%, due 10/20/41	21,014,208	0.9

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
933,447		4.000%, due 11/20/40	$1,004,579	0.0
1,198,650		4.000%, due 10/20/41	1,259,242	0.1
17,803,664		4.000%, due 10/20/44	19,133,288	0.9
8,156,789	^	4.500%, due 01/16/29	1,033,648	0.1
6,309,449		4.500%, due 05/16/39	6,806,160	0.3
2,827,060		4.500%, due 05/20/39	3,084,204	0.1
997,762		4.500%, due 10/15/39	1,103,008	0.1
867,019		4.500%, due 11/15/39	957,970	0.0
965,104		4.500%, due 11/15/39	1,067,133	0.1
235,972		4.500%, due 12/15/39	260,909	0.0
723,000		4.500%, due 06/20/41	790,075	0.0
262,210		4.500%, due 08/20/41	287,474	0.0
3,050,810	^	4.500%, due 09/20/41	579,261	0.0
6,944,840		4.500%, due 10/20/44	7,607,751	0.3
1,718,000		4.750%, due 05/20/39	1,884,941	0.1
123,844	^	5.000%, due 06/16/39	1	0.0
2,107,953	^	5.000%, due 04/20/40	880,521	0.0
1,247,396		5.140%, due 10/20/60	1,357,616	0.1
13,144,847	^	5.189%, due 05/16/41	2,272,584	0.1
1,358,447		5.288%, due 10/20/60	1,493,061	0.1
25,518,009	^	5.439%, due 04/16/44	3,841,563	0.2
22,488,576	^	5.500%, due 11/20/43	5,076,549	0.2
944,885		5.500%, due 03/20/60	1,033,573	0.1
5,936,189	^	5.685%, due 06/20/40	954,264	0.0
31,254,161	^	5.885%, due 07/20/39	4,514,045	0.2
34,060,952	^	5.939%, due 05/16/40	5,207,487	0.2
2,005,503	^	6.035%, due 06/20/38	220,358	0.0
3,581,862	^	6.035%, due 04/20/39	532,816	0.0
22,852,822	^	6.039%, due 12/16/39	4,109,303	0.2
14,113,389	^	6.135%, due 05/20/39	1,482,983	0.1
2,578,175	^	6.235%, due 04/20/38	375,944	0.0
1,256,300	^	6.339%, due 05/16/38	220,570	0.0
3,283,923	^	6.385%, due 01/20/38	483,661	0.0
15,154,478	^	6.455%, due 08/20/40	3,238,357	0.1
6,916,057	^	6.489%, due 09/16/40	1,280,929	0.1
2,151,332	^	6.609%, due 02/16/35	400,992	0.0
100,292	^	8.089%, due 06/16/31	9,353	0.0
			128,008,859	5.7

	Total U.S. Government Agency Obligations
	(Cost $455,923,304)		464,846,166	20.8

U.S. TREASURY OBLIGATIONS: 29.5%
		U.S. Treasury Bonds: 3.6%
73,905,000		3.125%, due 08/15/44	79,580,682	3.6

		U.S. Treasury Notes: 25.9%
205,073,000		0.625%, due 12/31/16	204,872,644	9.2
165,826,000		1.000%, due 12/15/17	165,456,705	7.4
52,738,000	L	1.500%, due 11/30/19	52,396,047	2.3
21,487,000		1.875%, due 11/30/21	21,364,460	0.9
3,620,000		2.000%, due 01/31/16	3,684,834	0.2
130,536,000		2.250%, due 11/15/24	131,433,435	5.9
			579,208,125	25.9

	Total U.S. Treasury Obligations
	(Cost $656,461,791)		658,788,807	29.5

# of Contracts		Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.0%
	Interest Rate Swaptions: 0.0%
343,506,087	@ Pay a fixed rate equal to 5.008% and receive a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 05/29/15 Counterparty: Goldman Sachs & Co.	$4,677	0.0

	Total Purchased Options
	(Cost $1,683,180)	4,677	0.0

	Total Long-Term Investments
	(Cost $2,292,626,081)	2,321,160,009	103.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.1%
	Securities Lending Collateralcc: 2.8%
14,626,708	Cantor Fitzgerald, Repurchase Agreement dated 12/31/14, 0.09%, due 01/02/15 (Repurchase Amount $14,626,780, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $14,919,242, due 01/01/15-09/01/49)	14,626,708	0.7
3,078,112	Daiwa Capital Markets, Repurchase Agreement dated 12/31/14, 0.12%, due 01/02/15 (Repurchase Amount $3,078,132, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $3,139,674, due 06/01/17-03/01/48)	3,078,112	0.1

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
14,626,708	Nomura Securities, Repurchase Agreement dated 12/31/14, 0.08%, due 01/02/15 (Repurchase Amount $14,626,772, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $14,919,242, due 01/07/15-10/20/64)	$14,626,708	0.7
14,626,708	Royal Bank of Scotland PLC, Repurchase Agreement dated 12/31/14, 0.09%, due 01/02/15 (Repurchase Amount $14,626,780, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.375%-7.250%, Market Value plus accrued interest $14,919,243, due 11/15/15-07/15/56)	14,626,708	0.7
14,626,708	State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/14, 0.15%, due 01/02/15 (Repurchase Amount $14,626,828, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $14,920,708, due 04/15/16-02/15/42)	14,626,708	0.6
		61,584,944	2.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.3%
73,617,414	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $73,617,414)	73,617,414	3.3

	Total Short-Term Investments
	(Cost $135,202,358)	135,202,358	6.1

	Total Investments in Securities (Cost $2,427,828,439)	$2,456,362,367	110.0
	Liabilities in Excess of Other Assets	(222,542,439)	(10.0)
	Net Assets	$2,233,819,928	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of December 31, 2014.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security.
&	Payment-in-kind
cc	Represents securities purchased with cash collateral received for securities on loan.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at December 31, 2014.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
^^	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

Cost for federal income tax purposes is $2,428,641,937.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$44,261,812
Gross Unrealized Depreciation	(16,541,382)
Net Unrealized Appreciation	$27,720,430

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of December 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2014
Asset Table
Investments, at fair value
Purchased Options	$–	$4,677	$–	$4,677
Corporate Bonds/Notes	–	666,439,405	–	666,439,405
Collateralized Mortgage Obligations	–	280,682,364	–	280,682,364
Short-Term Investments	73,617,414	61,584,944	–	135,202,358
Asset-Backed Securities	–	194,123,505	–	194,123,505
U.S. Treasury Obligations	–	658,788,807	–	658,788,807
U.S. Government Agency Obligations	–	464,846,166	–	464,846,166
Foreign Government Bonds	–	56,275,085	–	56,275,085
Total Investments, at fair value	$73,617,414	$2,382,744,953	$–	$2,456,362,367
Other Financial Instruments+
Centrally Cleared Swaps	–	5,490,411	–	5,490,411
Futures	1,714,919	–	–	1,714,919
OTC Swaps	–	4,345,274	–	4,345,274
Total Assets	$75,332,333	$2,392,580,638	$–	$2,467,912,971
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(7,607,784)	$–	$(7,607,784)
Forward Foreign Currency Contracts	–	(43,438)	–	(43,438)
Futures	(1,134,897)	–	–	(1,134,897)
Total Liabilities	$(1,134,897)	$(7,651,222)	$–	$(8,786,119)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2014, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Goldman Sachs & Co.	EU Euro	908,756	Buy	02/27/15	$1,134,886	$1,100,223	$(34,663)
							$(34,663)

Citigroup, Inc.	South African Rand	6,920,236	Sell	03/20/15	$585,305	$590,635	$(5,330)
Morgan Stanley	Brazilian Real	295,654	Sell	03/20/15	105,421	108,866	(3,445)
							$(8,775)

At December 31, 2014, the following futures contracts were outstanding for Voya Intermediate Bond Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	218	03/31/15	$47,653,440	$(40,932)
U.S. Treasury Long Bond	569	03/20/15	82,256,062	1,714,919
U.S. Treasury Ultra Long Bond	35	03/20/15	5,781,563	(9,898)
			$135,691,065	$1,664,089
Short Contracts
U.S. Treasury 10-Year Note	(557)	03/20/15	(70,625,862)	(390,682)
U.S. Treasury 5-Year Note	(3,190)	03/31/15	(379,385,711)	(693,385)
			$(450,011,573)	$(1,084,067)

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of December 31, 2014 (Unaudited) (Continued)

At December 31, 2014, the following over-the-counter credit default swaps were outstanding for Voya Intermediate Bond Fund:

Credit Default Swaps on Credit Indices - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	CDX.EM.22 Index	Buy	(1.000)	12/20/19	USD	36,719,000	$3,832,856	$2,960,759	$872,097
Deutsche Bank AG	CDX.EM.22 Index	Buy	(1.000)	12/19/19	USD	4,909,000	512,418	395,826	116,592
							$4,345,274	$3,356,585	$988,689

(1)	If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At December 31, 2014, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Fund:

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.668%	Chicago Mercantile Exchange	10/30/19	USD	162,439,000	$567,928	$567,928
Receive a fixed rate equal to 2.408% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/30/24	USD	84,377,000	997,340	997,340
Receive a fixed rate equal to 2.000% and pay a floating rate equal to the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	11/05/19	USD	331,320,000	3,925,143	3,925,143
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.760%	Chicago Mercantile Exchange	11/05/24	USD	175,600,000	(7,607,784)	(7,607,784)
					$(2,117,373)	$(2,117,373)

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of December 31, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables

The fair value of derivative instruments as of December 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Interest rate contracts	Purchased options	$4,677
Interest rate contracts	Futures contracts	1,714,919
Credit contracts	Credit default swaps	4,345,274
Interest rate contracts	Interest rate swaps*	5,490,411
Total Asset Derivatives		$11,555,281

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$43,438
Interest rate contracts	Futures contracts	1,134,897
Interest rate contracts	Interest rate swaps*	7,607,784
Total Liability Derivatives		$8,786,119

* Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at December 31, 2014:

	Citigroup, Inc.		Deutsche Bank AG	Goldman Sachs & Co.	Morgan Stanley	Totals
Assets:
Purchased Options		$-	$-	$4,677	$-	$4,677
Credit default swaps		3,832,856	512,418	-		4,345,274
Total Assets		$3,832,856	$512,418	$4,677	$-	$4,349,951
Liabilities:
Forward foreign currency contracts		$$5,330	$-	$34,663	$3,445	$43,438
Total Liabilities		$$5,330	$-	$34,663	$3,445	$43,438

Net OTC derivative instruments by counterparty, at fair value		$$3,827,526	$512,418	$(29,986)	$(3,445)	4,306,513
Total collateral pledged by the Fund/(Received from counterparty)		$-	$-	$-	$-	$-
Non-cash collateral pledged by the Fund/(Received from counterparty)(1)		(3,935,000)	-	-	-	(3,935,000)

Net Exposure(2)	$	$(107,474)	$512,418	$(29,986)	$(3,445)	$371,513

(1) Citigroup, Inc. had posted $3,935,000 principal value in U.S. Treasury Notes to the Fund at December 31, 2014.

(2) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of December 31, 2014 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 58.7%
		Basic Materials: 2.4%
580,000		BHP Billiton Finance USA Ltd., 2.050%, 09/30/18	$582,674	0.4
489,000		Eastman Chemical Co., 2.400%, 06/01/17	496,954	0.4
500,000	#,L	FMG Resources August 2006 Pty Ltd., 6.000%, 04/01/17	479,687	0.4
308,000		Freeport-McMoRan, Inc., 2.300%, 11/14/17	308,605	0.2
580,000		Monsanto Co., 1.150%, 06/30/17	575,937	0.4
329,000		PPG Industries, Inc., 2.300%, 11/15/19	327,926	0.2
325,000		Rio Tinto Finance USA Ltd., 1.875%, 11/02/15	327,671	0.2
301,000		Rio Tinto Finance USA PLC, 1.375%, 06/17/16	302,503	0.2
			3,401,957	2.4

		Communications: 4.6%
395,000	#	Alibaba Group Holding Ltd., 1.625%, 11/28/17	392,806	0.3
337,000		AT&T, Inc., 1.400%, 12/01/17	333,881	0.2
257,000		British Telecommunications PLC, 5.950%, 01/15/18	286,804	0.2
500,000		Cablevision Systems Corp., 8.625%, 09/15/17	557,500	0.4
342,000		Comcast Corp., 6.300%, 11/15/17	387,619	0.3
365,000		Cox Communications, Inc., 5.500%, 10/01/15	377,467	0.3
500,000		DirecTV Financing Co., Inc., 1.750%, 01/15/18	497,107	0.3
500,000		DISH DBS Corp., 7.125%, 02/01/16	526,875	0.4
414,000		eBay, Inc., 1.350%, 07/15/17	411,111	0.3
600,000		Juniper Networks, Inc., 3.100%, 03/15/16	612,153	0.4
300,000		Sprint Nextel Corp., 6.000%, 12/01/16	314,370	0.2
300,000		Telefonica Emisiones SAU, 3.992%, 02/16/16	308,685	0.2
567,000		Thomson Reuters Corp., 0.875%, 05/23/16	564,377	0.4
255,000		Thomson Reuters Corp., 1.650%, 09/29/17	253,624	0.2
409,000	#	Verizon Communications, Inc., 2.625%, 02/21/20	404,805	0.3
261,000		Vodafone Group PLC, 5.625%, 02/27/17	282,949	0.2
			6,512,133	4.6

		Consumer Staples: 0.4%
500,000		Smithfield Foods, Inc., 7.750%, 07/01/17	553,750	0.4

		Consumer, Cyclical: 4.2%
193,000		American Honda Finance Corp., 1.200%, 07/14/17	192,412	0.1
486,000		American Honda Finance Corp., 2.250%, 08/15/19	487,882	0.4
454,000		Costco Wholesale Corp., 1.125%, 12/15/17	451,412	0.3
190,000		CVS Caremark Corp., 2.250%, 08/12/19	189,412	0.1
277,000	#	Glencore Funding LLC, 1.700%, 05/27/16	277,596	0.2
180,000	#	Hyundai Capital America, 1.625%, 10/02/15	180,792	0.1
300,000	#	Hyundai Capital America, 1.875%, 08/09/16	302,270	0.2
176,000		Johnson Controls, Inc., 1.400%, 11/02/17	174,535	0.1
500,000		Lennar Corp., 4.750%, 12/15/17	515,000	0.4
300,000		MGM Mirage, 7.500%, 06/01/16	317,250	0.2
314,000		Southwest Airlines Co., 2.750%, 11/06/19	315,794	0.2
495,000		Starbucks Corp., 0.875%, 12/05/16	493,986	0.4
280,000		Target Corp., 5.875%, 07/15/16	300,911	0.2
322,000	#	Volkswagen Group of America Finance LLC, 1.600%, 11/20/17	321,070	0.2
200,000	#	Volkswagen International Finance NV, 1.125%, 11/18/16	199,933	0.2
414,000		Walgreen Co., 1.800%, 09/15/17	414,503	0.3
150,000		Walgreens Boots Alliance, Inc., 2.700%, 11/18/19	150,931	0.1
414,000		Wal-Mart Stores, Inc., 1.950%, 12/15/18	419,733	0.3
313,000		Whirlpool Corp., 1.650%, 11/01/17	312,199	0.2
			6,017,621	4.2

		Consumer, Non-cyclical: 11.6%
582,000		Actavis Funding SCS, 1.300%, 06/15/17	571,955	0.4
502,000		Aetna, Inc., 1.500%, 11/15/17	498,469	0.4
650,000		Altria Group, Inc., 2.625%, 01/14/20	652,638	0.5
521,000		AmerisourceBergen Corp., 1.150%, 05/15/17	517,087	0.4
208,000		Archer-Daniels-Midland Co., 5.450%, 03/15/18	231,863	0.2
333,000	#	Bayer US Finance LLC, 1.500%, 10/06/17	333,462	0.2

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
329,000		Beam, Inc., 1.875%, 05/15/17	$330,544	0.2
276,000		Becton Dickinson and Co., 1.800%, 12/15/17	277,237	0.2
253,000		CareFusion Corp., 1.450%, 05/15/17	251,446	0.2
677,000		Cigna Corp., 2.750%, 11/15/16	695,706	0.5
600,000		ConAgra Foods, Inc., 1.300%, 01/25/16	600,151	0.4
417,000		Diageo Capital PLC, 1.500%, 05/11/17	417,821	0.3
200,000		Express Scripts Holding Co., 1.250%, 06/02/17	198,116	0.1
410,000		Express Scripts, Inc., 3.125%, 05/15/16	421,686	0.3
351,000		Gilead Sciences, Inc., 2.350%, 02/01/20	353,309	0.2
500,000		HCA, Inc., 6.500%, 02/15/16	523,125	0.4
300,000		Hertz Corp., 6.750%, 04/15/19	310,500	0.2
500,000		Jarden Corp., 7.500%, 05/01/17	550,000	0.4
202,000		Kimberly-Clark Corp., 6.125%, 08/01/17	226,149	0.2
204,000		The Kroger Co., 6.400%, 08/15/17	228,172	0.2
304,000		Lorillard Tobacco Co., 3.500%, 08/04/16	313,154	0.2
303,000		McKesson Corp., 1.292%, 03/10/17	301,716	0.2
379,000		Medtronic, Inc., 0.875%, 02/27/17	377,475	0.3
223,000	#	Medtronic, Inc., 2.500%, 03/15/20	223,856	0.2
200,000		Molson Coors Brewing Co., 2.000%, 05/01/17	201,809	0.1
200,000		PepsiCo, Inc., 0.700%, 02/26/16	200,197	0.1
420,000		PepsiCo, Inc., 1.250%, 08/13/17	419,483	0.3
323,000		Perrigo Co. PLC, 1.300%, 11/08/16	321,823	0.2
427,000		Pfizer, Inc., 1.100%, 05/15/17	426,899	0.3
462,000		Philip Morris International, Inc., 1.250%, 11/09/17	459,649	0.3
300,000		Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.125%, 04/15/19	310,875	0.2
550,000		Sanofi, 1.250%, 04/10/18	545,184	0.4
575,000		St Jude Medical, Inc., 2.500%, 01/15/16	583,685	0.4
465,000		Synchrony Financial, 1.875%, 08/15/17	466,221	0.3
409,000		Sysco Corp., 1.450%, 10/02/17	408,853	0.3
300,000		Tenet Healthcare Corp., 6.250%, 11/01/18	326,625	0.2
303,000		UnitedHealth Group, Inc., 1.400%, 12/15/17	302,971	0.2
350,000		Ventas Realty L.P., 1.250%, 04/17/17	347,057	0.2
316,000		Ventas Realty L.P., 1.550%, 09/26/16	317,486	0.2
575,000		WellPoint, Inc., 2.250%, 08/15/19	569,855	0.4
359,000	#	WM Wrigley Jr Co., 1.400%, 10/21/16	359,549	0.3
300,000		Zoetis, Inc., 1.150%, 02/01/16	299,862	0.2
331,000		Zoetis, Inc., 1.875%, 02/01/18	328,291	0.2
			16,602,011	11.6

		Energy: 3.9%
200,000		BP Capital Markets PLC, 2.248%, 11/01/16	204,009	0.1
287,000		BP Capital Markets PLC, 2.521%, 01/15/20	287,538	0.2
283,000		Canadian Natural Resources Ltd., 1.750%, 01/15/18	281,564	0.2
500,000		Chesapeake Energy Corp., 3.250%, 03/15/16	501,250	0.4
500,000		CNOOC Finance 2013 Ltd., 1.125%, 05/09/16	498,498	0.4
282,000		ConocoPhillips, 5.200%, 05/15/18	312,046	0.2
314,000		Hess Corp., 1.300%, 06/15/17	309,670	0.2
357,000		Kinder Morgan, Inc./DE, 2.000%, 12/01/17	355,067	0.3
321,000		Murphy Oil Corp., 2.500%, 12/01/17	319,320	0.2
302,000		Petrobras Global Finance BV, 2.000%, 05/20/16	289,210	0.2
312,000		Statoil ASA, 1.250%, 11/09/17	310,338	0.2
201,000		Statoil ASA, 1.950%, 11/08/18	201,137	0.1
500,000		Tesoro Corp., 4.250%, 10/01/17	518,750	0.4
250,000		Total Capital International SA, 1.550%, 06/28/17	251,021	0.2
600,000		TransCanada PipeLines Ltd., 0.750%, 01/15/16	598,574	0.4
341,000		Transocean, Inc., 5.050%, 12/15/16	342,889	0.2
			5,580,881	3.9

		Financial: 26.1%
637,000		Abbey National Treasury Services PLC/London, 1.650%, 09/29/17	635,587	0.4
450,000	#	ABN AMRO Bank NV, 1.375%, 01/22/16	452,158	0.3

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
280,000		ACE INA Holdings, Inc., 5.700%, 02/15/17	$305,639	0.2
357,000		Air Lease Corp., 2.125%, 01/15/18	351,645	0.2
500,000		Ally Financial, Inc., 5.500%, 02/15/17	526,250	0.4
191,000		American Express Credit Corp., 1.550%, 09/22/17	191,514	0.1
286,000		American Express Credit Corp., 2.800%, 09/19/16	294,612	0.2
740,000		American International Group, Inc., 5.600%, 10/18/16	795,742	0.6
225,000		ARC Properties Operating Partnership L.P./Clark Acquisition LLC, 2.000%, 02/06/17	214,667	0.2
600,000		Australia & New Zealand Banking Group Ltd., 0.900%, 02/12/16	601,954	0.4
500,000		Banco BTG Pactual SA/Cayman Islands, 4.875%, 07/08/16	503,750	0.4
600,000		Bank of America Corp., 1.250%, 01/11/16	601,299	0.4
1,100,000		Bank of America Corp., 2.600%, 01/15/19	1,109,186	0.8
415,000		Bank of Montreal, 1.300%, 07/14/17	413,533	0.3
320,000		Bank of Nova Scotia AM8, 2.550%, 01/12/17	328,352	0.2
506,000		Bank of Nova Scotia, 1.300%, 07/21/17	504,700	0.4
425,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd., 1.550%, 09/09/16	427,086	0.3
339,000	#	Banque Federative du Credit Mutuel SA, 1.700%, 01/20/17	339,927	0.2
870,000		Barclays Bank PLC, 5.000%, 09/22/16	927,696	0.7
900,000		BB&T Corp., 1.600%, 08/15/17	900,151	0.6
210,000		BB&T Corp., 5.200%, 12/23/15	218,460	0.2
500,000	#	BBVA Banco Continental SA, 2.250%, 07/29/16	501,250	0.4
330,000		Berkshire Hathaway Finance Corp., 1.600%, 05/15/17	333,034	0.2
342,000		BPCE SA, 1.625%, 02/10/17	343,224	0.2
500,000		CIT Group, Inc., 5.000%, 05/15/17	520,000	0.4
315,000		Citigroup, Inc., 1.700%, 07/25/16	317,355	0.2
622,000		Citigroup, Inc., 1.850%, 11/24/17	621,766	0.4
258,000		Citizens Bank NA/Providence RI, 1.600%, 12/04/17	257,027	0.2
303,000		Commonwealth Bank of Australia/New York NY, 1.125%, 03/13/17	302,111	0.2
345,000		Commonwealth Bank of Australia/New York NY, 1.400%, 09/08/17	343,375	0.2
630,000		Compass Bank, 1.850%, 09/29/17	627,774	0.4
446,000		Credit Suisse/New York NY, 1.375%, 05/26/17	445,111	0.3
183,000		Deutsche Bank AG/London, 1.350%, 05/30/17	181,632	0.1
474,000		Deutsche Bank AG/London, 3.250%, 01/11/16	484,481	0.3
500,000		Discover Bank/Greenwood DE, 2.000%, 02/21/18	499,073	0.4
435,000		Ford Motor Credit Co. LLC, 1.684%, 09/08/17	431,849	0.3
641,000		Goldman Sachs Group, Inc., 2.375%, 01/22/18	647,757	0.5
425,000		Goldman Sachs Group, Inc., 2.550%, 10/23/19	423,448	0.3
500,000		HCP, Inc., 3.750%, 02/01/16	514,093	0.4
252,000		Health Care REIT, Inc., 2.250%, 03/15/18	253,772	0.2
312,000		Health Care REIT, Inc., 3.625%, 03/15/16	321,269	0.2
426,000	#	HSBC Bank PLC, 1.500%, 05/15/18	421,735	0.3
299,000		HSBC USA, Inc., 1.500%, 11/13/17	298,639	0.2
325,000		Huntington National Bank, 1.350%, 08/02/16	325,368	0.2
339,000		Intesa Sanpaolo SpA, 2.375%, 01/13/17	342,153	0.2
442,000		JPMorgan Chase & Co., 1.625%, 05/15/18	437,533	0.3
975,000		JPMorgan Chase & Co., 3.150%, 07/05/16	1,002,691	0.7
313,000		KeyCorp, 2.300%, 12/13/18	314,369	0.2
750,000	#	Macquarie Bank Ltd., 1.600%, 10/27/17	745,635	0.5
500,000		Manufacturers & Traders Trust Co., 1.450%, 03/07/18	495,060	0.4
578,000		Manufacturers & Traders Trust Co., 1.400%, 07/25/17	577,554	0.4
312,000	#	MassMutual Global Funding II, 3.125%, 04/14/16	321,471	0.2
419,000		MetLife, Inc., 1.756%, 12/15/17	420,715	0.3
255,000		MetLife, Inc., 1.903%, 12/15/17	255,703	0.2

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
295,000	#	Mitsubishi UFJ Trust & Banking Corp., 1.600%, 10/16/17	$293,024	0.2
289,000	#	Mizuho Bank Ltd., 1.300%, 04/16/17	286,520	0.2
142,000		Morgan Stanley, 1.750%, 02/25/16	142,836	0.1
323,000		Morgan Stanley, 1.875%, 01/05/18	322,451	0.2
545,000		Morgan Stanley, 2.125%, 04/25/18	545,795	0.4
250,000		Morgan Stanley, 5.450%, 01/09/17	268,726	0.2
300,000	#	National Australia Bank Ltd., 1.250%, 03/08/18	297,299	0.2
397,000		National Rural Utilities Cooperative Finance Corp., 1.100%, 01/27/17	395,994	0.3
500,000	#	Nordea Bank AB, 0.875%, 05/13/16	499,830	0.4
580,000		PNC Bank NA, 2.400%, 10/18/19	583,092	0.4
315,000		PNC Funding Corp., 2.700%, 09/19/16	323,702	0.2
550,000		PNC Funding Corp., 5.625%, 02/01/17	593,904	0.4
332,000		Principal Financial Group, Inc., 1.850%, 11/15/17	332,521	0.2
418,000		Realty Income Corp., 2.000%, 01/31/18	419,072	0.3
343,000		Regions Financial Corp., 2.000%, 05/15/18	339,939	0.2
600,000		Royal Bank of Canada, 1.500%, 01/16/18	597,157	0.4
363,000	#	Scentre Group Trust 1 / Scentre Group Trust 2, 2.375%, 11/05/19	360,760	0.3
400,000		Navient Corp., 3.875%, 09/10/15	404,000	0.3
303,000		State Street Corp., 1.350%, 05/15/18	298,244	0.2
545,000		State Street Corp., 2.875%, 03/07/16	558,596	0.4
680,000		Sumitomo Mitsui Banking Corp., 1.500%, 01/18/18	670,253	0.5
223,000		SunTrust Banks, Inc., 2.500%, 05/01/19	224,689	0.2
593,000		Toronto-Dominion Bank, 2.250%, 11/05/19	594,856	0.4
342,000		UBS AG/Stamford CT, 1.375%, 08/14/17	340,015	0.2
210,000		UBS AG, 5.875%, 07/15/16	224,807	0.2
250,000		US Bancorp, 2.200%, 11/15/16	255,295	0.2
250,000		US Bank NA/Cincinnati OH, 1.375%, 09/11/17	250,329	0.2
286,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 1.750%, 09/15/17	284,667	0.2
422,000		Wells Fargo & Co., 1.500%, 01/16/18	420,000	0.3
644,000		Wells Fargo & Co., 2.100%, 05/08/17	655,330	0.5
336,000		Westpac Banking Corp., 1.500%, 12/01/17	335,873	0.2
200,000		Westpac Banking Corp., 2.000%, 08/14/17	202,785	0.1
			37,294,296	26.1

		Industrial: 1.9%
500,000	#	Aviation Capital Group Corp., 3.875%, 09/27/16	512,937	0.3
420,000		Caterpillar Financial Services Corp., 2.250%, 12/01/19	420,946	0.3
254,000		L-3 Communications Corp., 1.500%, 05/28/17	251,742	0.2
500,000		SPX Corp., 6.875%, 09/01/17	548,750	0.4
322,000		Thermo Fisher Scientific, Inc., 2.250%, 08/15/16	327,231	0.2
279,000		United Parcel Service, Inc., 1.125%, 10/01/17	277,834	0.2
400,000		Waste Management, Inc., 2.600%, 09/01/16	409,460	0.3
			2,748,900	1.9

		Technology: 1.6%
320,000		Altera Corp., 1.750%, 05/15/17	320,637	0.2
474,000		Intel Corp., 1.350%, 12/15/17	473,275	0.4
313,000		KLA-Tencor Corp., 2.375%, 11/01/17	314,886	0.2
375,000		NetApp Inc., 2.000%, 12/15/17	377,397	0.3
550,000		Oracle Corp., 1.200%, 10/15/17	548,307	0.4
179,000		Xerox Corp., 2.950%, 03/15/17	184,032	0.1
			2,218,534	1.6

		Utilities: 2.0%
600,000		Dominion Resources, Inc., 1.400%, 09/15/17	595,230	0.4
560,000		Entergy Corp., 4.700%, 01/15/17	590,050	0.4
400,000		Georgia Power Co., 3.000%, 04/15/16	410,976	0.3
323,000		Progress Energy, Inc., 5.625%, 01/15/16	338,569	0.2
252,000		PSEG Power, LLC, 2.750%, 09/15/16	258,431	0.2
294,000		Southern California Edison Co., 1.125%, 05/01/17	293,529	0.2

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
406,000		Southern Co., 1.300%, 08/15/17	$404,619	0.3
			2,891,404	2.0

	Total Corporate Bonds/Notes (Cost $83,963,016)		83,821,487	58.7

COLLATERALIZED MORTGAGE OBLIGATIONS: 14.6%
308,109	#	American General Mortgage Loan Trust 2010-1, 5.650%, 03/25/58	310,895	0.2
480,000		Banc of America Commercial Mortgage Trust 2007-3 AJ, 5.547%, 06/10/49	497,220	0.3
290,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc. 2005-2 H, 5.268%, 07/10/43	290,049	0.2
100,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.268%, 07/10/43	100,806	0.1
277,892	#	Banc of America Re-REMIC Trust 2009-UBER2, 5.670%, 02/24/51	293,954	0.2
246,557		Bank of America Merrill Lynch Commercial Mortgage, Inc., 4.621%, 07/10/43	246,741	0.2
630,000	#	Bank of America Merrill Lynch Commercial Mortgage, Inc., 5.268%, 07/10/43	636,736	0.4
580,000		Bank of America Merrill Lynch Commercial Mortgage, Inc., 5.317%, 06/10/49	620,686	0.4
640,000	#	Bank of America Merrill Lynch Commercial Mortgage, Inc., 6.030%, 11/10/38	659,946	0.5
350,000		Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9, 5.055%, 09/11/42	356,518	0.2
300,000		Bear Stearns Commercial Mortgage Securities Trust, 4.750%, 06/11/41	303,880	0.2
590,000		Bear Stearns Commercial Mortgage Securities Trust, 5.074%, 02/13/42	595,763	0.4
23,068		Bear Stearns Commercial Mortgage Securities Trust, 5.957%, 06/11/50	23,139	0.0
430,000		CD 2007-CD5 Mortgage Trust AJ, 6.124%, 11/15/44	468,126	0.3
250,000	#	Commercial Mortgage Trust 2004-GG1 F, 6.025%, 06/10/36	255,284	0.2
221,821		Commercial Mortgage Trust, 0.716%, 03/10/46	221,244	0.2
330,000		Commercial Mortgage Trust, 5.226%, 07/15/44	337,514	0.2
628,977		Commercial Mortgage Trust, 5.289%, 12/11/49	662,851	0.5
330,000		Commercial Mortgage Trust, 5.305%, 06/10/44	330,088	0.2
600,000		Credit Suisse First Boston Mortgage Securities Corp., 4.877%, 04/15/37	601,646	0.4
577,000		Credit Suisse First Boston Mortgage Securities Corp., 5.279%, 08/15/38	586,172	0.4
17,576	#	Credit Suisse First Boston Mortgage Securities Corp., 5.322%, 08/15/36	17,595	0.0
335,000	#	Credit Suisse Mortgage Capital Certificates, 5.342%, 12/15/43	355,122	0.2
620,000	#	Credit Suisse Mortgage Capital Certificates, 5.342%, 12/16/43	656,787	0.5
100,000	#	Del Coronado Trust, 4.000%, 03/15/26	99,842	0.1
560,000		GE Capital Commercial Mortgage Corp., 5.133%, 05/10/43	565,350	0.4
130,770		GE Capital Commercial Mortgage Corp., 5.313%, 11/10/45	130,962	0.1
920,000		GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Trust, 4.754%, 05/10/43	926,423	0.6
757,567		Greenwich Capital Commercial Funding Corp., 4.894%, 08/10/42	757,635	0.5
154,313		Greenwich Capital Commercial Funding Corp., 5.381%, 03/10/39	154,837	0.1
220,000		Greenwich Capital Commercial Funding Corp., 5.447%, 03/10/39	221,623	0.2
430,000		Greenwich Capital Commercial Funding Corp., 5.475%, 03/10/39	451,226	0.3
270,000	#	Hilton USA Trust 2013-HLT, 2.662%, 11/05/30	270,855	0.2
79,866		JP Morgan Chase Commercial Mortgage Securities Corp., 5.243%, 01/12/43	79,829	0.1

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,474		JP Morgan Chase Commercial Mortgage Securities Corp., 5.772%, 06/15/49	$2,471	0.0
260,000		JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC12, 4.987%, 09/12/37	263,545	0.2
670,000		JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP4, 5.040%, 10/15/42	678,262	0.5
160,000		JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP5, 5.391%, 12/15/44	165,752	0.1
380,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2014-BXH, 2.411%, 04/15/27	378,964	0.3
330,000		LB-UBS Commercial Mortgage Trust 2005-C2, 5.205%, 04/15/30	332,455	0.2
500,000		LB-UBS Commercial Mortgage Trust 2005-C2, 5.256%, 04/15/40	503,686	0.3
1,210,000		LB-UBS Commercial Mortgage Trust, 5.127%, 09/15/40	1,232,593	0.9
299,878		LB-UBS Commercial Mortgage Trust, 5.300%, 11/15/38	304,267	0.2
500,000		LB-UBS Commercial Mortgage Trust, 5.323%, 11/15/40	513,187	0.4
134,635		ML-CFC Commercial Mortgage Trust, 5.644%, 09/12/49	134,718	0.1
640,000		Morgan Stanley Capital I Trust, 5.073%, 08/13/42	649,717	0.5
104,847		Morgan Stanley Capital I Trust, 5.185%, 10/12/52	104,739	0.1
74,642	#	Morgan Stanley Reremic Trust, 5.246%, 12/17/43	75,417	0.0
12,615	#	NorthStar 2012-1 Mortgage Trust, 1.355%, 08/25/29	12,616	0.0
540,000	#	NorthStar 2012-1 Mortgage Trust, 4.400%, 08/25/29	542,644	0.4
800,000	#	TIAA CMBS I Trust, 5.770%, 06/19/33	839,475	0.6
294,495		TIAA Seasoned Commercial Mortgage Trust, 5.560%, 08/15/39	297,407	0.2
111,964		Wachovia Bank Commercial Mortgage Trust, 5.246%, 12/15/43	114,304	0.1
360,000		Wachovia Bank Commercial Mortgage Trust, 5.396%, 03/15/42	362,047	0.3
220,000		Wachovia Bank Commercial Mortgage Trust, 5.723%, 05/15/43	230,536	0.2

	Total Collateralized Mortgage Obligations (Cost $21,196,549)		20,826,146	14.6

FOREIGN GOVERNMENT BONDS: 0.1%
		Energy: 0.1%
123,000		Petrobras International Finance Co., 2.875%, 05/01/15	122,507	0.1

	Total Foreign Government Bonds
	(Cost $123,169)		122,507	0.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 8.1%
		Federal Home Loan Mortgage Corporation: 3.2%##
1,095,383		5.000%, due 07/15/39	1,161,941	0.8
133,622		5.500%, due 01/01/37	149,687	0.1
309,217		5.500%, due 08/01/38	349,467	0.2
19,199		5.500%, due 10/01/38	21,428	0.0
40,960		5.500%, due 10/01/38	46,129	0.0
820,976		5.500%, due 11/01/38	925,243	0.7
639,940		5.500%, due 02/01/39	722,395	0.5
1,115,759		6.000%, due 12/15/28	1,215,965	0.9
			4,592,255	3.2

		Federal National Mortgage Association: 3.2%##
314,443		3.000%, due 12/25/39	318,743	0.2
773,936		3.000%, due 04/25/40	797,570	0.6
603,055		3.000%, due 05/25/40	620,979	0.4
301,525		4.000%, due 10/25/50	310,432	0.2
506,555		4.500%, due 10/25/40	521,880	0.4
784,344		5.000%, due 01/01/23	852,200	0.6
417,499		5.000%, due 07/01/34	462,596	0.3
590,232		6.000%, due 01/01/38	678,644	0.5
			4,563,044	3.2

		Government National Mortgage Association: 1.7%
660,000		4.397%, due 05/16/51	714,276	0.5
1,434,274		7.118%, due 04/20/39	1,674,974	1.2
			2,389,250	1.7

	Total U.S. Government Agency Obligations (Cost $11,421,759)		11,544,549	8.1

U.S. TREASURY OBLIGATIONS: 1.2%
		U.S. Treasury Notes: 1.2%
1,310,000		0.625%, due 12/31/16	1,308,720	0.9
354,000		1.000%, due 12/15/17	353,212	0.3

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
		U.S. Treasury Notes: (continued)
35,000	L	1.500%, due 11/30/19	$34,773	0.0

	Total U.S. Treasury Obligations
	(Cost $1,695,832)		1,696,705	1.2

ASSET-BACKED SECURITIES: 17.5%
		Automobile Asset-Backed Securities: 3.0%
340,000		Capital Auto Receivables Asset Trust, 1.310%, 12/20/17	341,603	0.2
350,000		Capital Auto Receivables Asset Trust, 1.620%, 10/22/18	351,633	0.2
250,000		CarMax Auto Owner Trust 2014-4, 1.810%, 07/15/20	249,828	0.2
100,000		CarMax Auto Owner Trust, 1.610%, 10/15/19	99,902	0.1
226,000		Harley-Davidson Motorcycle Trust 2012-1, 0.910%, 02/15/18	226,442	0.2
768,000		Hyundai Auto Receivables Trust, 0.750%, 09/17/18	766,949	0.5
180,000		Mercedes-Benz Auto Receivables Trust 2014-1, 1.310%, 11/16/20	178,853	0.1
650,000		Nissan Auto Receivables 2013-B Owner Trust, 1.310%, 10/15/19	650,242	0.4
140,000		Nissan Auto Receivables 2013-C Owner Trust, 1.300%, 06/15/20	139,545	0.1
700,000		Smart Trust, 1.050%, 10/14/18	699,304	0.5
18,570		Toyota Auto Receivables Owner Trust, 0.750%, 02/16/16	18,580	0.0
100,000		Toyota Auto Receivables Owner Trust, 1.180%, 06/17/19	99,968	0.1
527,000		World Omni Auto Receivables Trust, 0.870%, 07/15/19	525,528	0.4
			4,348,377	3.0

		Credit Card Asset-Backed Securities: 2.5%
300,000		BA Credit Card Trust, 0.431%, 09/16/16	299,608	0.2
800,000		Chase Issuance Trust, 1.150%, 01/15/19	799,969	0.6
786,000		Citibank Credit Card Issuance Trust, 5.350%, 02/07/20	874,497	0.6
582,000		Citibank Credit Card Issuance Trust, 5.650%, 09/20/19	645,919	0.5
170,000		Discover Card Execution Note Trust, 0.591%, 07/15/21	170,536	0.1
340,000		Discover Card Execution Note Trust, 1.670%, 01/18/22	334,149	0.2
418,000		Dryrock Issuance Trust, 0.640%, 08/15/18	417,864	0.3
			3,542,542	2.5

		Home Equity Asset-Backed Securities: 0.2%
227,434		Chase Funding Loan Acquisition Trust Series, 4.750%, 12/25/19	231,469	0.2

		Other Asset-Backed Securities: 11.8%
430,000	#	American Residential Properties 2014-SFR1 Trust, 2.512%, 09/17/31	428,583	0.3
500,000	#	Apidos CDO IV 2006-4A D, 1.734%, 10/27/18	487,153	0.3
325,000	#	Ares XII CLO Ltd., 2.233%, 11/25/20	328,477	0.2
250,000	#	Ares XII CLO Ltd., 3.483%, 11/25/20	246,324	0.2
250,000	#	Atrium V, 3.932%, 07/20/20	245,175	0.2
500,000	#	Babson CLO, Inc. 2005-III, 1.932%, 11/10/19	491,086	0.3
250,000	#	Castle Garden Funding, 0.984%, 10/27/20	245,167	0.2
300,000	#	Castle Garden Funding, 4.984%, 10/27/20	300,929	0.2
500,000	#	CIFC Funding 2006-I Ltd., 1.831%, 10/20/20	486,008	0.3
400,000	#	CIFC Funding 2006-II Ltd., 1.834%, 03/01/21	386,468	0.3
120,371	#	CIFC Funding 2006-II Ltd., 4.234%, 03/01/21	118,454	0.1
372,125		CNH Equipment Trust, 0.650%, 04/16/18	371,978	0.3
250,000	#	ColumbusNova CLO Ltd 2006-II, 0.982%, 04/04/18	246,137	0.2
250,000	#	ColumbusNova CLO Ltd 2006-II, 3.982%, 04/04/18	250,000	0.2
400,000	#	Diamond Lake CLO Ltd., 1.834%, 12/01/19	389,058	0.3
500,000	#	Eaton Vance CDO IX Ltd., 0.881%, 04/20/19	492,721	0.3
500,000	#	Emporia Preferred Funding III Ltd. 2007-3A B, 0.681%, 04/23/21	486,355	0.3
293,019	#	Emporia Preferred Funding, 0.731%, 10/18/18	292,908	0.2
500,000	#	Fraser Sullivan CLO I Ltd., 2.041%, 03/15/20	487,363	0.3
500,000	#	FRASR 2006-1A B 3/20, 0.711%, 03/15/20	497,991	0.3
500,000	#	Goldentree Loan Opportunities V Ltd., 3.481%, 10/18/21	497,065	0.3

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
500,000	#	Greens Creek Funding Ltd., 2.481%, 04/18/21	$489,425	0.3
145,053	#	GSAMP Trust 2005-SEA2, 0.505%, 01/25/45	142,622	0.1
500,000	#	Gulf Stream - Compass CLO, 2.233%, 10/28/19	503,585	0.4
500,000	#	Gulf Stream - Compass CLO, 3.683%, 10/28/19	500,233	0.4
500,000	#	Gulf Stream - Sextant CLO 2007-1 Ltd., 2.643%, 06/17/21	478,481	0.3
13,963	#	Gulf Stream - Sextant CLO, 0.481%, 08/21/20	13,946	0.0
300,000	#	Gulf Stream - Sextant CLO, 0.931%, 08/21/20	296,948	0.2
225,000	#	Gulf Stream - Sextant CLO, 1.831%, 08/21/20	221,157	0.2
400,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured, 0.682%, 08/07/21	392,995	0.3
500,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured, 2.532%, 08/07/21	497,653	0.3
442,786	#	Kennecott Funding Ltd., 2.029%, 01/13/18	440,012	0.3
250,000	#	Kingsland III Ltd., 0.883%, 08/24/21	240,240	0.2
1,250,000	#	Lightpoint CLO V 2006-5A B, 2.031%, 04/15/18	1,249,899	0.9
500,000	#	Madison Park Funding II Ltd. 2006-2A D, 5.005%, 03/25/20	497,600	0.3
250,000	#	Madison Park Funding Ltd., 5.484%, 07/26/21	249,397	0.2
330,000	#	MSIM Peconic Bay Ltd., 2.231%, 07/20/19	331,997	0.2
500,000	#	Muir Grove CLO Ltd., 2.234%, 03/25/20	499,813	0.4
1,000,000	#	Muir Grove CLO Ltd., 3.234%, 03/25/20	998,526	0.7
500,000	#	Northwoods Capital VII Ltd., 3.732%, 10/22/21	500,124	0.4
112,675		Structured Asset Securities Corp. Trust, 0.370%, 09/25/35	112,817	0.1
425,000	#	WhiteHorse III Ltd./Corp 2006-1A A3L, 0.982%, 05/01/18	424,444	0.3
			16,857,314	11.8

	Total Asset-Backed Securities
	(Cost $24,932,116)		24,979,702	17.5

# of Contracts		Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.0%
	OTC Interest Rate Swaptions: 0.0%
17,296,000	@ Pay a fixed rate equal to 5.070% and receive a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 05/29/15 Counterparty: Credit Suisse Group AG	$187	0.0

	Total Purchased Options
	(Cost $79,562)	187	0.0

	Total Long-Term Investments
	(Cost $143,412,003)	142,991,283	100.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.8%
	Securities Lending Collateralcc: 0.4%
535,602	Cantor Fitzgerald, Repurchase Agreement dated 12/31/14, 0.09%, due 01/02/15 (Repurchase Amount $535,605, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $546,314, due 01/01/15-09/01/49)
	(Cost $535,602)	535,602	0.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.4%
1,996,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $1,996,000)	1,996,000	1.4

	Total Short-Term Investments
	(Cost $2,531,602)	2,531,602	1.8

	Total Investments in Securities (Cost $145,943,605)	$145,522,885	102.0
	Liabilities in Excess of Other Assets	(2,823,184)	(2.0)
	Net Assets	$142,699,701	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of December 31, 2014.

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2014 (Unaudited) (Continued)

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at December 31, 2014.

Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$491,721
Gross Unrealized Depreciation	(912,441)

Net Unrealized Depreciation	$(420,720)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2014
Asset Table
Investments, at fair value
Purchased Options	$–	$187	$–	$187
Corporate Bonds/Notes	–	83,821,487	–	83,821,487
Collateralized Mortgage Obligations	–	20,826,146	–	20,826,146
Short-Term Investments	1,996,000	535,602	–	2,531,602
U.S. Treasury Obligations	–	1,696,705	–	1,696,705
Asset-Backed Securities	–	24,979,702	–	24,979,702
U.S. Government Agency Obligations	–	11,544,549	–	11,544,549
Foreign Government Bonds	–	122,507	–	122,507
Total Investments, at fair value	$1,996,000	$143,526,885	$–	$145,522,885
Other Financial Instruments+
Futures	36,656	–	–	36,656
Total Assets	$2,032,656	$143,526,885	$–	$145,559,541
Liabilities Table
Other Financial Instruments+
Futures	$(112,943)	$–	$–	$(112,943)
Total Liabilities	$(112,943)	$–	$–	$(112,943)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2014, the following futures contracts were outstanding for Voya Short Term Bond Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	226	03/31/15	$49,402,190	$(77,636)
U.S. Treasury Long Bond	9	03/20/15	1,301,062	33,435
			$50,703,252	$(44,201)
Short Contracts
U.S. Treasury 10-Year Note	(51)	03/20/15	(6,466,641)	(35,307)
U.S. Treasury 5-Year Note	(145)	03/31/15	(17,244,805)	3,221
			$(23,711,446)	$(32,086)

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following table

The fair value of derivative instruments as of December 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Interest rate contracts	Purchased options	$187
Interest rate contracts	Futures contracts	36,656
Total Asset Derivatives		$36,843

Liability Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$112,943
Total Liability Derivatives		$112,943

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at December 31, 2014:

Credit Suisse Group AG
Assets:
Purchased Options	$187
Total Assets	$187

Net OTC derivative instruments by counterparty, at fair value	$187

Total collateral pledged by the Fund/(Received from counterparty)	$-

Net Exposure(1)	$187

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 71.9%
	Affiliated Investment Companies: 71.9%
15,174	Voya Emerging Markets Corporate Debt Fund - Class P	$147,491	2.4
15,605	Voya Emerging Markets Hard Currency Debt Fund - Class P	146,530	2.4
179,513	Voya Floating Rate Fund - Class P	1,795,126	29.1
146,537	Voya High Yield Bond Fund - Class P	1,178,159	19.1
23,068	Voya Investment Grade Credit Fund - Class P	250,515	4.1
89,992	Voya Securitized Credit Fund - Class P	916,118	14.8

	Total Mutual Funds
	(Cost $4,512,820)	4,433,939	71.9

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 1.5%
		Financial: 1.5%
30,000		JPMorgan Chase & Co., 6.125%, 12/29/49	30,075	0.5
30,000		M&T Bank Corp., 6.450%, 12/29/49	31,987	0.5
30,000		Wells Fargo & Co., 5.900%, 12/29/49	30,300	0.5

	Total Corporate Bonds/Notes
	(Cost $93,336)		92,362	1.5

COLLATERALIZED MORTGAGE OBLIGATIONS: 10.9%
10,000		Banc of America Commercial Mortgage Trust 2007-4 AJ, 5.821%, 02/10/51	10,399	0.2
10,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc. 2005-2 H, 5.268%, 07/10/43	10,002	0.1
10,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.268%, 07/10/43	10,081	0.2
10,000		CD 2007-CD5 Mortgage Trust, 6.124%, 11/15/44	10,850	0.2
11,637		Citigroup Mortgage Loan Trust, 5.560%, 11/25/36	10,341	0.2
99,199	^	Commercial Mortgage Pass Through Certificates, 1.421%, 04/10/47	8,227	0.1
99,006	^	Commercial Mortgage Trust, 1.419%, 10/10/46	8,415	0.1
10,000		Commercial Mortgage Trust, 5.226%, 07/15/44	10,227	0.2
20,000		Commercial Mortgage Trust, 5.226%, 07/15/44	20,455	0.3
25,000		Commercial Mortgage Trust, 5.796%, 12/10/49	24,612	0.4
25,000	#	Commercial Mortgage Trust, 5.796%, 12/10/49	24,569	0.4
10,000		Credit Suisse First Boston Mortgage Securities Corp., 5.736%, 05/15/36	10,892	0.2
275,000		Fannie Mae Connecticut Avenue Securities, 5.170%, 11/25/24	279,272	4.5
783,596	#,^	FREMF Mortgage Trust, 0.100%, 12/25/44	4,300	0.1
25,000		GS Mortgage Securities Trust, 5.553%, 04/10/38	24,652	0.4
10,000		JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP4, 5.040%, 10/15/42	10,123	0.2
1,000,000	#,^	JP Morgan Chase Commercial Mortgage Securities Trust, 0.359%, 12/15/47	25,068	0.4
10,000		JP Morgan Chase Commercial Mortgage Securities Trust, 5.683%, 06/12/41	9,745	0.1
10,000		LB Commercial Mortgage Trust, 5.904%, 07/15/44	10,145	0.2
10,000		LB-UBS Commercial Mortgage Trust, 4.954%, 07/15/40	10,044	0.1
10,000		LB-UBS Commercial Mortgage Trust, 5.206%, 08/15/36	10,045	0.2
10,000		LB-UBS Commercial Mortgage Trust, 5.296%, 04/15/40	9,900	0.1
10,000		LB-UBS Commercial Mortgage Trust, 5.853%, 06/15/38	9,902	0.1
10,000		LB-UBS Commercial Mortgage Trust, 5.853%, 06/15/38	10,113	0.2
10,000		LB-UBS Commercial Mortgage Trust, 8.150%, 07/15/32	10,072	0.2

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
139,630	^	Morgan Stanley Bank of America Merrill Lynch Trust, 1.288%, 08/15/47	$10,999	0.2
25,000		Morgan Stanley Capital I Trust, 5.389%, 11/12/41	25,689	0.4
13,973		Prime Mortgage Trust, 5.500%, 03/25/37	12,747	0.2
10,000		Wachovia Bank Commercial Mortgage Trust Series 2007-C33 AJ, 5.941%, 02/15/51	10,500	0.2
20,000		Wachovia Bank Commercial Mortgage Trust Series, 5.723%, 05/15/43	20,428	0.3
10,000		Wachovia Bank Commercial Mortgage Trust Series, 5.941%, 02/15/51	10,211	0.2

	Total Collateralized Mortgage Obligations
	(Cost $666,399)		673,025	10.9

U.S. GOVERNMENT AGENCY OBLIGATIONS: 12.0%
		Federal Home Loan Mortgage Corporation: 4.4%##
1,377,919	^	6.500%, due 06/15/32	206,006	3.3
58,493		8.000%, due 08/15/35	65,881	1.1
			271,887	4.4

		Federal National Mortgage Association: 7.2%##
64,752,010	^	0.050%, due 06/25/42	116,055	1.9
983,994	^	4.500%, due 10/25/41	173,092	2.8
23,816		5.500%, due 10/01/39	26,778	0.4
772,787	^	6.431%, due 03/25/32	127,788	2.1
			443,713	7.2

		Government National Mortgage Association: 0.4%
158,003	^	3.500%, due 10/20/41	27,957	0.4

	Total U.S. Government Agency Obligations
	(Cost $715,994)		743,557	12.0

	Total Long-Term Investments
	(Cost $5,988,549)		5,942,883	96.3

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.7%
	Mutual Funds: 2.7%
166,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $166,000)	166,000	2.7

	Total Short-Term Investments
	(Cost $166,000)	166,000	2.7

	Total Investments in Securities (Cost $6,154,549)	$6,108,883	99.0
	Assets in Excess of Other Liabilities	60,546	1.0
	Net Assets	$6,169,429	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of December 31, 2014.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Cost for federal income tax purposes is $6,156,287.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$47,537
Gross Unrealized Depreciation	(94,941)

Net Unrealized Depreciation	$(47,404)

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2014
Asset Table
Investments, at fair value
Mutual Funds	$4,433,939	$–	$–	$4,433,939
Corporate Bonds/Notes	–	92,362	–	92,362
Collateralized Mortgage Obligations	–	673,025	–	673,025
U.S. Government Agency Obligations	–	743,557	–	743,557
Short-Term Investments	166,000	–	–	166,000
Total Investments, at fair value	$4,599,939	$1,508,944	$–	$6,108,883
Other Financial Instruments+
Forward Foreign Currency Contracts	–	1,556	–	1,556
Futures	13,994	–	–	13,994
Total Assets	$4,613,933	$1,510,500	$–	$6,124,433
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(1,470)	$–	$(1,470)
Futures	(33)	–	–	(33)
Total Liabilities	$(33)	$(1,470)	$–	$(1,503)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended December 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 3/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Market Value at 12/31/14	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$-	$303,366	$(151,053)	$(4,822)	$147,491	$3,366	$(1,053)	$-
Voya Emerging Markets Hard Currency Debt Fund - Class P	-	150,584	-	(4,054)	146,530	584	-	-
Voya Emerging Markets Local Currency Debt Fund - Class P	-	290,074	(290,074)	-	-	5,074	(7,066)	-
Voya Floating Rate Fund - Class P	1,975,053	640,793	(785,859)	(34,861)	1,795,126	70,793	(5,859)	-
Voya High Yield Bond Fund - Class P	1,745,189	582,314	(1,066,825)	(82,519)	1,178,159	72,940	13,174	-
Voya Investment Grade Credit Fund - Class P	-	250,053	-	462	250,515	53	-	-
Voya Securitized Credit Fund - Class P	-	1,206,611	(296,161)	5,668	916,118	6,671	3,838	4,940
	$3,720,242	$3,423,795	$(2,589,972)	$(120,126)	$4,433,939	$159,481	$3,034	$4,940

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At December 31, 2014, the following forward foreign currency contracts were outstanding for Voya Strategic Income Opportunities Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Citigroup, Inc.	South African Rand	129,999	Sell	03/20/15	$10,995	$11,095	$(100)
Deutsche Bank AG	Polish Zloty	31,602	Sell	03/20/15	9,358	8,895	463
Deutsche Bank AG	Hungarian Forint	1,755,102	Sell	03/20/15	6,998	6,695	303
Deutsche Bank AG	Indonesian Rupiah	109,540,000	Sell	02/27/15	8,834	8,725	109
HSBC Bank PLC	Russian Ruble	396,806	Sell	03/20/15	5,871	6,526	(655)
HSBC Bank PLC	Colombian Peso	7,625,440	Sell	03/20/15	3,084	3,196	(112)
HSBC Bank PLC	Peruvian Nuevo Sol	11,248	Sell	03/20/15	3,734	3,709	25
HSBC Bank PLC	Malaysian Ringgit	56,177	Sell	02/27/15	16,619	15,963	656
Morgan Stanley	Mexican Peso	205,717	Sell	03/20/15	13,807	13,876	(69)
Morgan Stanley	Turkish Lira	25,686	Sell	03/20/15	10,639	10,816	(177)
Morgan Stanley	Brazilian Real	30,610	Sell	03/20/15	10,915	11,272	(357)
							$86

At December 31, 2014, the following futures contracts were outstanding for Voya Strategic Income Opportunities Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury Long Bond	3	03/20/15	$433,687	$4,993
U.S. Treasury Ultra Long Bond	1	03/20/15	165,188	7,638
			$598,875	$12,631
Short Contracts
U.S. Treasury 2-Year Note	(5)	03/31/15	(1,092,969)	1,363
U.S. Treasury 5-Year Note	(7)	03/31/15	(832,508)	(33)
			$(1,925,477)	$1,330

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of December 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$1,556
Interest rate contracts	Futures contracts	13,994
Total Asset Derivatives		$15,550

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$1,470
Interest rate contracts	Futures contracts	33
Total Liability Derivatives		$1,503

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at December 31, 2014:

	Citigroup, Inc.	Deutsche Bank AG	HSBC	Morgan Stanley	Totals
Assets:
Forward foreign currency contracts	$-	$875	$681	$-	$1,556
Total Assets	$-	$875	$681	$-	$1,556

Liabilities:
Forward foreign currency contracts	$100	$-	$767	$603	$1,470
Total Liabilities	$100	$-	$767	$603	$1,470

Net OTC derivative instruments by counterparty, at fair value	$(100)	$875	$(86)	$(603)	86

Total collateral pledged by the Fund/(Received from counterparty)	$-		$-	$-	$-

Net Exposure(1)	$(100)	$875	$(86)	$(603)	$86

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Funds Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	February 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	February 25, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	February 25, 2015